As filed with the Securities and Exchange Commission on April 28, 2004




                               File No. 33-31375

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER THE
                           [X] SECURITIES ACT OF 1933

                      [ ] Pre-Effective Amendment No. ____



                      [X] Post-Effective Amendment No. 26



                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       [X] INVESTMENT COMPANY ACT OF 1940



                              [X] Amendment No. 27




                        (Check appropriate box or boxes)

                            AUL AMERICAN UNIT TRUST
                           (Exact Name of Registrant)

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                              (Name of Depositor)

                One American Square, Indianapolis, Indiana 46282
         (Address of Depositor's Principal Executive Offices) (Zip Code)


                  Depositor's Telephone Number: (317) 285-1877

     John C. Swhear, Esq., One American Square, Indianapolis, Indiana 46282
                    (Name and Address of Agent for Service)


Title of Securities              Interests in group variable annuity
  Being Registered:                contracts


It is proposed that this filing will become effective (Check appropriate Space)

          immediately upon filing pursuant to paragraph (b) of Rule 485
_____


 X        on    May 1, 2004  pursuant to paragraph (b) of Rule 485
_____         --------------



          60 days after filing pursuant to paragraph (a)(1) of Rule 485
____

          on  (date) pursuant to paragraph (a)(1) of Rule 485
_____

_____     75 days after filing pursuant to paragraph (a)(2)

_____     on (date) pursuant to paragraph (a)(2) of Rule 485

_____ this post-effective amendment designates a new effective date for a previously filed amendment.

                                       2

                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495

Showing Location in Part A (Prospectus) and Part B (Statement of Additional
Information) of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS

Item of Form N-4                          Prospectus Caption
----------------                          ------------------

 1. Cover Page ...........................Cover Page
 2. Definitions ..........................Definitions
 3. Synopsis .............................Summary; Expense Table
 4. Condensed Financial Information ......Condensed Financial Information
 5. General Description ..................Information About AUL, The Variable
                                             Account, and the Funds; Voting of
                                             Shares of the Funds
 6. Deductions and Expenses ..............Charges and Deductions
 7. General Description of Variable
     Annuity Contracts ...................The Contracts; Contributions and
                                             Contract Values During the
                                             Accumulation Period; Cash
                                             Withdrawals and the Death Benefit;
                                             Summary
 8. Annuity Period .......................Annuity Period
 9. Death Benefit ........................Cash Withdrawals and The Death Benefit
10. Purchase and Policy Values ...........Contributions and Contract Values
                                             During the Accumulation Period
11. Redemptions ..........................Cash Withdrawals and The Death Benefit
12. Taxes ................................Federal Tax Matters
13. Legal Proceedings ....................Other Information
14. Table of Contents for the Statement
     of Additional Information ...........Statement of Additional Information

PART B - STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional                   Statement of Additional
Information Item of Form N-4              Information Caption
----------------------------              -------------------


15. Cover Page ...........................Cover Page
16. Table of Contents ....................Table of Contents
17. General Information and History ......General Information and History
18. Services .............................Custody of Assets; Independent
                                             Auditors
19. Purchase of Securities
        Being Offered.....................Distribution of Contracts;
                                            (Prospectus) Charges and
                                             Deductions
20. Underwriters .........................Distribution of Contracts
21. Calculation of Performance Data ......Performance Information
22. Annuity Payments .....................(Prospectus) Annuity Period
23. Financial Statements .................Financial Statements


PART C - OTHER INFORMATION

Item of Form N-4                          Part C Caption
----------------                          --------------
24. Financial Statements and Exhibits ....(Statement of Additional Information)
                                             Financial Statements and Exhibits
25. Directors and Officers of the
     Depositor ...........................Directors and Officers of AUL
26. Persons Controlled By or Under
     Common Control with Depositor
     or Registrant .......................Persons Controlled By or Under Common
                                             Control With Registrant
27. Number of Policyowners ...............Number of Contractholders
28. Indemnification ......................Indemnification
29. Principal Underwriters ...............Principal Underwriters
30. Location of Accounts and Records .....Location of Accounts and Records
31. Management Services ..................Management Services
32. Undertakings .........................Undertakings
Signatures................................Signatures

                                   PROSPECTUS

                                       for

                             AUL American Unit Trust

                             OneAmerica Funds, Inc.

                                   May 1, 2004




                                  Sponsored by:

                                   AUL (LOGO)

                    American United Life Insurance Company(R)
                 P.O. Box 6148, Indianapolis, Indiana 46206-6148
                               http://www.aul.com

                                   Prospectus
                             AUL American Unit Trust
                        GROUP VARIABLE ANNUITY CONTRACTS
                                   Offered By
                    American United Life Insurance Company(R)
                               One American Square
                           Indianapolis, Indiana 46282
                                 (800) 249-6269
                     Annuity Service Office Mailing Address:
                 P.O. Box 6148, Indianapolis, Indiana 46206-6148


     This Prospectus describes group variable annuity contracts ("Contracts") offered by American United Life Insurance Company(R) ("AUL" or the "Company"). Any employer, association, or other group may enter into the Contracts. Specialized plans that do not qualify for favorable tax treatment, such as non-qualified Section 457 plans, may also purchase Contracts.

     This Prospectus describes Contracts that allow ongoing contributions that can vary in amount and frequency ("Recurring Contribution Contracts") and Contracts that allow only a single contribution to be made ("Single Contribution Contracts"). All of the Contracts provide for the accumulation of values on either a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed annuity payments to begin on a future date.


     A Participant may allocate contributions to the AUL American Unit Trust, a separate account of AUL (the "Variable Account"). The Variable Account is divided into Investment Accounts. These Investment Accounts invest in the corresponding Portfolios offered by the mutual funds. A Contract Participant does not own shares of the mutual fund; instead, a Participant owns units in the Variable Account. For example, if a Participant decides to allocate his contributions to the OneAmerica Value Investment Account, those contributions would buy units of the Variable Account which, in turn, would buy shares of the OneAmerica Value Portfolio. A Participant's Account Value may fluctuate depending on the investment performance of the underlying mutual fund portfolio. These amounts are not guaranteed. Alternatively, instead of allocating contributions to the Variable Account, a Participant may allocate contributions to AUL's Fixed Interest Account. These contributions will earn interest at rates that are paid by AUL as described in "The Fixed Interest Account." A Participant may allocate contributions to one or more of the Investment Accounts, but not all of the Investment Accounts may be available under a specific Contract.

     This Prospectus provides information about the Contracts and the Variable Account that a prospective investor should know before investing. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 2004, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the SAI without charge by calling or writing AUL at the telephone number or address indicated above. The table of contents of the SAI is located at the end of this Prospectus.


     Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

     This Prospectus should be accompanied by a current Prospectus for each fund being considered. Each of these prospectuses should be read carefully and retained for future reference.



                   The date of this Prospectus is May 1, 2004

                                TABLE OF CONTENTS
Description                                               Page

DEFINITIONS  ...........................................      4
SUMMARY  ...............................................      6
  Purpose of the Contracts  ............................      6
  Types of Contracts  ..................................      6
  The Variable Account and the Funds  ..................      6
  Fixed Interest Account................................      10
  Contributions  .......................................      10
  Transfers  ...........................................      10
  Withdrawals  .........................................      10
  The Death Benefit  ...................................      10
  Annuity Options  .....................................      10
  Charges  .............................................      10
    Withdrawal Charge  .................................      10
    Premium Tax Charge  ................................      10
    Asset Charge  ......................................      10
    Administrative Charge  .............................      11
    Additional Charges and Fees  .......................      11
    Expenses of the Funds  .............................      11
  Ten-Day Free Look  ...................................      11
  Termination by the Owner  ............................      11
  Contacting AUL  ......................................      11
EXPENSE TABLE  .........................................      12
CONDENSED FINANCIAL INFORMATION  .......................      14

INFORMATION ABOUT AUL, THE VARIABLE
  ACCOUNT, AND THE FUNDS  ..............................      21
  American United Life Insurance Company(R)  ...........      21
  Variable Account  ....................................      21
  The Funds  ...........................................      21
   OneAmerica Funds, Inc.  .............................      22
   AIM Basic Value Fund  ...............................      22
   AIM Mid Cap Core Equity Fund  .......................      22
   AIM Small Cap Growth Fund  ..........................      22
   AIM Growth Series Fund...............................      23
   AIM Stock Funds, Inc. ...............................      29
   AIM Sector Funds, Inc.  .............................      29
   Alger American Fund  ................................      23
   American Century(R) Quantitative Equity Funds, Inc...      24
   American Century(R) Capital Portfolios, Inc..........      24
   American Century(R) World Mutual Funds, Inc..........      24
   American Century(R) Strategic Asset Allocations, Inc.      25
   American Century(R) Mutual Funds, Inc................      25
   American Century(R) Variable Portfolios, Inc.........      25
   American Century(R) Ginnie Mae Fund..................      26
   Ariel Mutual Funds, Inc.  ...........................      26
   Calvert Income Fund  ................................      26
   Calvert New Vision Small Cap Fund  ..................      26
   Calvert Social Investment Fund  .....................      26
   Calvert Variable Series, Inc. .......................      27
   Fidelity(R) Advisor Funds ...........................      27
   Fidelity(R) Variable Insurance Products Fund ........      27
   Franklin Capital Growth Fund.........................      28
   Franklin Flex Cap Growth Fund........................      29
   Franklin Strategic Series Fund.......................      29
   Janus Aspen Series  .................................      30
   Janus Advisor Series.................................      30
   MFS(R) International New Discovery Fund  ............      30
   MFS(R) Mid Cap Growth Fund  .........................      30
   MFS(R) Strategic Value Fund  ........................      31
   MFS(R) Value Fund  ..................................      31
   Neuberger Berman Fascino Portfolio...................      31
   Neuberger Berman Focus Portfolio.....................      31
   PBHG Funds ..........................................      31
   PBHG Insurance Series Fund...........................      32
   Pacific Investment Management Series  ...............      32
   PIMCO Multi-Manager Series  .........................      32
   Safeco Resource Series Trust  .......................      33
   State Street Institutional Investment Trust  ........      33
   Templeton Foreign Fund...............................      33
   Templeton Growth Fund................................      33
   T. Rowe Price Blue Chip Growth Fund..................      34
   T. Rowe Price Equity Series, Inc.  ..................      34
   T. Rowe Price Equity Income Class R .................      34
   T. Rowe Price International Funds, Inc.  ............      34
   T. Rowe Price Growth Growth Stock Fund ..............      34
   T. Rowe Price International Growth & Income Class R..      35
   T. Rowe Price Mid-Cap Growth Fund Class R............      35
   T. Rowe Price Mid-Cap Value Fund Class R ............      35
   Vanguard Explorer Fund, Inc.  .......................      35
   Vanguard Fixed Income Securities Funds  .............      35

THE CONTRACTS  .........................................     36
  General  .............................................     36

CONTRIBUTIONS AND CONTRACT VALUES
  DURING THE ACCUMULATION PERIOD  ......................     36
  Contributions Under the Contracts  ...................     36
  Ten-Day Free Look  ...................................     36
  Initial and Single Contributions  ....................     36
  Allocation of Contributions  .........................     36
  Subsequent Contributions Under Recurring
   Contribution Contracts  .............................     37
  Transfers of Account Value  ..........................     37
  Abusive Trading Practices.............................     37
   Late Trading.........................................     37
   Market Timing........................................     37
  Participant's Variable Account Value  ................     38
   Accumulation Units  .................................     38
   Accumulation Unit Value  ............................     38
   Net Investment Factor  ..............................     38
  Dollar Cost Averaging Program  .......................     38

CASH WITHDRAWALS AND THE DEATH BENEFIT  ................     39
  Cash Withdrawals  ....................................     39
  Systematic Withdrawal Service for 403(b), 408, 408A
   and 457 Programs  ...................................     39
  Constraints on Withdrawals  ..........................     39
   General  ............................................     39
   403(b) Programs  ....................................     39
   Texas Optional Retirement Program  ..................     40
  The Death Benefit  ...................................     40
  Termination by the Owner  ............................     40
  Termination by AUL  ..................................     41
  Payments from the Variable Account  ..................     42

Description                                               Page

CHARGES AND DEDUCTIONS  ................................     42
  Premium Tax Charge  ..................................     42
  Withdrawal Charge  ...................................     42
  Asset Charge  ........................................     43
  Variable Investment Plus .............................     43
  Administrative Charge  ...............................     43
  Additional Charges and Fees  .........................     43
  Other Charges  .......................................     43
  Variations in Charges  ...............................     44
  Guarantee of Certain Charges  ........................     44
  Expenses of the Funds  ...............................     44
ANNUITY PERIOD  ........................................     44
  General  .............................................     44
  Annuity Options  .....................................     44
   Option 1 - Life Annuity  ............................     44
   Option 2 - Certain and Life Annuity  ................     45
   Option 3 - Survivorship Annuity  ....................     45
   Option 4 - Installment Refund Life Annuity  .........     45
   Option 5 - Fixed Periods  ...........................     45
  Selection of an Option  ..............................     45

THE FIXED INTEREST ACCOUNT..............................     45
  Interest  ............................................     45
  Withdrawals and Transfers  ...........................     46
  Transfer of Interest Option  .........................     46
  Contract Charges  ....................................     47
  Payments from the Fixed Interest Account..............     47
  Loans from the Fixed Interest Account.................     47

MORE ABOUT THE CONTRACTS  ..............................     48
  Designation and Change of Beneficiary  ...............     48
  Assignability  .......................................     48
  Proof of Age and Survival  ...........................     48
  Misstatements  .......................................     48
  Termination of Recordkeeping Services  ........ ......     48

FEDERAL TAX MATTERS  ...................................     48
  Introduction  ........................................     48
  Tax Status of the Company and
   the Variable Account  ...............................     48
  Tax Treatment of Retirement Programs  ................     49
  Employee Benefit Plans  ..............................     49
  403(b) Programs  .....................................     49
  408 and 408A Programs  ...............................     49
  457 Programs  ........................................     50
  Tax Penalty  .........................................     50
  Withholding  .........................................     50

OTHER INFORMATION  .....................................     51
  Voting of Shares of the Funds  .......................     51
  Substitution of Investments  .........................     51
  Redemption Fee........................................     51
  Changes to Comply with Law and Amendments  ...........     52
  Reservation of Rights  ...............................     52
  Periodic Reports  ....................................     52
  Legal Proceedings  ...................................     52
  Legal Matters  .......................................     52

STATEMENT OF ADDITIONAL INFORMATION  ...................     53

                                   DEFINITIONS

     Various terms commonly used in this Prospectus are defined as follows:

ACCOUNT DATE - The date on which a Participant's initial contribution is applied to a Participant's Account and on which AUL begins to determine account values. It is the date used to determine account years and account anniversaries.

ACCUMULATION PERIOD - The period commencing on a Participant's Account Date and terminating when the Participant's Account is closed, either through a surrender, withdrawal(s), annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons on whose life or lives annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

ANNUITY COMMENCEMENT DATE - The first day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of annuity payments are made.

ANNUITY PERIOD - The period during which Annuity payments are made.

AUL - American United Life Insurance Company(R)

BENEFICIARY - The person having the right to the death benefit, if any, payable during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period.


BENEFIT RESPONSIVE - Certain types of Contracts in which withdrawal charges are not applied for payment of benefits associated with retirement, death, disability, certain terminations of employment, unforeseeable emergency, hardship, loans, minimum required distributions under the Internal Revenue Code, or long-term care facility and terminal illness benefit riders.


BUSINESS DAY - A day on which AUL's Home Office is customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date any contribution is accepted under a Contract, and it is the date used to determine Contract Years, and Contract Anniversaries.

CONTRACT YEAR - A period beginning with one Contract anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary. The first Contract Year may, at the request of the Owner, be less than 12 months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a 12 month period.


CONTRIBUTIONS - Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 Program. Depending on the type of Contract, contributions may be made on a recurring basis or on a single premium basis.


EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.


EMPLOYER - A tax-exempt or public school organization or other employer with respect to which a Contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, certain rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, who will act as the agent of such employees.


EMPLOYER SPONSORED 403(b) PROGRAM - A 403(b) Program to which an Employer makes contributions on behalf of its employees by means other than a salary reduction arrangement or other 403(b) Program that is subject to the requirements of Title I of the Employee Retirement Income Security Act of 1974, as amended.

FIXED INTEREST ACCOUNT - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The Fixed Interest Account may not be available under all Contracts.

FUNDS - A diversified, open-end management investment company commonly referred to as a mutual fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

HOME OFFICE - The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46282.





INVESTMENT ACCOUNT - One or more of the subdivisions of the Variable Account. Each Investment Account is invested in a corresponding Portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.

OWNER - The employer, association, trust, or other entity entitled to the ownership rights under the Contract and in hose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similar functions may be designated to exercise an owner's rights and responsibilities under certain Contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.


PARTICIPANT - An eligible employee, member, or other person who is entitled to benefits under the Plan as determined and reported to AUL by the Owner or other duly authorized entity.


PARTICIPANT'S ACCOUNT - An account established for each Participant. In some contracts, Participants' Accounts are not maintained.


PARTICIPANT'S ACCOUNT VALUE - The current value of a Participant's Account under a Contract, which is equal to the sum of a Participant's Fixed Interest Account Value and Variable Account Value. When the account is established, it is equal to the initial contribution, and thereafter will reflect the net result of contributions, investment performance, charges deducted, loans, and any withdrawals taken.

PARTICIPANT'S FIXED INTEREST ACCOUNT VALUE - The total value of a Participant's interest in the Fixed Interest Account.

PARTICIPANT'S VARIABLE ACCOUNT VALUE - The total value of a Participant's interest in the Investment Accounts of the Variable Account.

PARTICIPANT'S WITHDRAWAL VALUE - A Participant's Account Value minus the applicable withdrawal charge and minus the Participant's outstanding loan balances, if any, and any expense charges due thereon.

PLAN - The retirement plan or plans in connection with which the Contract is issued and any subsequent amendment to such a plan.

VALUATION DATE - Each date on which the Variable Account is valued, which currently includes each Business Day that is also a day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD - A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins following the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT - The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.


VESTED - A legally fixed immediate right of ownership.



403(b) PROGRAM - An arrangement by a public school organization or a charitable, educational, or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.


408 or 408A PROGRAM - A program of individual retirement accounts or annuities, including a traditional IRA, a simplified employee pension, SIMPLE IRA, or Roth IRA established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 PROGRAM - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code. Certain 457 plans that do not qualify for favorable tax treatment under Section 457, such as Plans for highly compensated employees, may be referred to as non-qualified 457 Plans.

                                    SUMMARY

     This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts themselves provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Interest Account" section of this Prospectus briefly describe the Fixed Interest Account.

PURPOSE OF THE CONTRACTS

     The group variable annuity contracts ("Contracts") described in this Prospectus were generally designed by AUL for use with group retirement programs that qualify for favorable tax-deferred treatment as retirement programs under Sections 401, 403(b), 408, 408A or 457 of the Internal Revenue Code. While a Contract Owner or Participant may benefit from tax deferral under such a program without the use of a variable annuity contract, variable annuities may provide additional investment and insurance or annuity-related benefits to the Contract Owners or Participants. A variable annuity contract presents a dynamic concept in retirement planning designed to give employers and employees and other Participants in programs flexibility to attain their investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments. During the Accumulation Period, the Owner or a Participant (depending on the Contract) can allocate contributions to the various Investment Accounts of the Variable Account or to the Fixed Interest Account. See the Section "The Contracts" later in this Prospectus.

TYPES OF CONTRACTS

     AUL offers several types of Contracts that are described in this Prospectus. Recurring Contribution Contracts are available for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408 or 457 of the Internal Revenue Code. AUL also offers single contribution Contracts which are only available for use in connection with retirement programs that meet the requirements of Sections 403(b), 408 and 408A of the Internal Revenue Code.

THE VARIABLE ACCOUNT AND THE FUNDS

     AUL will allocate contributions designated to accumulate on a variable basis to the Variable Account. See the Section "Variable Account" later in this Prospectus. The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the portfolios of the following mutual funds:


Investment Accounts and         Class
 Corresponding Mutual Fund    Designation
 Portfolios                     if any(1)         Mutual Fund                               Investment Advisor
--------------------------    -----------         -----------                               ------------------

OneAmerica Asset Director     Class O          OneAmerica Funds, Inc.                American United Life Insurance Company(R)

OneAmerica Asset Director     Advisor          OneAmerica Funds, Inc.                American United Life Insurance Company(R)

OneAmerica Investment
     Grade Bond               Class O          OneAmerica Funds, Inc.                American United Life Insurance Company(R)

OneAmerica Investment
     Grade Bond               Advisor          OneAmerica Funds, Inc.                American United Life Insurance Company(R)

OneAmerica
     Money Market             Class O          OneAmerica Funds, Inc.                American United Life Insurance Company(R)

OneAmerica
     Money Market             Advisor          OneAmerica Funds, Inc.                American United Life Insurance Company(R)

OneAmerica Value              Class O          OneAmerica Funds, Inc.                American United Life Insurance Company(R)

OneAmerica Value              Advisor          OneAmerica Funds, Inc.                American United Life Insurance Company(R)

AIM Basic Value               Class A          AIM Basic Value Fund                  A I M Advisors, Inc.

AIM V.I. Basic Value          Class R          AIM Growth Series                     A I M Advisors, Inc.

AIM Global Equity             Class A          AIM Growth Series                     A I M Advisors, Inc.

AIM V.I. Mid Cap Core Equity  Class A          AIM Mid Cap Core Equity Fund          A I M Advisors, Inc.

AIM Mid Cap Core Equity       Class R          AIM Growth Series                     A I M Advisors, Inc.

AIM Small Cap Growth          Class A          AIM Small Cap Growth Fund             A I M Advisors, Inc.

AIM Small Cap Growth          Class R          AIM Growth Series                     A I M Advisors, Inc.

Alger American Balanced       Class O          Alger American Fund                   Fred Alger Management, Inc.

Alger American Growth         Class O          Alger American Fund                   Fred Alger Management, Inc.

Alger American
     Leveraged All-Cap        Class O          Alger American Fund                   Fred Alger Management, Inc.

American Century (R)                           American Century(R) Capital           American Century(R) Investment Management, Inc.
     Equity Income            Investor          Portfolios, Inc.

American Century (R)                           American Century(R) Quantitative      American Century(R) Investment Management, Inc.
     Income & Growth          Investor         Equity Funds, Inc.

American Century (R)                           American Century(R) World Mutual      American Century(R) Investment Management, Inc.
     International Growth     Investor         Funds, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

                                    6


The Variable Account and the Funds (continued)

Investment Accounts and         Class
 Corresponding Mutual Fund    Designation
 Portfolios                     if any(1)         Mutual Fund                               Investment Advisor
--------------------------    -----------         -----------                               ------------------


American Century (R) Select   Investor         American Century(R) Mutual            American Century(R) Investment Management, Inc.
                                                Funds, Inc.

American Century (R)                           American Century(R) Capital           American Century(R) Investment Management, Inc.
     Small Cap Value          Investor          Portfolios, Inc.

American Century(R)                            American Century(R) Strategic Asset   American Century(R) Investment Management, Inc.
  Strategic Allocation                          Allocations, Inc.
     Aggressive
(substitution class)

American Century(R)                            American Century(R) Strategic Asset   American Century(R) Investment Management, Inc.
  Strategic Allocation                          Allocations, Inc.
     Conservative
(substitution class)

American Century(R)                            American Century(R) Strategic Asset   American Century(R) Investment Management, Inc.
  Strategic Allocation                          Allocations, Inc.
     Moderate
(substitution class)

American Century( R)                           American Century(R) Strategic Asset   American Century(R) Investment Management, Inc.
  Strategic Allocation                          Allocations, Inc.
     Aggressive               Investor

American Century(R)                            American Century(R) Strategic Asset   American Century(R) Investment Management, Inc.
  Strategic Allocation                          Allocatins, Inc.
     Conservative             Investor

American Century(R)                            American Century(R) Strategic Asset   American Century(R) Investment Management, Inc.
  Strategic Allocation                          Allcoations, Inc.
     Moderate                 Investor

American Century(R) Ultra(R)  Investor         American Century(R) Mutual            American Century(R) Investment Management, Inc.
                                                Funds, Inc.

American Century(R)                            American Century(R) Variable          American Century(R) Investment Management, Inc.
     VP Capital                                 Portfolios, Inc.
     Appreciation

American Century(R)                            American Century(R) Capital           American Century(R) Investment Management, Inc.
    Equity Income             Advisor           Portfolios, Inc.

American Century (R)
     Ginnie Mae               Advisor          American Century Ginnie Mae Fund      American Century(R) Investment Management, Inc.

American Century (R)
     Growth                   Advisor          American Century Mutual Funds, Inc.   American Century(R) Investment Management, Inc.

American  Century(R)                           American Century(R) Mutual            American Century(R) Investment Management, Inc.
    Heritage                  Advisor           Funds, Inc.

American Century(R)                            American Century(R) World             American Century(R) Investment Management, Inc.
    International Growth      Advisor           Mutual Funds, Inc.

American Century(R)                            American Century(R) Capital           American Century(R) Investment Management, Inc.
   Large Company Value        Advisor           Portolios, Inc.

American Century(R)                            American Century(R) Capital           American Century(R) Investment Management, Inc.
   Real Estate                Advisor           Portfolios, Inc.

American Century(R)                            American Century(R)Quantitative       American Century(R) Investment Management, Inc.
   Small Company              Advisor           Equity Funds

American Century(R)                            American Century(R)Capital            American Century(R) Investment Management, Inc.
   Small Cap Value            Advisor           Portfolios,Inc.

American Century(R) Strategic                  American Century(R) Strategic Asset   American Century(R) Investment Management, Inc.
   Allocation - Aggressive    Advisor           Allocations, Inc.

American Century(R)  Strategic                 American Century(R) Strategic Asset   American Century(R) Investment Management, Inc.
  Allocation - Conservative    Advisor           Allocations, Inc.

American Century(R) Strategic                  American Century(R) Strategic Asset   American Century(R) Investment Management, Inc.
  Allocation - Moderate       Advisor           Allocations, Inc.

American Century(R) Ultra(R)  Advisor          American Century(R) Mutual            American Century(R) Investment Management, Inc.
                                                Funds, Inc.

Ariel Appreciation                             Ariel Mutual Funds, Inc.              Ariel Capital Management, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

                                       7

The Variable Account and the Funds (continued)

Investment Accounts and         Class
 Corresponding Mutual Fund    Designation
 Portfolios                     if any(1)         Mutual Fund                               Investment Advisor
--------------------------    -----------         -----------                               ------------------


Ariel                                          Ariel Mutual Funds, Inc.              Ariel Capital Management, Inc.

Calvert Income                Class A          Calvert Income Fund                   Calvert Asset Management Company (CAMCO)

Calvert New Vision Small Cap  Class A          Calvert New Vision Small Cap Fund     Calvert Asset Management Company (CAMCO)

Calvert Social Invstnt Equity Class A          Calvert Social Investment Fund        Calvert Asset Management Company (CAMCO)

Calvert Social                                 Calvert Variable Series, Inc.         Calvert Asset Management Company (CAMCO)
     Mid-Cap Growth           Class A

Fidelity (R) VIP                               Fidelity(R) Variable Insurance        Fidelity Management & Research Company
     Asset Manager (sm)       Initial           Products Fund

Fidelity (R) VIP                               Fidelity(R) Variable Insurance        Fidelity Management & Research Company
     Contrafund (R)           Initial            Products Fund

Fidelity (R) VIP                               Fidelity(R) Variable Insurance        Fidelity Management & Research Company
     Equity-Income            Initial           Products Fund

Fidelity (R) VIP                               Fidelity(R) Variable Insurance        Fidelity Management & Research Company
     Growth                   Initial           Products Fund

Fidelity (R) VIP                               Fidelity(R) Variable Insurance        Fidelity Management & Research Company
     High Income              Initial           Products Fund

Fidelity (R) VIP                               Fidelity(R) Variable Insurance        Fidelity Management & Research Company
     Overseas                 Initial           Products Fund

Fidelity(R) Advisor                            Fidelity(R) Advisor Funds             Fidelity Management & Research Company
      Dividend Growth         Class T

Fidelity(R)  Advisor                           Fidelity(R) Advisor Funds             Fidelity Management & Research Company
     Diversified Intn'l       Class T

Fidelity Advisor Dynamic
    Capital Appreciation      Class T          Fidelity Advisor Funds                Fidelity Management & Research Company

Fidelity(R) Advisor                            Fidelity(R) Advisor Funds             Fidelity Management & Research Company
     Equity Income            Class T

Fidelity(R) Advisor                            Fidelity(R) Advisor Funds             Fidelity Management & Research Company
     Growth & Income          Class T

Fidelity(R) Advisor Mid Cap   Class T          Fidelity(R) Advisor Funds             Fidelity Management & Research Company

Fidelity(R) Advisor Small Cap Class T          Fidelity(R) Advisor Funds             Fidelity Management & Research Company

Franklin Capital Growth       Class R          Franklin Capital Growth Fund          Franklin Advisers, Inc.

Franklin Flex Cap Growth      Class R          Franklin Flex Cap Growth Fund         Franklin Advisers, Inc.

Franklin Strategic Income     Class R          Franklin Strategic Series             Franklin Advisers, Inc.

INVESCO Dynamics              Investor         AIM Stock Funds, Inc.                 A I M Advisors, Inc.

INVESCO Energy                Investor         AIM Sector Funds, Inc.                A I M Advisors, Inc.

INVESCO Financial                              AIM Sector Funds, Inc.                A I M Advisors, Inc.
     Services                 Investor

INVESCO Health                                 AIM Sector Funds, Inc.                A I M Advisors, Inc.
     Sciences                 Investor

INVESCO                                        AIM Sector Funds, Inc.                A I M Advisors, Inc.
     Technology               Investor

INVESCO                                        AIM Sector Funds, Inc.                A I M Advisors, Inc.
     Telecommunications       Investor

INVESCO Energy                Class K          AIM Sector Funds, Inc.                A I M Advisors, Inc.

INVESCO Financial Services    Class K          AIM Sector Funds, Inc.                A I M Advisors, Inc.

INVESCO Health Sciences       Class K          AIM Sector Funds, Inc.                A I M Advisors, Inc.

INVESCO Leisure               Class K          AIM Sector Funds, Inc.                A I M Advisors, Inc.

INVESCO Technology            Class K          AIM Sector Funds, Inc.                A I M Advisors, Inc.

INVESCO Telecommunications    Class K          AIM Sector Funds, Inc.                A I M Advisors, Inc.

Janus Aspen Series Flexible                    Janus Aspen Series                    Janus Capital Management LLC
     Income                   Institutional

Janus Aspen Series Worldwide                   Janus Aspen Series                    Janus Capital Management LLC
     Growth                   Institutional

Janus Adviser Small Company
     Value                    Class I          Janus Adviser Series                  Berger Financial Group LLC

Janus Adviser Risk-Managed
     Growth                   Class I          Janus Adviser Series                  Berger Financial Group LLC

MFS(R) International                           MFS(R) International New              MFS Investment Management(R)
     New Discovery            Class A           Discovery Fund

MFS(R) Mid Cap Growth         Class A          MFS(R) Mid Cap Growth Fund            MFS Investment Management(R)

MFS(R) Strategic Value        Class A          MFS(R) Strategic Value Fund           MFS Investment Management(R)

MFS(R) Value                  Class A          MFS(R) Value Fund                     MFS Investment Management(R)

Neuberger Berman Fasciano     Advisor          Neuberger Berman Fasciano Portfolio   Neuberger Berman Management, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

                                       8


The Variable Account and the Funds (continued)

Investment Accounts and         Class
 Corresponding Mutual Fund    Designation
 Portfolios                     if any(1)         Mutual Fund                               Investment Advisor
--------------------------    -----------         -----------                               ------------------

Neuberger Berman Focus        Advisor          Neuberger Berman Focus Portfolio      Neuberger Berman Management, Inc.

PBHG Emerging                                  PBHG Funds                            Pilgrim Baxter & Associates, Ltd.
     Growth

PBHG Insurance Series
     Growth II                                 PBHG Insurance Series Fund            Pilgrim Baxter & Associates, Ltd.

PBHG Large Cap                                 PBHG Funds                            Pilgrim Baxter & Associates, Ltd.
   f/k/a PBHG Large Cap  Value
  (name changed on 4/1/03)

PBHG Insurance Series
     Technology & Communications               PBHG Insurance Series Fund            Pilgrim Baxter & Associates, Ltd.

PIMCO CCM Capital
     Appreciation             Class R          PIMCO Multi-Manager Series            Allianz Dresdner Asset Management of America

PIMCO High Yield              Administrative   Pacific Investment Management         Pacific Investment Management Company LLC
                                                Series

PIMCO High Yield              Class R          Pacific Investment Management Series  Pacific Investment Management Company LLC

PIMCO NFJ Small-Cap Value     Class R          PIMCO Multi-Manager Series            Allianz Dresdner Asset Management of America

PIMCO PEA Renaissance         Administrative   PIMCO Multi-Manager Series            PIMCO Equity Advisors

PIMCO PEA Renaissance         Class R          PIMCO Multi-Manager Series            Allianz Dresdner Asset Management of America

PIMCO PEA Value               Class R          PIMCO Multi-Manager Series            Allianz Dresdner Asset Management of America

PIMCO PEA Value               Administrative   PIMCO Multi-Manager Series            PIMCO Equity Advisors

PIMCO RCM Large-Cap Growth    Class R          PIMCO Multi-Manager Series            Allianz Dresdner Asset Management of America

PIMCO Total Return            Class R          Pacific Investment Management Series  Pacific Investment Management Company LLC

Safeco RST Core Equity                         Safeco Resource Series Trust          Safeco Asset Management Company

Safeco RST Growth                              Safeco Resource Series Trust          Safeco Asset Management Company
     Opportunities

State Street                                   State Street Institutional            State Street Bank & Trust Company
     Equity 500 Index         Class A           Investment Trust

Templeton Foreign             Class R          Templeton Foreign Fund                Templeton Global Advisors Limited

Templeton Growth              Class R          Templeton Growth Fund                 Templeton Global Advisors Limited

T. Rowe Price
     Blue Chip Growth         Class R          T.Rowe Price Blue Chip Growth Fund    T. Rowe Price Associates, Inc.

T. Rowe Price                                  T.Rowe Price Equity Series, Inc.      T. Rowe Price Associates, Inc.
     Equity Income

T .Rowe Price                                  T.Rowe Price International            T. Rowe Price International, Inc.
     European Stock                             Funds, Inc.

T. Rowe Price Equity                           T. Rowe Price Equity Income Fund      T. Rowe Price Associates, Inc.
     Income                   Class R

T. Rowe Price Growth                           T. Rowe Price Growth Stock Fund       T. Rowe Price Associates, Inc.
     Stock                    Class R

T. Rowe Price International                    T. Rowe Price International           T. Rowe Price International, Inc.
     Growth & Income          Class R           Growth & Income Funds

T. Rowe Price International                    T. Rowe Price International
     Stock                    Class R               Funds, Inc.                      T. Rowe Price Associates, Inc.

T. Rowe Price Mid Cap                          T. Rowe Price Mid Cap Value Fund      T. Rowe Price Associates, Inc.
      Value                   Class R

T. Rowe Price Mid-Cap                          T. Rowe Price Mid-Cap Growth Fund     T. Rowe Price Associates, Inc.
     Growth                   Class R

Vanguard Explorer             Investor         Vanguard Explorer Fund, Inc.          Wellington Management Company &
                                                                                      Granahan Investment Management, Inc.

Vanguard Short-Term Federal   Investor         Vanguard Fixed Income Securities      The Vanguard Group
                                                Funds



     Each of the Funds has a different investment objective. An Owner or a Participant (depending on the Contract) may allocate contributions to one or more of the Investment Accounts available under a Contract. Participant's Account Value will increase or decrease in dollar value depending upon the investment performance of the underlying mutual fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Owner or the Participant bears the investment risk for amounts allocated to an Investment Account of the Variable Account.


FIXED INTEREST ACCOUNT

     An Owner or a Participant (depending on the Contract) may allocate contributions to the Fixed Interest Account, which is part of AUL's General Account. Amounts allocated to the Fixed Interest Account earn interest at rates periodically determined by AUL. These rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1% to 4%, depending on the Contract. See the Section "The Fixed Interest Account" later in this Prospectus.


CONTRIBUTIONS

     For Recurring Contribution Contracts, contributions may vary in amount and frequency. A Plan may impose maximum and minimum contribution limits depending on the type of Plan. In a Single Contribution Contract, Participants must make contributions of at least $5,000. See the Section "Contributions under the Contracts" later in this Prospectus.


TRANSFERS


     An Owner or a Participant (depending on the Contract) may transfer his or her Variable Account Value among the Investment Accounts or to the Fixed Interest Account at any time during the Accumulation Period. Similarly, an Owner or a Participant may transfer part or all of his or her Fixed Interest Account Value to one or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. In certain contracts, the 20% restriction on transfers from the Fixed Interest Account may be waived. For a detailed explanation of transfer rights and restrictions, please refer to the Section "Transfers of Account Value" later in this Prospectus.



WITHDRAWALS

     The Participant may surrender or take a withdrawal from the Account Value at any time before the Annuity Commencement Date. Withdrawals and surrenders are subject to the limitations under any applicable Plan, the Contract and applicable law. See the Section "Cash Withdrawals" later in this Prospectus.

     Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "Constraints on Withdrawals." In addition, distributions under certain retirement programs may result in a tax penalty. See the Section "Tax Penalty" later in this Prospectus. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment. See the Sections "Withdrawal Charge" and "The Fixed Interest Account" later in this Prospectus.

THE DEATH BENEFIT

     If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. Generally, the amount of the death benefit is equal to the vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Some Contracts may contain a provision for a guaranteed minimum death benefit. A death benefit will not be payable if the Participant dies on or after the Annuity Commencement Date, except as may be provided under the Annuity Option elected. See the Sections "The Death Benefit" and "Annuity Options" later in this Prospectus.

ANNUITY OPTIONS

     The Contracts provide for several fixed Annuity Options, any one of which may be elected if permitted by the applicable Plan and applicable law. AUL will pay fixed and guaranteed payments under the Annuity Options. See the Section "Annuity Period" later in this Prospectus.

CHARGES

     Depending on the Contract, AUL may deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges are described below.

WITHDRAWAL CHARGE

     AUL does not impose a sales charge at the time a contribution is made to a Participant's Account under a Contract. If a Participant makes a cash withdrawal or surrenders the Contract, AUL may assess a withdrawal charge (which may also be referred to as a contingent deferred sales charge) where the Participant's Account has not been in existence for a certain period of time. AUL will not assess a withdrawal charge upon the payment of a death benefit under a Contract. Under certain Contracts known as "Benefit Responsive" Contracts, AUL will not impose withdrawal charges under certain circumstances. See the Section "Withdrawal Charge" later in this Prospectus.


PREMIUM TAX CHARGE


     Various states impose a tax on premiums received by insurance companies. AUL assesses a premium tax charge to reimburse itself for premium taxes that it incurs, which are directly related to amounts received for the Participant from the balance applied to purchase an annuity, which usually will be deducted at the time annuity payments commence. Premium taxes currently range from 0% to 3.5%, but are subject to change by such governmental entities. See the Section "Premium Tax Charge" later in this Prospectus.


ASSET CHARGE

     AUL deducts a daily charge in an amount not greater than an annual rate of 1.25% of the average daily net assets of each Investment Account of the Variable Account, depending upon your contract. Provided that certain contractual and underwriting conditions are met, some Contracts may have a portion of this charge offset in the form of a credit of Accumulation Units to Participant Accounts. See the Sections "Asset Charge" and "Variable Investment Plus" later in this Prospectus.

ADMINISTRATIVE CHARGE


     AUL may deduct from a Participant's Account an Administrative Charge equal to a maximum of $36 per year, deducted quarterly. For some Contracts, the Administrative Charge may be completely waived. The charge is only assessed during the Accumulation Period. An Administrative Charge will not be imposed on certain Contracts if the value of a Participant's Account is equal to a certain minimum on the quarterly Contract anniversary. See the Section "Administrative Charge" later in this Prospectus.



ADDITIONAL CHARGES AND FEES

     Some Contracts may contain additional charges and fees for services such as loan initiation, non-electronic transfers, distributions, providing investment advice, brokerage window services, guaranteed minimum death benefit and contract termination. See the "Expense Table" and the Section "Additional Charges and Fees" later in this Prospectus.

EXPENSES OF THE FUNDS


     Each Investment Account of the Variable Account purchases shares of the corresponding Portfolio of one of the Funds. The price of the shares reflects investment advisory fees and other expenses paid by each Portfolio. In addition, some Funds may charge a redemption fee for short trading. Please consult the Funds' Prospectuses for a description of these fees and expenses.


TEN-DAY FREE LOOK

     Under 403(b), 408 and 408A Contracts, the Owner has the right to return the Contract for any reason within ten days of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any contributions.

TERMINATION BY THE OWNER


     An Owner of a Contract acquired in connection with an Employee Benefit Plan, a 457 Program, or an Employer Sponsored 403(b) Program may terminate the Contract by sending proper written notice of termination to AUL at its Home Office. Upon termination of such a Contract, the Owner may elect from the payment options offered under the Contract. Under one payment option available under certain Contracts, AUL may assess an investment liquidation charge (or in some Contracts, a Market Value Adjustment) on a Participants' Fixed Interest Account Withdrawal Value. This option is currently not available to Guaranteed Benefit Employer Sponsored 403(b) Contracts. Under another payment option, AUL will not assess an investment liquidation charge or Market Value Adjustment. However, amounts attributable to the aggregate Withdrawal Values derived from the Fixed Interest Account of all Participants under the Contract shall be paid in six, seven, or eleven approximately equal annual installments, depending on the Contract. For more information on termination by an Owner, including information on the payment options and the investment liquidation charge (or the Market Value Adjustment), see the Section "Termination by the Owner" later in this Prospectus.




CONTACTING AUL

     Individuals should direct all inquiries, notices, and forms required under these Contracts to AUL at the address of the Annuity Service Office provided in the front of this Prospectus.


                                  EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expeses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between Investment Accounts.
State Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the Fixed Interest Account or to annuity payments under an Annuity
Option.


Participant Transaction Expenses
  Maximum Deferred Sales Load (withdrawal charge)(1).......................................................................      8%

Optional Fees (Applicable to Certain Contracts)
  Maximum Loan Initiation Fee(2)...........................................................................................    $100
  Maximum Charge for Non-Electronic Transfers(3)...........................................................................      $5
  Maximum Distribution Fee(4)..............................................................................................     $40
  Maximum Contract Termination Individual Participant Check Fee(5).........................................................    $100

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund expenses.


Maximum administrative charge (per year)(6)..............................................................................     $36

Maximum Brokerage Window Fee(7)..........................................................................................    $100

Separate (Variable) Account Annual Expenses (as a percentage of average account value)
  Maximum Total Separate Account Annual Expenses (Asset Charge)(8).......................................................   1.25%

Investment Advice Provider Fee(9)........................................................................................May vary


Maximum Plan Sponsor Investment Option Advisory Fee(10).................................................................. $ 1,500

Maximum Guaranteed Minimum Death Benifit Option(per year)(11)............................................................   0.20%


(1) The withdrawal charge varies based on the Contract. The worst-case withdrawal charge is 8% of the Account Value in excess of any 10% free-out in Contracts containing a 10% free-out provision, for the first five years, 4% of the Account Value in excess of any applicable 10% free-out for the next five years, and no withdrawal charge beyond the tenth year. Your charges may be less than the charges described. See the section "Withdrawal Charges" later in this prospectus.

(2) AUL may assess a Loan Initiation Fee of up to $100 against the Account of any Participant for whom a Plan loan withdrawal is requested.

(3) AUL may charge a service fee of up to $5 for non-electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

(4) AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(5) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) The Administrative Charge may be less than $36.00 per year, based on the size of the Participant's Account and/or the type of Contract.


(7) The Brokerage Window is only available with Certain Employer Sponsored contracts at certain asset levels. AUL may bill the owner for this charge or deduct the charge from the Participant's Account.


(8) This charge may be less than 1.25% for certain Contracts. A Contract's Asset Charge may be 0.00%, 0.25%, 0.50%, 0.75%, 1.00% or 1.25%. Furthermore, a portion of the asset charge may be credited back to a Participant's account in the form of Accumulation Units. The number of Accumulation Units credited will depend on the terms of the Contract and the aggregate variable investment account assets on deposit. Please refer to your Contract for details regarding the Asset Charge applicable to you.

(9) Investment Advice Provider Fee: AUL may bill the Owner for an Investment Advice Provider Fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. Alternatively, AUL may assess an Investment Advice Provider Fee directly against the Account of each Participant who utilizes the investment advice provider's services if permitted by applicable law, regulations or rulings. The Investment Advice Provider Fee is not fixed or specified under the terms of the Contract. The entire Investment Advice Provider Fee collected by AUL will be forwarded to the investment advice provider and no portion of this Fee will be retained by AUL.


(10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, the maximum fee of $1,500 applies to plans with assets under $20,000,000. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.


(11) This charge only applies to certain voluntary TDA and IRA Contracts. This fee is deducted quarterly.


     The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Fund Annual Operating Expenses                        Minimum      Maximum


(expenses that are deducted from Fund
assets, including management fees, distribution
and/or service (12b-1) fees,
and other expenses*).......................................   0.245%       2.20%

*In addition, some Funds may charge a redemption fee for short term trading in their Fund. Please consult the Fund prospectus for details.


                                    EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant transaction expenses, Contract fees, separate account annual expenses, and Fund fees and expenses.

     The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

1 Year          3 Years          5 Years          10 Years

$1,111          $1,904           $2,712           $4,405

(2) If you annuitize at the end of the applicable time period:

1 Year          3 Years          5 Years          10 Years

$  383          $1,160           $1,952           $4,004

(3) If you do not surrender your contract:

1 Year          3 Years          5 Years          10 Years

$  383          $1,160           $1,952           $4,004

                         CONDENSED FINANCIAL INFORMATION

The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the ten year period from December 31, 1994 or the first deposit (as listed beside the beginning value in the year of inception), whichever is more recent, through December 31, 2003. No information is available for periods prior to these dates.

The following table should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2003. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's independent auditors.

Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   ----------------------------
OneAmerica Value
 Class O
    2003                         $ 3.29                    $ 4.43                             16,240,130
    2002                           3.58                      3.29                             15,896,163
    2001                           3.25                      3.58                             14,015,800
    2000                           2.80                      3.25                             12,597,555
    1999                           2.86                      2.80                             14,055,411
    1998                           2.70                      2.86                             14,376,727
    1997                           2.11                      2.70                             12,586,036
    1996                           1.79                      2.11                             10,589,355
    1995                           1.52                      1.79                              9,332,222
    1994                           1.50                      1.52                              7,471,155


OneAmerica Money Market
 Class O
    2003                         $ 1.46                    $ 1.45                             21,895,488
    2002                           1.46                      1.46                             22,600,885
    2001                           1.43                      1.46                             21,163,682
    2000                           1.37                      1.43                             17,689,664
    1999                           1.32                      1.37                             16,194,739
    1998                           1.28                      1.32                              8,101,398
    1997                           1.23                      1.28                              5,764,433
    1996                           1.19                      1.23                              3,931,272
    1995                           1.14                      1.19                              2,066,492
    1994                           1.12                      1.14                              1,083,828


OneAmerica Investment Grade Bond
 Class O
    2003                         $ 2.22                    $ 2.30                             13,248,507
    2002                           2.09                      2.22                             14,031,515
    2001                           1.97                      2.09                             10,785,661
    2000                           1.80                      1.97                              7,983,484
    1999                           1.85                      1.80                              7,392,277
    1998                           1.72                      1.85                              7,003,232
    1997                           1.62                      1.72                              4,937,428
    1996                           1.60                      1.62                              4,535,171
    1995                           1.38                      1.60                              3,613,483
    1994                           1.44                      1.38                              2,640,900

OneAmerica Asset Director
 Class O
    2003                         $ 2.76                    $ 3.48                             13,400,476
    2002                           2.87                      2.76                             13,164,496
    2001                           2.63                      2.87                             12,753,881
    2000                           2.30                      2.63                             10,360,033
    1999                           2.35                      2.30                             11,417,366
    1998                           2.20                      2.35                             12,020,235
    1997                           1.84                      2.20                             10,816,324
    1996                           1.66                      1.84                             10,087,186
    1995                           1.42                      1.66                              9,242,020
    1994                           1.45                      1.42                              8,146,955


OneAmerica Asset Director
 Class S
    2003                         $ 1.11                    $ 1.40                                 30,173
    2002                           1.27                      1.11                                 20,490
    2001                           1.25                      1.27                                 17,617
    2000                           1.13                      1.25                                 41,667
    1999                           1.18                      1.13                                 38,741
    1998                           1.12                      1.18                                 35,696
    1997                           0.98                      1.12                                    100

                                       14

                  Condensed Financial Information (Continued)

Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   ----------------------------
AIM Basic Value
 Class A
    2003                         $ 0.77                    $ 1.01                                206,652
    2002                           1.00                      0.77                                153,916


AIM Mid Cap Core Equity
 Class A
    2003                         $ 0.84                    $ 1.06                                299,862
    2002                           1.00                      0.84                                 92,931


AIM Small Cap Growth
 Class A
    2003                         $ 0.78                    $ 1.08                                 20,363
    2002                           1.00                      0.78                                     65


Alger American Balanced
 Class O
    2003                         $ 0.75                    $ 0.88                              4,846,307
    2002                           0.86                      0.75                              3,565,920
    2001                           0.89                      0.86                              2,331,733
    2000                           0.97                      0.89                                404,710


Alger American Growth
 Class O
    2003                         $ 1.64                    $ 2.19                             38,799,525
    2002                           2.48                      1.64                             35,535,748
    2001                           2.85                      2.48                             33,303,582
    2000                           3.38                      2.85                             30,678,545
    1999                           2.56                      3.38                             24,826,105
    1998                           1.75                      2.56                             16,282,040
    1997                           1.41                      1.75                             10,920,405
    1996                           1.26                      1.41                              6,674,992
    1995                           1.00                      1.26                              1,028,839

Alger American Leveraged AllCap
 Class O
    2003                         $ 0.35                    $ 0.47                              3,023,797
    2002                           0.54                      0.35                              1,648,485
    2001                           0.65                      0.54                                855,690
    2000                           0.87                      0.65                                 48,491


American Century Aggressive
 Class O
    2003                         $ 0.86                    $ 1.09                                318,711
    2002                           1.00                      0.86                                 24,395


American Century Aggressive
 Class S
    2003                         $ 0.82                    $ 1.04                                391,860
    2002                           0.99                      0.82                                296,800
    2001                           1.06                      0.99                                335,983
    2000                           1.14                      1.06                                259,144
    1999                           1.04                      1.14                                165,445
    1998                           1.00                      1.04                                138,936


American Century VP Capital Appreciation
    2003                         $ 1.09                    $ 1.30                              5,921,060
    2002                           1.41                      1.09                              5,554,228
    2001                           1.98                      1.41                              5,183,712
    2000                           1.84                      1.98                              5,192,872
    1999                           1.13                      1.84                              2,434,924
    1998                           1.17                      1.13                              1,905,162
    1997                           1.23                      1.17                              1,970,129
    1996                           1.30                      1.23                              1,785,854
    1995                           1.00                      1.30                                747,779
    1994                           1.00                      1.00                                254,316

American Century Conservative
 Class O
    2003                         $ 0.94                    $ 1.07                                148,887
    2002                           1.00                      0.94                                 33,460

                                       15

                  Condensed Financial Information (Continued)

Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   ----------------------------

American Century Conservative
 Class S
    2003                         $ 1.06                    $ 1.21                                417,238
    2002                           1.12                      1.06                                369,213
    2001                           1.12                      1.12                                305,510
    2000                           1.09                      1.12                                201,345
    1999                           1.05                      1.09                                200,412
    1998                           1.00                      1.05                                 96,638


American Century Equity Income
 Investor Class
    2003                         $ 1.05                    $ 1.29                              1,098,415
    2002                           1.12                      1.05                                460,245
    2001                           1.05                      1.12                                 10,717


American Century Small Cap Value
    2003                         $ 1.08                    $ 1.45                              1,341,148
    2002                           1.24                      1.08                                515,244
    2001                           1.08                      1.24                                 16,826


American Century Income and Growth
 Investor Class
    2003                         $ 0.75                    $ 0.96                                108,792
    2002                           0.94                      0.75                                 71,607
    2001                           1.02                      0.94                                  1,385


American Century International Growth
 Investor Class
    2003                         $ 1.34                    $ 1.65                                436,240
    2002                           1.68                      1.34                                130,388
    2001                           2.02                      1.68                                    120


American Century Moderate
 Class O
    2003                         $ 0.90                    $ 1.09                                965,042
    2002                           1.00                      0.90                                205,309


American Century Moderate
 Class S
    2003                         $ 0.93                    $ 1.13                                903,401
    2002                           1.05                      0.93                                703,283
    2001                           1.08                      1.05                                548,789
    2000                           1.11                      1.08                                372,182
    1999                           1.04                      1.11                                285,562
    1998                           1.00                      1.04                                184,334


American Century Select
 Investor Class
    2003                         $ 1.61                    $ 1.99                                107,703
    2002                           2.11                      1.61                                 91,651
    2001                           2.41                      2.11                                      0


American Century Small Company
    2003                         $ 5.00 (05/01/03)         $ 1.52                                  1,070


American Century Ultra
 Investor Class
    2003                         $ 1.70                    $ 2.11                                400,189
    2002                           2.24                      1.70                                316,787
    2001                           2.43                      2.24                                    114


Ariel
    2003                         $ 0.85                    $ 1.07                                360,936
    2002                           1.00                      0.85                                 97,409


Ariel Appreciation
    2003                         $ 0.83                    $ 1.07                                587,395
    2002                           1.00                      0.83                                 82,132



Calvert Social Mid Cap Growth
    2003                         $ 1.50                    $ 1.95                              5,545,655
    2002                           2.12                      1.50                              4,777,927
    2001                           2.44                      2.12                              4,701,190
    2000                           2.22                      2.44                              4,159,423
    1999                           2.10                      2.22                              2,606,657
    1998                           1.64                      2.10                              2,283,661
    1997                           1.34                      1.64                              1,070,537
    1996                           1.27                      1.34                                940,440
    1995                           1.00                      1.27                                 71,033

                                       16



                  Condensed Financial Information (Continued)

Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   ----------------------------

Calvert Income
 Class A
    2003                         $ 1.01                    $ 1.05                                460,417
    2002                           1.00                      1.01                                232,814


Calvert Social Investment Equity
 Class A
    2003                         $ 0.86                    $ 1.04                                347,485
    2002                           1.00                      0.86                                333,520


Calvert New Vision Small Cap
 Class A
    2003                         $ 0.75                    $ 1.01                                 38,884
    2002                           1.00                      0.75                                  4,870


Fidelity VIP Asset Manager
 Initial Class
    2003                         $ 1.65                    $ 1.92                             53,469,759
    2002                           1.83                      1.65                             53,227,498
    2001                           1.93                      1.83                             52,427,456
    2000                           2.03                      1.93                             48,253,843
    1999                           1.85                      2.03                             41,549,516
    1998                           1.63                      1.85                             37,109,026
    1997                           1.37                      1.63                             30,831,927
    1996                           1.21                      1.37                             26,868,078
    1995                           1.05                      1.21                             22,931,562
    1994                           1.13                      1.05                             19,540,376


Fidelity VIP Contrafund
    2003                         $ 2.09                    $ 2.66                             24,779,179
    2002                           2.34                      2.09                             22,973,191
    2001                           2.70                      2.34                             21,679,020
    2000                           2.93                      2.70                             20,337,472
    1999                           2.39                      2.93                             17,745,265
    1998                           1.86                      2.39                             13,160,702
    1997                           1.52                      1.86                              8,965,623
    1996                           1.27                      1.52                              4,656,175
    1995                           1.00                      1.27                                691,978


Fidelity VIP High Income
    2003                         $ 1.16                    $ 1.45                             17,118,909
    2002                           1.13                      1.16                             16,007,137
    2001                           1.30                      1.13                             15,753,066
    2000                           1.70                      1.30                             12,815,473
    1999                           1.59                      1.70                             11,472,702
    1998                           1.68                      1.59                             11,188,244
    1997                           1.45                      1.68                              8,053,332
    1996                           1.29                      1.45                              6,679,227
    1995                           1.08                      1.29                              4,719,928
    1994                           1.11                      1.08                              3,013,462


Fidelity VIP Growth
    2003                         $ 1.92                    $ 2.52                             54,510,681
    2002                           2.78                      1.92                             52,130,625
    2001                           3.42                      2.78                             51,057,046
    2000                           3.89                      3.42                             46,168,040
    1999                           2.86                      3.89                             38,773,668
    1998                           2.08                      2.86                             32,435,920
    1997                           1.71                      2.08                             26,493,376
    1996                           1.51                      1.71                             22,560,070
    1995                           1.13                      1.51                             14,966,606
    1994                           1.14                      1.13                              9,247,290


Fidelity VIP Overseas
    2003                         $ 1.17                    $ 1.66                             14,430,463
    2002                           1.49                      1.17                             13,464,244
    2001                           1.91                      1.49                             12,518,734
    2000                           2.39                      1.91                             11,353,249
    1999                           1.70                      2.39                             10,272,575
    1998                           1.52                      1.70                             10,099,671
    1997                           1.38                      1.52                              9,308,550
    1996                           1.24                      1.38                              8,245,189
    1995                           1.14                      1.24                              6,385,519
    1994                           1.14                      1.14                              4,748,284

                                       17

                  Condensed Financial Information (Continued)

Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   ----------------------------

Fidelity VIP Equity-Income
    2003                         $ 1.67                    $ 2.15                             12,481,643
    2002                           2.03                      1.67                             12,196,544
    2001                           2.16                      2.03                             12,372,602
    2000                           2.02                      2.16                             11,109,818
    1999                           1.93                      2.02                             10,849,010
    1998                           1.75                      1.93                              9,537,700
    1997                           1.38                      1.75                              6,959,675
    1996                           1.22                      1.38                              4,243,458
    1995                           1.00                      1.22                                762,132




INVESCO Financial Services
    2003                         $ 0.83                    $ 1.06                                148,793
    2002                           0.99                      0.83                                 75,375
    2001                           1.03                      0.99                                  3,556


INVESCO Health Sciences
    2003                         $ 0.81                    $ 1.02                                152,134
    2002                           1.10                      0.81                                 66,035
    2001                           1.09                      1.10                                    766


INVESCO Technology Class O
    2003                         $ 0.47                    $ 0.67                                183,900
    2002                           0.91                      0.47                                159,525
    2001                           1.28                      0.91                                    914

INVESCO Technology Class S
    2003                         $ 0.13                    $ 0.16                                 58,315
    2002                           0.26                      0.13                                  5,163
    2001                           0.46                      0.26                                      0


INVESCO Dynamics
    2003                         $ 1.44                    $ 1.96                                 77,788
    2002                           2.18                      1.44                                 22,734
    2001                           2.72                      2.18                                    145


INVESCO Energy
    2003                         $ 0.82                    $ 1.00                                 52,892
    2002                           0.87                      0.82                                 47,128
    2001                           1.10                      0.87                                      0



Janus Aspen Series Worldwide Growth
    2003                         $ 1.11                    $ 1.35                             35,860,493
    2002                           1.50                      1.11                             34,123,387
    2001                           1.96                      1.50                             32,859,993
    2000                           2.36                      1.96                             28,723,922
    1999                           1.45                      2.36                             17,434,845
    1998                           1.14                      1.45                              8,357,911
    1997                           1.01                      1.14                              2,126,372


Janus Aspen Series Flexible Income
    2003                         $ 1.43                    $ 1.50                             10,695,429
    2002                           1.31                      1.43                              9,258,998
    2001                           1.23                      1.31                              6,419,285
    2000                           1.17                      1.23                              5,236,802
    1999                           1.17                      1.17                              4,442,495
    1998                           1.08                      1.17                              2,204,070
    1997                           1.00                      1.08                                289,354


MFS International New Discovery
    2003                         $ 0.84                    $ 1.23                                253,507
    2002                           1.00                      0.84                                129,375


MFS Mid-Cap Growth
    2003                         $ 0.72                    $ 0.97                                 11,263
    2002                           1.00                      0.72                                  3,380


MFS Strategic Value
    2003                         $ 0.80                    $ 1.01                                 51,802
    2002                           1.00                      0.80                                  6,914


MFS Value
    2003                         $ 0.84                    $ 1.04                                  1,114
    2002                           1.00 (06/01/02)           0.84                                      0

                                       18


Condensed Financial Information (Continued)

Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   ----------------------------

PBHG Growth II
    2003                         $ 0.74                    $ 0.92                              4,498,118
    2002                           1.08                      0.74                              4,163,718
    2001                           1.83                      1.08                              4,241,331
    2000                           2.23                      1.83                              4,102,333
    1999                           1.14                      2.23                              1,277,768
    1998                           1.07                      1.14                                412,873
    1997                           1.00                      1.07                                 58,505


PBHG Technology & Communications
    2003                         $ 0.54                    $ 0.78                              6,671,788
    2002                           1.20                      0.54                              4,851,848
    2001                           2.54                      1.20                              3,251,322
    2000                           4.45                      2.54                              1,878,426
    1999                           1.35                      4.45                                953,082
    1998                           1.03                      1.35                                214,047
    1997                           1.00                      1.03                                101,585


PBHG Large Cap Value
    2003                         $ 0.73                    $ 0.86                                297,753
    2002                           0.98                      0.73                                164,156
    2001                           1.05                      0.98                                  8,536

PBHG Emerging Growth
    2003                         $ 0.42                    $ 0.65                                    552
    2002                           0.81                      0.42                                    238
    2001                           1.01                      0.81                                      0



Pimco PEA Renaissance
    2003                         $ 0.71                    $ 1.11                                307,847
    2002                           1.00                      0.71                                 92,285


Pimco PEA Value
    2003                         $ 0.74                    $ 1.05                                 95,796
    2002                           1.00                      0.74                                 13,833



SAFECO RST Core Equity
    2003                         $ 0.89                    $ 1.10                              5,994,350
    2002                           1.22                      0.89                              5,460,849
    2001                           1.36                      1.22                              4,874,658
    2000                           1.55                      1.36                              4,652,378
    1999                           1.43                      1.55                              3,549,888
    1998                           1.16                      1.43                              2,034,751
    1997                           0.98                      1.16                                186,090


SAFECO RST Growth Opportunities
    2003                         $ 0.99                    $ 1.40                             13,466,958
    2002                           1.61                      0.99                             12,304,684
    2001                           1.37                      1.61                             11,410,141
    2000                           1.48                      1.37                              9,376,539
    1999                           1.41                      1.48                              7,892,664
    1998                           1.41                      1.41                              6,688,427
    1997                           0.93                      1.41                              1,069,115



State Street Equity 500 Index*
    2003                         $ 2.05                    $ 2.60                             69,924,821
    2002                           2.68                      2.05                             66,528,028
    2001                           3.09                      2.68                             64,168,583
    2000                           3.45                      3.09                             58,495,675
    1999                           2.90                      3.45                             40,519,791
    1998                           2.29                      2.90                             30,592,950
    1997                           1.74                      2.29                             18,374,733
    1996                           1.44                      1.74                              9,841,199
    1995                           1.06                      1.44                              3,976,682
    1994                           1.07                      1.06                              1,996,816


*The State Street Equity 500 Index Investment  Account first became available in
April, 2001 when it was substituted for the Fidelity(R) VIP Index 500 Investment
Account. Information presented in the table and in the "Performance Information" in the Statement of Additional Information for the years 1993 through 2000 is, therefore, that of the Fidelity(R) VIP Index 500 Account and not of the State
Street Equity 500 Index Account.

                                       19

Condensed Financial Information (Continued)

Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   ----------------------------

T. Rowe Price Equity Income
    2003                         $ 1.96                    $ 2.43                             27,583,106
    2002                           2.28                      1.96                             25,659,444
    2001                           2.28                      2.28                             23,400,668
    2000                           2.04                      2.28                             20,201,701
    1999                           1.99                      2.04                             21,447,550
    1998                           1.85                      1.99                             19,081,441
    1997                           1.45                      1.85                             11,646,682
    1996                           1.23                      1.45                              4,259,154
    1995                           1.00                      1.23                                388,732


T. Rowe Price European Stock
    2003                         $ 0.76                    $ 1.03                                 39,113
    2002                           0.95                      0.76                                      0
    2001                           1.08 (05/01/01)           0.95                                      0


T. Rowe Price Int'l Growth & Income
    2003                         $ 1.00 (05/01/03)         $ 1.40                                  9,120


T. Rowe Price Mid-Cap Value
    2003                         $ 1.00 (05/01/03)         $ 1.40                                    936



Vanguard Short-Term Federal
    2003                         $ 1.49                    $ 1.52                                330,047
    2002                           1.42                      1.49                                122,492
    2001                           1.37                      1.42                                    358

Vanguard Explorer
    2003                         $ 1.67                    $ 2.39                              1,768,543
    2002                           2.25                      1.67                              1,182,344
    2001                           2.25                      2.25                                      0



           INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

     AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").


     After conversion, the insurance company issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51% of the voting stock of the Stock Holding Company, which in turn owns 100% of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7% senior notes due 2033 in 2003.

     AUL conducts a conventional life insurance and annuity business. At December 31, 2003, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of $14,040.8 million and had equity of $1,161.1 million.


The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. One America Securities, Inc. is registered as a broker-dealer with the SEC.

VARIABLE ACCOUNT

     AUL American Unit Trust was established by AUL on August 17, 1989, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

     The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of a specific mutual fund or in a specific Portfolio of one of the Funds. Contributions may be allocated to one or more Investment Accounts available under a Contract. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other
Portfolios of the Funds or in other securities, mutual funds, or investment vehicles.

     The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

THE FUNDS


     Each of the Funds is a diversified, open-end management investment company commonly referred to as a mutual fund. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Portfolio has its own investment objectives and policies. The shares of each mutual fund Portfolio are purchased by AUL for the corresponding Investment Account at the Portfolio's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Portfolio are automatically reinvested in such Portfolio at net asset value, unless AUL instructs otherwise. AUL has entered into agreements with the Distributors/Advisors of A I M Advisor, Inc., American Century(R) Investment Management, Inc., Ariel Capital Management, Inc., Allianz Dresdner Asset Management of America, Berger Financial Group, LLC, Calvert Asset Management Company, Fidelity(R) Management & Research Company, Franklin Advisers, Inc., Fred Alger Management, Inc., INVESCO Funds Group, Inc., Janus, Janus Capital Management LLC, MFS Investment Management(R), Neuberger Berman Management, Inc., OneAmerica Funds, Inc., Pilgrim Baxter & Associates, Ltd., Pacific Investment Management Company LLC, PIMCO Equity Advisors, Safeco Asset Management Company, State Street Bank & Trust Company, T. Rowe Price & Associates, Inc., T. Rowe Price International, Inc. and Templeton Global Advisors Limited under which AUL has agreed to render certain services and to provide information about these funds to its Contractowners and/or Participants who invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these funds, (or from the Funds if a 12b-1 plan has been approved) ranging from 0.0% until a certain level of fund assets have been purchased to an annual service fee of 0.65% based on the average daily market value of shares owned by the separate account.


     The investment advisors of the Funds are listed in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Account invests. These investment companies offered to the public should not be confused with the Funds in which the Investment Account invests. The Funds are described in their prospectuses, which accompany this prospectus.

    A summary of the investment objective or objectives of each Portfolio of each of the Funds follows. There can be no assurance that any Portfolio will achieve its objective or objectives. More detailed information is contained in the Prospectuses for the Funds, including information on the risks associated with the investments and investment techniques of each Portfolio.



ONEAMERICA FUNDS, INC.

OneAmerica Asset Director - Advisor Class and Class O

     Seeking long-term capital appreciation and some income to help cushion the volatility of equity investments. The OneAmerica Asset Director Portfolio invests in assets allocated among publicly traded common stock, debt securities (including convertible debentures) and money market securities utilizing a fully managed investment policy. The composition of the Portfolio will vary from time-to-time, based upon the advisor's evaluation of economic and market trends and the anticipated relative total return available from a particular type of security. Accordingly, at any given time, up to 100% of the Portfolio may be invested in any one sector such as common stocks, debt securities or money market instruments.

OneAmerica  Investment  Grade Bond - Advisor Class and Class O

     Seeking a high level of income with prudent investment risk and capital appreciation consistent with the primary objective. The OneAmerica Investment Grade Bond Portfolio invests primarily in investment grade fixed income securities. The Portfolio may invest no more than 10% of its assets in securities rated less than BBB or Baa (investment grade). It is intended that the Portfolio securities generally will be of sufficient credit quality to provide a high level of protection against loss of principal or interest. The Portfolio may also invest in money market instruments, repurchase agreements, reverse repurchase agreements, dollar-denominated foreign securities and other debt securities that are consistent with the maturity and credit quality criteria.

OneAmerica  Money  Market - Advisor Class and Class O

     Seeking to provide a level of current income while preserving assets and maintaining liquidity and investment quality. The OneAmerica Money Market Portfolio invests in short-term money market instruments of the highest quality that the advisor has determined present minimal credit risk. The Portfolio invests only in money market instruments denominated in U.S. dollars that mature in 13 months or less from the date of purchase. These instruments may include U.S. Government securities, commercial paper, repurchase agreements, reverse repurchase agreements, certificates of deposit and money market funds.

OneAmerica Value - Advisor Class and Class O

     Seeking long-term capital appreciation. The OneAmerica Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. The Portfolio uses a value-driven approach in selecting securities, concentrating on companies which appear undervalued compared to the market and to their own historic valuation levels. Typically, at least 65% of the Portfolio's assets will be invested in common stocks listed on a national securities exchange or actively traded over-the-counter on the NASDAQ National Market System.

FOR ADDITIONAL INFORMATION CONCERNING ONEAMERICA FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE ONEAMERICA FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


AIM BASIC VALUE FUND

AIM  Basic Value - Class A

     Seeking to provide long-term growth of capital. The AIM Basic Value Fund invests primarily in equity securities of U.S. companies believed to be undervalued in relation to long-term earning power or other factors. The Fund pursues capital growth by investing in undervalued large and mid-sized companies. Its focus on more stable business values enables it to take advantage of market volatility and investor overreaction to negative news. Investing in mid-sized companies may involve greater risk not associated with investing in more established companies. The Fund may invest up to 25% of its assets in foreign securities that may present risks not associated with investing solely in the United States.

FOR ADDITIONAL INFORMATION CONCERNING AIM BASIC VALUE FUND, PLEASE SEE THE AIM BASIC VALUE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


AIM MID CAP CORE EQUITY FUND

AIM Mid Cap Core Equity - Class A

     Seeking to provide long-term growth of capital. The AIM Mid Cap Core Equity Fund invests in medium-sized U.S. companies. The Fund seeks growth by applying AIM's GARP (Growth At a Reasonable Price) discipline to the universe of medium-sized companies. Investing in small-and mid-sized companies may involve greater risks not associated with investing in more established companies. Additionally, small companies may have business risk, significant stock price fluctuations and illiquidity. The Fund may invest up to 25% of its assets in foreign securities that may present risks not associated with investing solely in the United States.

FOR ADDITIONAL INFORMATION CONCERNING AIM MID CAP CORE EQUITY FUND, PLEASE SEE THE AIM MID CAP EQUITY FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


AIM  SMALL CAP GROWTH FUND

AIM Small Cap Growth - Class A

     Seeking to provide long-term growth of capital. The AIM Small Cap Growth Fund invests in U.S. small-cap companies. The Fund invests in stocks of emerging-growth companies that demonstrate earnings potential. The Fund may invest up to 25% of its assets in foreign securities that may present risks not associated with investing solely in the United States. The Fund may invest up to 35% of its total assets in below-investment-grade debt securities. The Fund seeks to maintain a balance of high quality, growth stocks for stability.

FOR ADDITIONAL INFORMATION CONCERNING AIM SMALL CAP GROWTH FUND, PLEASE SEE THE AIM SMALL CAP GROWTH FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AIM GROWTH SERIES

AIM V.I. Basic Value - Class R

     Seeking to provide long-term growth of capital. The AIM V.I. Basic Value Fund invests primarily in equity securities of U.S. companies believed to be undervalued in relation to long-term earning power or other factors. The Fund pursues capital growth by investing in undervalued large and mid-sized companies. Its focus on more stable business values enables it to take advantage of market volatility and investor overreaction to negative news. Investing in mid-sized companies may involve greater risk not associated with investing in more established companies. The Fund may invest up to 25% of its assets in foreign securities that may present risks not associated with investing solely in the United States.


AIM Global Equity (f/k/a AIM Global Equity Trends) -  Class A

     Seeks long-term growth of capital. The AIM Global Equity Fund invests, normally, at least 65% of its total assets in equity securities in the following global industry sectors: consumer products and services, financial services, health care, infrastructure, natural resources, telecommunications and technology. The fund will normally invest in the securities of companies located in at least three different countries, including the United States with no more than 50% of its total assets in any one country, other than the U.S. Of total assets, up to 20% may be invested in companies located in developing countries.

AIM V.I. Mid Cap Core Equity - Class R

     Seeking to provide long-term growth of capital. The AIM V.I. Mid Cap Core Equity Fund invests in medium-sized U.S. companies. The Fund seeks growth by applying AIM's GARP (Growth At a Reasonable Price) discipline to the universe of medium-sized companies. Investing in small-and mid-sized companies may involve greater risks not associated with investing in more established companies. Additionally, small companies may have business risk, significant stock price fluctuations and illiquidity. The Fund may invest up to 25% of its assets in foreign securities that may present risks not associated with investing solely in the United States.


AIM Small Cap Growth -  Class R

     Seeking to provide long-term growth of capital. The AIM Small Cap Growth Fund invests in U.S. small-cap companies. The Fund invests in stocks of emerging-growth companies that demonstrate earnings potential. The Fund may invest up to 25% of its assets in foreign securities that may present risks not associated with investing solely in the United States. The Fund may invest up to 35% of its total assets in below-investment-grade debt securities. The Fund seeks to maintain a balance of high quality, growth stocks for stability.


FOR ADDITIONAL INFORMATION CONCERNING AIM GROWTH SERIES, PLEASE SEE THE AIM GROWTH SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


AIM STOCK FUNDS, INC.

INVESCO  Dynamics - Investor Class

     Seeking long-term capital growth. The INVESCO Dynamics Fund invests at least 65% of its net assets in common stocks of mid-sized companies. The managers define mid-sized companies as companies that are included in the Russell Midcap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The Fund may invest up to 25% of the total assets in foreign securities (measured at the time of purchase). Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. When the manager believes market or economic conditions are unfavorable, the Fund may assume a defensive position by temporarily investing up to 100% of its assets in high quality money market instruments, such as short-term U.S. government obligations, commercial paper or repurchase agreements.

FOR ADDITIONAL INFORMATION CONCERNING AIM STOCK FUNDS, INC. AND ITS PORTFOLIO, PLEASE SEE THE AIM STOCK FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



AIM SECTOR FUNDS, INC.

INVESCO Energy - Investor Class and Class K

     Seeking long-term capital growth. The INVESCO Energy Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies within the energy sector. These companies include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, alternative energy companies, and innovative energy technology companies. The Fund focuses on reasonably priced companies with above-average production volume growth and earnings, cash flow and asset value growth potential independent of commodity pricing. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio. Holdings may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale.

INVESCO Financial Services - Investor Class and Class K

     Seeking long-term capital growth. The INVESCO Financial Services Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money-centers), insurance companies (life, property, and casualty, and multilane), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies. The Fund focuses on market-driven companies with superior technology to deliver products and services that match their customers' needs. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.

INVESCO Health Sciences - Investor Class and Class K

     Seeking long-term capital growth. The INVESCO Health Sciences Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies. Within these industries, the Fund focuses on the market leaders that are well positioned to leverage demographic and innovative trends. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.


INVESCO Leisure - Class K

     Seeks capital growth. The INVESCO Leisure Fund normally invests at least 80% of its assets in the equity securities and equity-related instruments of companies engaged in the design, production, and distribution of products related to leisure activities. These industries include, but are not limited to, advertising, communications/cable TV, cruise lines, entertainment, recreational equipment, lodging, publishers, restaurants, and selected retailers. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.

INVESCO Technology - Investor Class and Class K

     Seeking  long-term  capital  growth.  The INVESCO  Technology Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. The Fund concentrates on market-leading companies with strong management teams that have solid track records, financial strength and proprietary products or content. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.

INVESCO Telecommunications  - Investor Class

Seeking high total return through capital appreciation and income. The INVESCO Telecommunications Fund invests primarily in the equity securities of companies engaged in the design, development, manufacture, distribution, or sale of communications services and equipment; these may include long distance, local and cellular telephone service, wireless communications systems, local and wide area networks, fiber optic transmission, satellite communication, microwave transmission, television and movie programming, broadcasting and cable television. The Fund may invest significantly in foreign securities. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.

FOR ADDITIONAL INFORMATION CONCERNING AIM SECTOR FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AIM SECTOR FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



ALGER AMERICAN FUND

Alger  American   Balanced Portfolio - Class O

     Seeking current income and long-term capital appreciation. The Alger American Balanced Portfolio focuses on stocks of companies with growth potential and fixed income securities, with an emphasis on income-producing securities, which appear to have some potential for capital appreciation. Under normal circumstances, the Portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the four highest rating categories by an established rating agency or if not rated, which are determined by the Managers to be of comparable quality. Ordinarily, at least 25% of the Portfolio's net assets are invested in fixed-income securities.

Alger American Growth Portfolio - Class O

     Seeking long-term capital appreciation. The Alger American Growth Portfolio seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater. This Portfolio is not restricted to any one type of security.

Alger American  Leveraged AllCap Portfolio - Class O

     Seeking long-term capital appreciation. The Alger American Leveraged AllCap Portfolio, under normal circumstances, invests in the equity securities of companies of any size which demonstrate promising growth potential. The
Portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns. There is the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Portfolio's value can decrease more quickly than if the Portfolio had not borrowed.

FOR  ADDITIONAL   INFORMATION   CONCERNING  THE  ALGER  AMERICAN  FUND  AND  ITS
PORTFOLIOS,  PLEASE

SEE THE ALGER AMERICAN FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


AMERICAN CENTURY(R) QUANTITATIVE EQUITY FUNDS, INC.

American  Century(R) Income & Growth - Investor Class

     Seeking long-term capital growth and income is secondary. The American Century(R) Income & Growth Fund invests in a diversified portfolio of domestic stocks in pursuit of its objective. The Fund is designed to provide a total return and dividend yield greater than the S&P 500 Index. Stocks are selected primarily from the 1,500 largest U.S. publicly traded companies, with no single industry accounting for more than 25% of total assets. Individuals cannot invest directly in any index.

American  Century(R)  Small  Company  - Advisor Class

     Seeking capital appreciation by investing primarily in common stocks of small companies. The American Century(R) Small Company Fund's investment strategy utilizes quantitative management techniques in a two-step process that draws on computer technology. In the first step, the fund managers rank stocks from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. In the second step, the managers use a technique called portfolio optimization, which they believe will provide the optimal balance between risk and expected return.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) QUANTITATIVE EQUITY FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY(R) QUANTITATIVE EQUITY FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


AMERICAN CENTURY(R) CAPITAL PORTFOLIOS, INC.

American Century(R) Equity Income - Investor Class and Advisor Class

     Seeking current income and capital growth. The American Century(R) Equity Income Fund invests primarily in stocks with a favorable dividend-paying history that have prospects for dividend payments to continue or increase. Secondarily, the Fund managers look for the possibility that the stock price may increase. The Fund seeks to receive dividend payments that provide a yield that exceeds the yield of the stocks comprising the S&P 500 Index. Under normal market conditions, the managers intend to keep at least 85% of the Fund's assets invested in income-paying securities and at least 80% of its assets in equity securities.

American Century(R) Large Company Value - Advisor Class

     Seeking long-term capital growth. Income is a secondary objective. The fund managers of the American Century Large Company Value Fund look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

American Century(R) Real Estate - Advisor Class

     Long-term capital appreciation, with income as a secondary objective. The management team invests in common stocks of real estate investment trusts (REITs), which own income-producing properties such as offices, industrial properties, shopping centers, regional malls, outlet centers, apartments, manufactured homes, lodging/resorts, self storage, and diversified properties. The fund managers focus on individual companies using bottom-up, fundamental analysis including sophisticated earnings models and dividend discount models to identify potential stocks. Sector funds may experience greater short-term price volatility than more diversified equity funds, and are most suitable for the aggressive portion of an investment portfolio.

American Century(R) Small Cap Value  -  Advisor Class and Investor Class

     Seeking long-term capital growth. Income is a secondary objective. The American Century(R) Small Cap Value Fund invests primarily in stocks of smaller companies that the managers believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. Under normal market conditions, the managers intend to keep at least 65% of the Fund's assets invested in U.S. equity securities at all times.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY CAPITAL PORTFOLIOS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY CAPITAL PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


AMERICAN CENTURY(R) WORLD MUTUAL FUNDS, INC.

American Century(R)  International Growth  - Advisor Class and Investor Class

     Seeking capital growth by investing in equity securities in developed foreign countries. The American Century(R) International Growth Fund invests in common stocks of foreign companies that management considers to have potential for appreciation. The Fund invests primarily in stocks of companies that demonstrate sustainable earnings and growth acceleration of developed markets and attempts to stay fully invested at all times. Other securities the Fund may invest in are bonds, notes and debit securities of companies and obligations of domestic or foreign governments and their agencies.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY WORLD MUTUAL FUNDS, INC. AND ITS PORTFOLIO, PLEASE SEE THE AMERICAN CENTURY WORLD MUTUAL FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AMERICAN CENTURY(R) STRATEGIC ASSET ALLOCATIONS, INC.

American  Century(R)  Strategic   Allocation:   Aggressive
 - Advisor Class and Investor Class

     Seeking to provide long-term capital growth with a small amount of income. The American Century(R) Strategic Allocation: Aggressive Fund asset allocation strategy diversifies investments among equity securities, bonds and cash-equivalent instruments. This investment option may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. American Century Strategic Allocation: Aggressive is generally allocated among the major asset classes as follows: 78% stocks, 20% bonds and 2% cash.

American  Century(R)  Strategic  Allocation:  Conservative
 - Advisor Class and Investor Class

     Seeking to provide regular income and moderate long-term growth. The American Century(R) Strategic Allocation: Conservative Fund's asset allocation strategy diversifies investments among equity securities, bonds and cash-equivalent instruments. This investment option may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. American Century Strategic Allocation: Conservative is generally allocated among the major asset classes as follows: 45% stocks, 45% bonds and 10% cash.

American Century(R) Strategic Allocation:  Moderate
 - Advisor Class and Investor Class

     Seeking to provide long-term capital growth and some regular income. The American Century(R) Strategic Allocation: Moderate Fund's asset allocation strategy diversifies investments among equity securities, bonds and cash-equivalent instruments. This investment option may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. American Century Strategic Allocation: Moderate is generally allocated among the major asset classes as follows: 63% stocks, 31% bonds and 6% cash.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


AMERICAN CENTURY(R) MUTUAL FUNDS, INC.

American Century(R) Growth - Advisor Class

Seeks long-term capital growth. The American Century Growth Fund invests in large-cap companies that exhibit sustainable accelerating earnings and revenue. The management team adheres to well-defined investment policies: 1) invests at least 75% of assets in large-cap companies, 2) maintains approximately 50-90 holdings, 3) top 10 holdings compose approximately 30% of portfolio assets, 4) non-U.S. holdings will account for less than 20% of assets and 5) a minimum of 90% of the portfolio will be invested in equity securities.


American Century(R) Heritage  - Advisor Class

     Seeking long-term capital growth. The fund managers of the American Century(R) Heritage Fund look for stocks of companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. The managers make their investment decisions based primarily on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for sectors.

American  Century(R)  Select  - Investor Class

     Seeking long-term capital growth. The American Century(R) Select Fund invests at least 75% of assets in large-cap companies and maintains approximately 80-120 holdings. Additionally, the management team considers S&P 500 sector weightings when constructing the portfolio. They use a bottom-up stock-picking approach that relies on a proven combination of proprietary technology and fundamental analysis. They invest mainly in U.S. large-cap companies that exhibit sustainable, accelerating earnings; and they attempt to remain fully invested at all times. They utilize a disciplined sell strategy based on deteriorating fundamentals, decelerating growth trends and emergence of more attractive alternate companies.

American Century(R) Ultra(R) - Advisor Class and Investor Class

     Seeking capital appreciation over time by investing in the common stocks of medium-and large-sized companies that exhibit accelerating growth. The American Century(R) Ultra(R) Fund invests primarily in large-sized companies whose operating earnings and revenue are accelerating. The management team builds positions in those companies it considers most likely to sustain earnings acceleration. This Fund may invest an unlimited amount of its assets in the securities of foreign issuers, primarily from developed markets. The Fund may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers and debt securities of foreign governments and their agencies.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY MUTUAL FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY MUTUAL FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

American Century(R) VP Capital Appreciation

     Seeking long-term capital growth. The American Century(R) VP Capital Appreciation Fund invests primarily in growth companies that the Fund's investment management believes are growing at an accelerated rate and have a record of at least three years of operation. Risk is spread across a variety of companies and industries. The Fund invests in common stocks (including securities convertible into common stocks and other equity equivalents). The Fund may invest in cash and cash equivalents temporarily or when it is unable to find securities meeting its criteria of selection.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. AND ITS PORTFOLIO, PLEASE SEE THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


AMERICAN CENTURY(R) GINNIE MAE FUND

American Century(R) Ginnie Mae - Advisor Class

     Seeks high monthly income and low volatility. The American Century Ginnie Mae Fund invests 80% of its assets primarily in mortgage-backed securities issued by the Government National Mortgage Association (GNMA or Ginnie Mae). Total return investment strategy focuses on overall performance, compared to income strategies that will buy the highest yielding securities to boost income.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY GINNIE MAE FUND AND ITS PORTFOLIO, PLEASE SEE THE AMERICAN CENTURY GINNIE MAE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



ARIEL MUTUAL FUNDS, INC.

Ariel

     Seeking to provide long-term capital appreciation. The Ariel Fund seeks long-term capital appreciation by investing in undervalued smaller capitalization (small-cap) companies in consistent industries that show strong potential for growth. The Fund focuses on companies that share attributes that the Fund's investment adviser believes should result in capital appreciation over time. Those attributes include: quality products or services; experienced, dedicated management; strong balance sheets; and consistent earnings growth. To capture anticipated growth, the Fund generally holds investments for a relatively long period, usually three to five years. The Fund primarily invests in companies with market capitalizations between $500 million and $2.5 billion at the time of purchase.

Ariel Appreciation

     Seeking to provide long-term capital appreciation. The Ariel Appreciation Fund seeks long-term capital appreciation by investing in undervalued medium capitalization (mid-cap) firms with growth potential. The Fund focuses on companies that share attributes that the Fund's investment adviser believes should result in capital appreciation over time. Those attributes include: quality products or services; experienced, dedicated management; strong balance sheets; and consistent earnings growth. To capture anticipated growth, the Fund generally holds investments for a relatively long period, usually three to five years. The Fund primarily invests in companies with market capitalizations from $2.5 billion to $20 billion at the time of purchase.

FOR  ADDITIONAL   INFORMATION  CONCERNING  ARIEL  MUTUAL  FUNDS,  INC.  AND  ITS
PORTFOLIOS, PLEASE SEE THE ARIEL MUTUAL FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


CALVERT INCOME FUND

 Calvert Income - Class A

     Seeking to maximize income, to the extent consistent with prudent investment management and preservation of capital through investment in bonds and other income producing securities. The Calvert Income Fund invests in selected investment grade bonds. At least 65% of its assets are invested in fixed-income securities that received one of the following ratings: Aaa, Aa, A or Baa from Moody's Investor Services Inc., AAA, AA, A or BBB from Standard & Poor's Corp. or a comparable rating from Calvert Asset Management Company (CAMCO). These are un-rated securities whose value CAMCO considers comparable to one of the investment-grade ratings listed above. The remaining 35% of the assets may be invested in non-investment-grade securities. These securities involve greater risk of default or price declines (due to changes in the issuers' creditworthiness).

FOR ADDITIONAL INFORMATION CONCERNING CALVERT INCOME FUND AND ITS PORTFOLIO, PLEASE SEE THE CALVERT INCOME FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


CALVERT NEW VISION SMALL CAP FUND

Calvert New Vision Small Cap - Class A

     Seeking to provide long-term capital appreciation by investing primarily in small cap stocks that meet the fund's investment. At least 80% of the Calvert New Vision Small Cap Fund's assets will be invested in the common stocks of small-cap companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). The Fund currently defines small-cap companies as those with market capitalization of $2 billion or less at the time the Fund initially invests. The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT NEW VISION SMALL CAP FUND AND ITS PORTFOLIO, PLEASE SEE THE CALVERT NEW VISION SMALL CAP FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



CALVERT SOCIAL INVESTMENT FUND

Calvert Social  Investment  Equity - Class A

     Seeking to provide growth of capital through investment in equity securities of issuers within industries perceived to offer opportunities for potential capital appreciation.The Calvert Social Investment Equity Fund invests primarily in the common stocks of large-cap companies having, on average, market capitalization of at least $1 billon. Investment returns will be mostly from changes in the price of the underlying Fund's holdings (capital appreciation). The subadvisor looks for growing companies with a history of steady earnings growth. Companies are selected based on the subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations. The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT SOCIAL INVESTMENT FUND AND ITS PORTFOLIO, PLEASE

SEE THE CALVERT  SOCIAL  INVESTMENT  FUND  PROSPECTUS,  WHICH
SHOULD BE READ CAREFULLY BEFORE INVESTING.


CALVERT VARIABLE SERIES, INC.

Calvert Social Mid-Cap Growth - Class A

     Seeking long-term capital appreciation. The Calvert Social Mid-Cap Growth Portfolio invests primarily in a non-diversified Portfolio of the stock securities of mid-sized companies that are undervalued but demonstrate a potential for growth. Investments may also include, but are not limited to, preferred stocks, foreign securities, convertible security bonds, notes and other debt securities. The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.


FOR ADDITIONAL INFORMATION CONCERNING CALVERT VARIABLE SERIES INC. AND THE CALVERT SOCIAL MID-CAP GROWTH PORTFOLIO, PLEASE SEE THE CALVERT VARIABLE SERIES, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


FIDELITY ADVISOR FUNDS

Fidelity(R)  Advisor  Diversified  International - Class T

     Capital growth. The Fidelity(R) Advisor Diversified International Fund normally invests primarily in non-U.S. securities, primarily in common stocks. The fund allocates its investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

Fidelity(R)   Advisor  Dividend  Growth - Class T

Seeks capital appreciation. The Fidelity(R) Advisor Dividend Growth Fund normally invests at least 80% of assets in equity securities, primarily in common stocks, investing primarily in companies that pay dividends or that Fidelity Management & Research Company (FMR) believes have the potential to pay dividends in the future. FMR may invest the fund's assets in 'growth' stocks or 'value' stocks or both, and may invest in securities of foreign and domestic issuers.


Fidelity Advisor Dynamic Capital Appreciation - Class T

     Seeks capital appreciation. The Fidelity Advisor Capital Appreciation Fund normally invests primarily in common stocks of domestic and foreign issuers. The fund may invest in either 'growth' stocks or 'value' stocks or both. In buying and selling securities for the fund, Fidelity Management & Research Company
(FMR) relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.


Fidelity(R)  Advisor  Equity  Income - Class T

     Seeks a yield from dividend and interest income that exceeds the composite dividend yield of securities in the S&P 500. The fund will consider the potential for achieving capital appreciation. (Individuals cannot invest directly in any index.) The Fidelity(R) Advisor Equity Income Fund normally invests at least 80% of assets in equity securities, primarily in income-producing equity securities which tends to lead to investments in large cap 'value' stocks, potentially investing in other types of equity securities and debt securities, including lower-quality debt securities. Invests in domestic and foreign issuers.

Fidelity(R)  Advisor  Growth & Income -  Class T

     High total return through a combination of capital appreciation and current income. The Fidelity(R) Advisor Growth & Income Fund normally invests a majority of its assets in common stocks of domestic and foreign issuers, with a focus on those that pay current dividends and show potential for capital appreciation. The fund may also invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The fund may invest in either 'growth' stocks or 'value' stocks or both.


Fidelity(R)  Advisor Mid Cap - Class T

Long-term growth of capital. The Fidelity(R) Advisor Mid Cap Fund normally invests primarily in common stocks. The fund normally invests at least 80% of assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Mid Cap Index or the Standard & Poor's Mid Cap 400 Index (S&P MidCap 400). The fund invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.


Fidelity(R)  Advisor  Small Cap - Class T

     Seeks Long-term growth of capital. The Fidelity (R) Advisor Small Cap normally invests primarily in common stocks. The fund normally invests at least 80% of assets in securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index or the Standard & Poor's SmallCap 600 Index). The fund invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.

FOR  ADDITIONAL   INFORMATION  CONCERNING  FIDELITY(R)  ADVISOR  FUNDS  CLASS  T
PORTFOLIO, PLEASE SEE THE FIDELITY(R) ADVISOR FUNDS CLASS T PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND

Fidelity(R) VIP Asset Manager(SM)Portfolio

     Seeking high total return with reduced risk over the long-term. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
Allocating the fund's assets among stocks, bonds, and short-term and money market instruments; maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments; adjusting allocation among asset classes gradually within the following ranges- stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%); investing in domestic and foreign issuers; analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.


Fidelity(R) VIP  Contrafund(R) Portfolio

     Seeks long-term capital appreciation. Fidelity Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in securities of companies whose value it believes is not fully recognized by the public; investing in domestic and foreign issuers; investing in either "growth" stocks or "value" stocks or both; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R)  VIP  Equity-Income Portfolio

     Seeks reasonable income and will also consider the potential for capital appreciation. Seeks a yield that exceeds the composite yield on the securities comprising the Standard & Poor's 500(SM) Index. (Individuals cannot invest directly in any index.) Fidelity Management & Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in equity securities; normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks; potentially investing in other types of equity securities and debt securities, including lower-quality debt securities; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R) VIP Growth Portfolio

     Seeks to achieve capital appreciation. Fidelity Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks); investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R)  VIP High Income Portfolio

     Seeks a high level of current income, while also considering growth of capital. Fidelity Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities; potentially investing in non-income producing securities, including defaulted securities and common stocks; investing in companies in troubled or uncertain financial condition; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R)  VIP  Overseas Portfolio

     Seeks long-term growth of capital. Fidelity Management and Research Company
(FMR)'s principal investment strategies include: Normally investing at least 80% of assets in non-U.S. securities; normally investing primarily in common stocks; allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

FOR ADDITIONAL INFORMATION CONCERNING FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND ("VIP") AND ITS PORTFOLIOS, PLEASE SEE THE VIP PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



FRANKLIN CAPITAL GROWTH FUND

Franklin Capital Growth- R Class

     Seeks capital appreciation with a secondary goal of current income. Franklin Capital Growth Fund invests primarily in stocks of leading businesses with strong growth prospects. The fund looks for current and future market leaders, within small, medium- and large-sized companies that meet its investment criteria. Specifically, the fund targets established and emerging industry leaders, investing in stocks of companies it believes will grow at an accelerated pace--companies with solid profit models, visionary management and high barriers to entry such as proprietary, intellectual property and patents. The fund can also invest in some foreign company stocks.

FOR ADDITIONAL INFORMATION CONCERNING FRANKLIN CAPITAL GROWTH FUND AND ITS PORTFOLIOS, PLEASE SEE THE FRANKLIN CAPITAL GROWTH FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


FRANKLIN FLEX CAP GROWTH FUND

Franklin Flex Cap Growth-  Class R

     Seeks capital appreciation. Under normal market conditions, the Franklin Flex Cap Growth Fund invests a majority of the net assets in equity securities of California companies. The Fund has the flexibility to invest in companies located in other states and outside the United States. The managers consider California companies as those that are headquartered or conducting a substantial portion of their operations in, or generating a substantial portion of their revenue from business within, the state of California. The Fund may invest in initial public offerings of securities, and may also invest a small portion of its assets in private or illiquid securities, such as late stage venture capital financings. A significant portion of the Fund's investments is in smaller and midsize companies.

FOR ADDITIONAL INFORMATION CONCERNING FRANKLIN FLEX CAP GROWTH FUND AND ITS PORTFOLIOS, PLEASE SEE THE FRANKLIN FLEX CAP GROWTH FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FRANKLIN STRATEGIC SERIES

Franklin Strategic Income - Class R

Seeks to provide a high level of current income,  while
maintaining a secondary focus on long-term capital appreciation. Franklin Strategic Income Fund follows a fundamental, value-oriented investment philosophy that seeks to provide investors with broad market exposure to domestic and international fixed income markets. The managers strategically allocate investments across many different sectors of the fixed income universe, including foreign and U.S. government bonds, high-yield and investment-grade corporate bonds, convertible securities and mortgage-backed securities.

FOR ADDITIONAL INFORMATION CONCERNING FRANKLIN STRATEGIC SERIES PORTFOLIOS, PLEASE SEE THE FRANKLIN STRATEGIC SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



JANUS ASPEN SERIES

Janus Aspen Series Flexible  Income -  Institutional  Class

     Seeking maximum total return consistent with preservation of capital. The Janus Aspen Series Flexible Income Portfolio normally invests at least 80% of its assets in income-producing securities. The Portfolio will invest at least 65% of its assets in investment grade debt securities with dollar-weighted maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. The Portfolio may invest to a lesser degree in common stocks, stock securities or debt securities that are not currently paying dividends or interest. Additionally, this Portfolio may invest without limit in foreign securities, including those of corporate and government issuers.


Janus Aspen Series Worldwide Growth - Institutional Class

     Seeking long-term capital growth in a manner consistent with preservation of capital. The Janus Aspen Series Worldwide Growth Portfolio invests primarily in common stocks of foreign and domestic issuers. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country. The Portfolio will not invest more than 35% of its assets in high-yield/high-risk securities.

FOR ADDITIONAL INFORMATION CONCERNING JANUS ASPEN SERIES AND ITS PORTFOLIOS, PLEASE SEE THE JANUS ASPEN SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



JANUS ADVISER SERIES

Janus  Adviser  Risk-Managed  Growth  - Class I


     Long-term growth of capital. The fund primarily invests in large-sized companies selected for their growth potential, seeking to control risks by applying a mathematical management process and selecting stocks only from a predefined universe of the fund's benchmark, Russell 1000 Growth Index. The mathematical-based management technique does not attempt to predict the direction of the market, nor does it have a particular view of any particular company in the fund. Rather, investment decisions are governed by a mathematical investment process that aims to deliver long-term returns better than its benchmark while limiting losses.


Janus Adviser Small Company Value -  Class I

     Seeks capital appreciation. The Janus Adviser Small Company Value Fund invests, under normal circumstances, at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. This average is updated monthly. The Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued by the Fund's subadviser. For purposes of Funds with 80% policies, net assets will take into account borrowings for investment purposes.

FOR ADDITIONAL INFORMATION CONCERNING JANUS ADVISER SERIES PORTFOLIOS, PLEASE SEE THE JANUS ADVISER SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


MFS(R)  INTERNATIONAL NEW DISCOVERY FUND

MFS(R) International New Discovery - Class A

     Seeking to provide capital appreciation. The MFS(R) International New Discovery Fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of foreign (including emerging market) issuers. The Fund may invest in companies of any size, including equity securities issued by foreign companies with relatively small market capitalizations that the Fund's investment adviser, Massachusetts Financial Services Company (MFS or the adviser), believes are early in their life cycle but have the potential to become major enterprises. Under normal market conditions, the Fund invests in at least three different countries.

FOR ADDITIONAL INFORMATION CONCERNING MFS(R) INTERNATIONAL NEW DISCOVERY FUND AND ITS PORTFOLIO, PLEASE SEE THE MFS(R) INTERNATIONAL NEW DISCOVERY FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


MFS(R)  MID CAP  GROWTH  FUND

MFS(R) Mid Cap Growth - Class A

     Seeking to provide long-term growth of capital. The MFS(R) Mid Cap Growth Fund invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities of companies with medium market capitalization which the Fund's investment adviser, Massachusetts Financial Services Company (referred to as MFS or the adviser), believes have above-average growth potential. Medium market capitalization companies are defined by the Fund as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap(TM) Growth Index range at the time of the Fund's investment.

FOR ADDITIONAL INFORMATION CONCERNING MFS(R) MID CAP GROWTH FUND AND ITS PORTFOLIO, PLEASE SEE THE MFS(R) MID CAP GROWTH FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


MFS(R)  STRATEGIC  VALUE  FUND

MFS(R)  Strategic  Value - Class A

     Seeking to provide capital appreciation. The MFS(R) Strategic Value Fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts of companies which the Fund's investment adviser, Massachusetts Financial Services Company (referred to as MFS or the adviser), believes are undervalued in the market relative to their long term potential. This Fund may invest in foreign securities through which it may have exposure to foreign currencies. This Fund has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

FOR ADDITIONAL INFORMATION CONCERNING MFS(R) STRATEGIC VALUE FUND AND ITS PORTFOLIO, PLEASE SEE THE MFS(R) STRATEGIC VALUE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


MFS(R)  VALUE FUND

MFS(R) Value - Class A

     Seeking to provide capital appreciation and reasonable income. The MFS(R) Value Fund invests, under normal market conditions, at least 65% of its net assets in income producing equity securities of companies which Massachusetts Financial Services Company (referred to as MFS or the adviser) believes are undervalued in the market relative to their long term potential. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. While the Fund may invest in companies of any size, the Fund generally focuses on undervalued companies with large market capitalizations. The Fund may invest in foreign securities through which it may have exposure to foreign currencies.

FOR ADDITIONAL INFORMATION CONCERNING MFS(R) VALUE FUND AND ITS PORTFOLIO, PLEASE SEE THE MFS(R) VALUE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


NEUBERGER BERMAN FASCIANO PORTFOLIO

Neuberger  Berman  Fasciano - Advisor Class

     Seeks long-term capital growth. Neuberger Berman Fasciano Fund seeks to invest in small, undervalued but growing companies, patiently holding them long term until they blossom. To find these stocks, the fund's manager looks for small companies that exhibit solid growth potential and present good value. The manager seeks to invest in companies with strong fundamentals, especially those that generate sufficient cash flow to self-fund their growth. The focus is on companies with easily understood products or services and proven business models. Since small companies tend to have higher volatility and lower liquidity than larger companies, Michael Fasciano seeks to offset these risks through diversification and careful portfolio construction.

FOR ADDITIONAL INFORMATION CONCERNING NEUBERGER BERMAN FASCIANO PORTFOLIO, PLEASE SEE THE NEUBERGER BERMAN FASCIANO PORTFOLIO PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

NEUBERGER BERMAN FOCUS PORTFOLIO

Neuberger  Berman  Focus-Advisor  Class

     Seeks long-term capital growth. The Neuberger Berman Focus Fund seeks long-term growth of capital. The manager looks for undervalued companies. To pursue this goal, the fund invests principally in common stocks selected from 13 multi-industry sectors of the economy. Factors in identifying these firms may include above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with investing in a small number of sectors.

FOR ADDITIONAL INFORMATION CONCERNING NEUBERGER BERMAN FOCUS PORTFOLIO, PLEASE SEE THE NEUBERGER BERMAN FOCUS PORTFOLIO PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


PBHG FUNDS

PBHG Emerging Growth

     Seeking long-term growth of capital. Under normal market conditions, the PBHG Emerging Growth Fund invests at least 80% of its assets in securities of small sized companies with market capitalizations generally similar to companies in the Russell 2000(R) Growth Index at purchase and expects to focus on those growth securities whose market capitalizations or annual revenues are $500 million or less at the time of purchase. The securities in the Fund are primarily common stocks that Pilgrim Baxter believes have a strong historical earnings growth and expected earnings higher than the U.S. market as a whole.


PBHG Large Cap - (formerly known as PBHG Large Cap Value name changed on 4/1/03)

     Seeking long-term growth of capital and income. Current income is a secondary objective. Under normal conditions, the PBHG Large Cap Fund invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalizations similar to the companies in the S&P 500 Index at the time of purchase and expects to focus on equity securities whose market capitalizations are over $10 billion at the time of purchase. The securities in the Fund are primarily common stocks that Pilgrim Baxter believes have sustainable long-term growth prospects but are trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power.

FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE PBHG FUNDS, PLEASE CALL (800) 433-0051 OR WRITE THE PBHG FUNDS, FOR A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


PBHG INSURANCE  SERIES FUND

PBHG Insurance Series Growth II

     Seeking capital appreciation. Under normal market conditions, the PBHG Insurance Series Growth II Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies with market capitalizations similar to the market capitilizations of companies in the Russell Midcap(R) Growth Index at the time of purchase and expects to focus on those growth securities whose market capitalization or annual revenues are between $500 million and $10 billion at the time of purchase. The securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential.

PBHG Insurance Series Technology &  Communications

     Seeking long-term growth of capital. Current income is incidental to the portfolio's goal. Under normal market conditions, the PBHG Insurance Series Technology & Communications Portfolio, a non-diversified fund, will invest at least 80% of its assets in common stocks of companies doing business in the technology and communications sector of the market. In addition, the Portfolio is concentrated which means it will invest 25% or more of its total assets in the group of industries within the sector. The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.

FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE PBHG INSURANCE SERIES FUND, PLEASE CALL (800) 433-0051 OR WRITE THE PBHG INSURANCE SERIES FUND FOR A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



PACIFIC INVESTMENTS MANAGEMENT SERIES

PIMCO  High Yield  - Administrative Class &  Class R

     Seeking to provide maximum total return, consistent with preservation of capital and prudent investment management. The PIMCO High Yield Fund seeks to achieve its investment objective by investing, under normal circumstances, a majority of its assets in a diversified portfolio of high yield securities rated below investment grade but rated at least B by Moody's or S&P, or, if un-rated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade fixed income instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Fund may invest a portion of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers.

FOR ADDITIONAL INFORMATION CONCERNING PACIFIC INVESTMENT MANAGEMENT SERIES PORTFOLIO, PLEASE SEE THE PACIFIC INVESTMENTS MANAGEMENT SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



PIMCO MULTI-MANAGER SERIES

PIMCO CCM Capital  Appreciation -  Class  R

     Seeks growth of capital. The PIMCO CCM Capital Appreciation Fund invests primarily in a portfolio of fundamentally sound larger-cap companies with fair prices and strong growth potential. The fund employs a "growth-at-a-reasonable-price" philosophy, allowing it to invest in companies that exhibit both growth and value characteristics. The fund maintains a relatively low P/E ratio, allowing the fund to invest in companies with earnings that will be able to support their stock prices, which can be especially important in the face of market uncertainty.


PIMCO NFJ  Small-Cap  Value -  Class  R

     Seeks long-term growth of capital and income. The PIMCO NFJ Small-Cap Value Fund invests primarily in undervalued small-capitalization securities. The managers adhere to a strict value discipline, seeking fundamentally sound, dividend-paying small-cap companies that the managers feel are undervalued. This strategy requires that all holdings pay a dividend, which can offer stability during periods of market fluctuation.


PIMCO PEA Renaissance -  Class R & Administrative Class

     Seeking to provide long-term growth of capital and income. The PIMCO PEA Renaissance Fund seeks to achieve its investment objective by normally investing a majority of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks.


PIMCO PEA Value -  Class R & Administrative Class

     Seeking to provide long-term growth of capital and income. The PIMCO PEA Value Fund seeks to achieve its investment objective by normally investing a majority of its assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.


PIMCO RCM Large-Cap Growth -  Class R

     Seeks long-term capital appreciation. The PIMCO RCM Large-Cap Growth Fund invests at least 80% of its total assets in equity securities of U.S. companies with at least $3 billion in market capitalization. The management team employs a "bottom-up" investment process. The investment process revolves around a company's growth, quality and valuation.

FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE PIMCO MULTI-MANAGER SERIES PORTFOLIOS, PLEASE SEE THE PIMCO MULTI-MANAGER SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PIMCO Total Return - Class R

     Seeks maximum total return. The PIMCO Total Return Fund invests primarily in intermediate-term, high quality bonds. The manager employs a variety of value-added strategies to increase the opportunity for total return potential and help reduce portfolio risks. The fund may hold up to 20% of its assets in foreign securities, may at times use futures to replicate bond positions and may invest up to 10% in high-yield securities.

FOR ADDITIONAL INFORMATION CONCERNING PACIFIC INVESTMENT MANAGEMENT SERIES AND ITS PORTFOLIO, PLEASE SEE THE PACIFIC INVESTMENT MANAGEMENT SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



Safeco  RESOURCE  SERIES TRUST

Safeco RST Core Equity

     Seeking long-term capital growth and reasonable dividend income. The Safeco RST Core Equity Portfolio mainly invests in large cap stocks, the majority of which are considered core holdings where the manager has strong conviction in the three-to-five year earnings per share outlook. The remainder of stocks is special situation issues, which have a specific earnings catalyst for shorter periods of time (i.e., cost cutting, restructuring). Additionally, this Portfolio may invest in fixed-income (bond) securities in accordance with business and financial conditions. It invests primarily in dividend-paying common stocks.

Safeco RST Growth  Opportunities

     Seeking capital growth. The Safeco RST Growth Opportunities Portfolio manager employs bottom up, fundamental research in the pursuit of rapidly growing companies. The buy discipline is primarily focused on small company stocks that are attractively priced on a valuation basis using both qualitative and quantitative screens. Most issues have excellent earnings growth potential, but are trading at discounts relative to their industry peers and the overall market. The manager will sell when outlook changes; however, the manager may keep holdings through periodic downturns.

FOR ADDITIONAL INFORMATION CONCERNING Safeco RESOURCE SERIES TRUST AND ITS PORTFOLIOS, PLEASE SEE THE Safeco RESOURCE SERIES TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


STATE STREET  EQUITY 500 INDEX  FUND

State Street  Equity 500 Index - Class A

     Seeking to match as closely as possible, before expenses, the performance of the Standard & Poor's 500 Index. (Investors cannot invest directly in an index.) The State Street Equity 500 Index Fund (the Fund) , seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding Portfolio of State Street Master Funds. The Fund intends to invest in all 500 stocks comprising the S&P 500 Index in proportion to their weightings in the S&P 500 Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, a sample of the stocks in the Index in proportions expected by the adviser to match generally the performance of the S&P 500 Index as a whole may be purchased.

FOR  ADDITIONAL  INFORMATION  CONCERNING  TRUST AND THE STATE STREET  EQUITY 500
INDEX  FUND,  PLEASE  SEE  THE  STATE  STREET  INSTITUTIONAL   INVESTMENT  TRUST
PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


TEMPLETON FOREIGN FUND

Templeton  Foreign -  Class R


     Seeks long-term capital growth. Templeton Foreign Fund, under normal market conditions, invests at least 80% of its net assets mainly in the equity securities of companies located outside the U.S., including emerging markets. The fund may have significant investments in one or more countries or in particular sectors such as technology and financial institutions. Depending on current market conditions, the fund generally invests a portion of its total assets in debt securities of entities located anywhere in the world and may use various derivative strategies to protect its assets.

FOR ADDITIONAL INFORMATION CONCERNING TRUST AND THE TEMPLETON FOREIGN FUND, PLEASE SEE THE TEMPLETON FOREIGN FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

TEMPLETON GROWTH FUND

Templeton  Growth -  Class R

     Seeks long-term capital growth. Templeton Growth Fund, under normal market conditions, invests mainly in the equity securities of companies located anywhere in the world, including emerging markets. In addition to the fund's main investments, depending upon current market conditions, the fund may invest up to 25% of its total assets in debt securities, and the fund may use various derivative strategies seeking to protect its assets. The manager applies a "bottom up," value-oriented, long-term approach when choosing equity investments.

FOR ADDITIONAL INFORMATION CONCERNING TEMPLETON GROWTH FUND, PLEASE SEE THE TEMPLETON TEMPLETON GROWTH FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

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



T. ROWE PRICE BLUE CHIP GROWTH FUND

T. Rowe Price Blue Chip Growth -  Class R

     Seeks long-term growth of capital. Current income is a secondary objective. The fund manager of the T. Rowe Price Blue Chip Growth Fund invests primarily in common stocks of well-established large and medium-sized companies. The manager focuses on "blue chip" companies with the following characteristics a. leading market positions, b. seasoned management teams, c. strong financial fundamentals and d. above-average growth and profitability.

FOR  ADDITIONAL  INFORMATION  CONCERNING T. ROWE PRICE BLUE CHIP GROWTH FUND AND
ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE BLUE CHIP GROWTH FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



T. ROWE PRICE EQUITY SERIES, INC.

T. Rowe Price Equity Income

     Seeking to provide a relatively conservative way to access substantial dividend income and long-term capital growth. The fund manager of the T. Rowe Price Equity Income Fund invests in common stocks of established companies expected to pay above-average dividends. The fund manager employs a value-oriented investment approach. He focuses on companies with an above-average dividend yield--a positive component of total return. The manager utilizes a thorough "bottom-up" fundamental research evaluation of each holding. Also, the manager will broadly diversify sector exposure seeking to reduce volatility.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE EQUITY SERIES, INC. AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE EQUITY SERIES, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



T. ROWE PRICE EQUITY INCOME CLASS R

T. Rowe Price  Equity  Income - Class R

     Seeking substantial dividend income as well as long-term capital appreciation. The T. Rowe Price Equity Income Portfolio normally invests at least 80% of the fund's net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. However, the Portfolio may also purchase other types of securities, such as foreign securities, convertible stocks and bonds, and warrants when considered consistent with the Portfolio's investment objective. The Portfolio may invest up to 25% of its assets in foreign securities.

FOR  ADDITIONAL  INFORMATION  CONCERNING T. ROWE PRICE EQUITY INCOME CLASS R AND
ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE EQUITY INCOME CLASS R PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


T. ROWE PRICE INTERNATIONAL  FUNDS, INC.

T. Rowe  Price  European  Stock

     Seeking long-term growth of capital through investment primarily in common stocks of European companies. Current income is a secondary objective. The T.Rowe Price European Stock Fund invests primarily in European companies. Normally, at least five countries will be represented in the portfolio. Stock selection reflects a growth style. This investment option expects to make substantially all of its investments (normally at least 80% of net assets) in stocks of companies located in the countries listed below, as well as others as their markets develop: Austria, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Others: Belgium, Czech Republic, Greece, Hungary, Israel, Poland, Russia and Turkey.



T. Rowe Price International Stock -  Class R

     Seeks to provide long-term growth of capital. The fund manager of the T. Rowe Price International Stock Fund invests primarily in the common stocks of established non-U.S. companies, in both developed and emerging markets. The manager will 1) focus on companies capable of achieving and sustaining above-average, long-term earnings growth, 2) favor companies with leading market position, technological leadership or proprietary advantage, and seasoned management, and 3) choose securities based on "bottom-up" research.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE INTERNATIONAL FUNDS, INC. PORTFOLIOS, PLEASE SEE THE T. ROWE PRICE INTERNATIONAL FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



T. ROWE PRICE GROWTH STOCK CLASS R

T. Rowe Price Growth Stock - Class R

     Seeking long-term growth of capital and, secondarily, increasing dividend income. The fund manager of the T. Rowe Price Growth Stock Fund invests primarily in common stocks of well-established growth companies. The fund manager focuses on companies having one or more of the following characteristics: 1) Superior growth in earnings and cash flow, 2) Ability to sustain earnings momentum even during economic slowdowns and/or 3) Occupy a lucrative niche in the economy and is able to expand even during times of slow economic growth.

FOR  ADDITIONAL  INFORMATION  CONCERNING T. ROWE PRICE GROWTH STOCK CLASS R AND
ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE GROWTH STOCK CLASS R PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


T. ROWE PRICE  INTERNATIONAL  GROWTH & INCOME  CLASS R

T. Rowe Price International  Growth & Income - Class R

     Seeking to provide long term growth of capital and reasonable income. The fund manager of the T. Rowe Price International Growth & Income Fund focuses on companies with favorable prospects for capital appreciation that exhibit value characteristics and investments primarily in common stocks of mature,
dividend-paying,   non-U.S.   companies.  The  fund  manager  looks  to  broadly
diversify, primarily among the world's developed countries. Securities are chosen based on "bottom-up" research. Country allocation is driven largely by stock selection.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE INTERNATIONAL GROWTH & INCOME CLASS R AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE INTERNATIONAL GROWTH & INCOME CLASS R PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


T. ROWE PRICE MID-CAP GROWTH CLASS R

T. Rowe Price Mid-Cap Growth - Class R

     Seeking long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth. The Fund will normally invest at least 80% of net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. Mid-Cap companies are defined as those whose market 0capitalization falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. In selecting investments, management generally favors companies that have proven products or services; have a record of above-average earnings growth; have demonstrated potential to sustain earnings growth; operate in industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects. While most of the assets will be invested in U.S. common stocks, the portfolio may hold other securities including foreign securities, futures and options in keeping with the Portfolio's objective.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE MID-CAP GROWTH CLASS R AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE MID-CAP GROWTH CLASS R PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



T. ROWE PRICE MID-CAP VALUE CLASS R


T. Rowe Price  Mid-Cap  Value - Class R

     Seeking long-term growth of capital. The fund manager of the T. Rowe Price Mid-Cap Value Fund invests primarily in the common stocks of mid-sized companies that appear to be undervalued. T. Rowe Price will invest at least 80% of net assets in companies whose market capitalization (number of shares multiplied by share price) falls within the range of the companies in the S&P 400 MidCap Index or the Russell Mid Cap Value Index. The manager focuses on companies with the following: 1) Attractive operating margins, 2) Sound balance sheets and financial management, 3) Stock ownership by management, 4) Significant cash generation and 5) Low stock price relative to assets, earnings, cash flow, or business franchise value.

FOR  ADDITIONAL  INFORMATION  CONCERNING T. ROWE PRICE MID-CAP VALUE CLASS R AND
ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE MID-CAP VALUE CLASS R PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



VANGUARD  EXPLORER  FUND,  INC

Vanguard Explorer - Investor Class

     Seeking long-term capital growth. The Vanguard Explorer Fund invests primarily in a diversified group of small-capitalization companies with prospects for above average growth with little or no dividend income. The Fund is subject to market risk. Stock prices overall may decline over short or even extended periods. May invest as much as 20% of its assets in foreign securities and will not invest more than 25% of its assets in any one industry or 5% of the securities in any one company.

FOR ADDITIONAL INFORMATION CONCERNING VANGUARD EXPLORER FUND, INC. AND ITS PORTFOLIO, PLEASE SEE THE VANGUARD EXPLORER FUND, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


VANGUARD FIXED INCOME SECURITIES FUNDS

Vanguard  Short-Term  Federal - Investor  Class

     Seeking high level current income and preservation of principal. The Vanguard Short-Term Federal Fund invests at least 80% of its assets in short-term bonds issued by U.S. government agencies and instrumentalities, most of which are not backed by the full faith and credit of the U.S. government. The Fund is expected to maintain a dollar weighted average maturity between one and three years. This Fund is subject to interest rate risk, income risk and manager risk.

FOR ADDITIONAL INFORMATION CONCERNING VANGUARD FIXED INCOME SECURITIES FUNDS AND ITS PORTFOLIO, PLEASE SEE THE VANGUARD FIXED INCOME SECURITIES FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.

                                 THE CONTRACTS

GENERAL


     The Contracts are offered for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A or 457 of the Internal Revenue Code. Certain federal tax advantages are currently available to retirement programs that qualify as (1) self-employed individuals' retirement plans under Section 401, (2) pension or profit-sharing plans established by an Employer for the benefit of its employees under Section 401, (3) annuity purchase plans sponsored by certain tax-exempt organizations or public school organizations under Section 403(b), (4) individual retirement accounts or annuities, including traditional IRA, those established by an employer as a simplified employee pension plan or SIMPLE IRA plan, under Section 408, or a Roth IRA under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457. Some Contracts may also be made available to plans that do not qualify for favorable tax treatment, such as unfunded deferred compensation plans for highly compensated employees, which may be referred to as non-qualified 457 Plans.

     A Contract is issued to the Owner. Generally, persons eligible to participate in the Owner's Plan are eligible to become Participants under the Contract. In certain Contracts, the Owner shall be responsible for determining persons who are eligible to become Participants and for designating such persons to AUL. For purposes of determining benefits under a Contract, an account called a Participant's Account is established for each Participant during the Accumulation Period. However, in some Contracts, Participants' Accounts are not maintained.


     The Owner of the Contract is generally responsible for providing all communications and instructions concerning Participant Accounts to AUL. However, in some instances a Participant may communicate directly with AUL. For example, a Participant in a 403(b) Program may request a withdrawal directly from AUL. While the Owner generally is responsible for remitting contributions and instructions for Participants, the Participant may be permitted or required to make certain decisions and elections under the Contract, as specified by the Owner in the Plan, trust, or other appropriate document. The pertinent Plan document and, if applicable, the Employer's plan administrator should be consulted with any questions on benefits under the Contract.


        CONTRIBUTIONS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD

CONTRIBUTIONS UNDER THE CONTRACTS

     Contributions under Recurring Contribution Contracts may be made by or on behalf of a Participant at any time during the Participant's life and before the Participant's Annuity Commencement Date. Contributions must be at least equal to the minimum required contribution under the Plan. In Single Contribution Contracts, the minimum contribution for each Participant is $5,000. AUL may change the minimum contributions permitted under a Contract, but any such change in the minimum required contribution shall apply only to Participant Accounts established on or after the effective date of the change. AUL may, at its discretion, waive any minimum required contribution.

     Annual contributions under any of the Plans are subject to maximum limits imposed by the Internal Revenue Code. See the Statement of Additional Information for a discussion of these limits, or consult the pertinent Plan document.

TEN-DAY FREE LOOK

     Under 403(b), 408 and 408A Contracts, the Owner has the right to return the Contract for any reason within ten days of receipt. If a particular state requires a longer free look period, Owners in that state will be allowed the longer statutory period to return the Contract. If this right is exercised, the Contract will be considered void from its inception, and any contributions will be fully refunded.

INITIAL AND SINGLE CONTRIBUTIONS

     Initial contributions received for a Participant will be credited to the Participant's Account no later than the end of the second Business Day after it is received by AUL at its Home Office if it is preceded or accompanied by the information necessary for opening the Participant's account. If AUL does not receive the necessary information, AUL will notify the Owner or individual that AUL does not have the necessary information to open the account. If the necessary information is not provided to AUL at the time AUL receives the contribution, AUL will return the contribution to the contributing party within five Business Days. However, in some Contracts, Code Section 401(a) funds received from a prior plan provider which cannot be allocated to Participant accounts will not be returned to the Owner or to the provider, but instead will be allocated to an Owner-level account and invested in those Investment Accounts or FIA approved by the Owner. When the allocation data is received from the prior plan provider, such funds (plus gains/minus losses) are transferred from the Owner-level account to the appropriate Participant account(s).


ALLOCATION OF CONTRIBUTIONS


     Initial and subsequent contributions under the Contracts will be allocated among the Investment Accounts of the Variable Account and the Fixed Interest Account as instructed by the Owner or Participant and as provided by the terms of the Contract. The investment allocation of the initial contribution is to be designated at the time the enrollment is completed to open an account for a Participant. Depending on the type of Contract, the enrollment application specifies that, in the absence of an investment allocation form or other instructions, initial and subsequent contributions shall be allocated to the OneAmerica Money Market Investment Account or to AUL's General Account. Allocation will be made to AUL's General

Account only if the OneAmerica Money Market Investment Option is not available under a particular Contract. A Participant's Account Value that has been initially allocated to the OneAmerica Money Market Investment Account or to AUL's General Account may be transferred to other available investment options upon receipt by AUL at its Home Office of written instructions requesting the transfer. Allocation to any Investment Account or the Fixed Interest Account must be made in 1% increments or in increments permitted by AUL. Neither the Fixed Interest Account nor all of the Investment Accounts may be available under a particular Contract. In addition, some of the Investment Accounts are not available for certain types of Contracts.

     Any change in allocation instructions will be effective upon receipt by AUL at its Home Office and will continue in effect until subsequently changed. Changes in the allocation of future contributions have no effect on amounts already contributed on behalf of a Participant. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account or the Fixed Interest Account in the manner described in "Transfers of Account Value."

SUBSEQUENT CONTRIBUTIONS UNDER RECURRING CONTRIBUTION CONTRACTS

     When forwarding contributions to AUL, the amount being contributed on behalf of each Participant must be specified. The contributions shall be allocated among the Investment Accounts of the Variable Account that are available under a Contract and the Fixed Interest Account (if available) as described above in "Allocation of Contributions." Contributions (other than the initial contribution for each Participant) are credited as of the end of the Valuation Period in which they are received by AUL at its Home Office if AUL has received full payment for the contribution, the information needed to establish the Participant's account, and proper instructions regarding the application and allocation of the contributions among Participants.


     Contributions may also be forwarded to AUL electronically. When this method of contribution is used, an allocation list describing the contribution to be allocated to each Participant is sent to AUL by the Owner. AUL processes the allocation list and then initiates an ACH (Automated Clearinghouse) debit on the Owner's account for the amount of the contribution. Following receipt of the funds, a confirmation is sent to the Owner which lists the amount or amounts allocated to each Participant's account and the amount of the ACH debit to the Owner's account. ACH or other electronic payment methods generally allow more efficient and timely processing of contributions. AUL reserves the right to impose an annual charge on Owners who do not elect to use ACH or other electronic payment methods.


TRANSFERS OF ACCOUNT VALUE

     All or part of a Participant's Variable Account Value may be transferred among the Investment Accounts of the Variable Account that are available under a Contract or to the Fixed Interest Account (if available under a Contract) at any time during the Accumulation Period upon receipt of a proper written request by AUL at its Home Office, through interactive voice response or through AUL's website. Transfers may be made by telephone if a Telephone Authorization Form has been properly completed and received by AUL at its Home Office.

     Generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Interest Account. See "The Fixed Interest Account" for restrictions on transfers from the Fixed Interest Account. In addition, no charges are currently imposed upon transfers. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet based transfers.

     Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.



ABUSIVE TRADING PRACTICES

LATE TRADING

     Some investors attempt to profit from trading in Investment Accounts after the close of the market, but before the Variable Account has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades with information that was not readily available to the market, thereby benefiting financially to the detriment of other Owners and Participants.

     AUL prohibits late trading in its Investment Accounts. The Variable Account dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.

MARKET  TIMING

     Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Participants, including long-term investors who do not generate these costs.

     AUL discourages market timing and excessive trading. If you intend to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase or redeem units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).

     AUL does not always know and cannot always reasonably detect such trading; however, over time, AUL will develop certain indicators to serve to assist in monitoring the Variable Account for any abusive trading practices.

     Furthermore, AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity while discouraging it for other Owners or Participants.

     Some Funds may charge a redemption fee for short term trading in their Fund. Please consult the Fund prospectus for more details.


PARTICIPANT'S VARIABLE ACCOUNT VALUE

ACCUMULATION UNITS

     Contributions to be allocated to the Investment Accounts available under a Contract will be credited to the Participant's Account in the form of Accumulation Units. Except for allocation of a Participant's initial contribution, the number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account at the end of the Valuation Period in which the contribution is received by AUL at its Home Office. The number of Accumulation Units so credited to the account shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

ACCUMULATION UNIT VALUE

     AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for each Investment Account is established on the inception date. Subsequently, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

NET INVESTMENT FACTOR

     The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where

   (a) is equal to:

     (1) the net asset value per share of the Portfolio of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

     (2) the per share amount of any dividend or other distribution, if any, paid by the Portfolio during the Valuation Period, plus or minus

     (3) a credit or charge with respect to taxes paid, if any, or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed).

   (b) is the net asset value per share of the Portfolio, determined as of the end of the preceding Valuation Period; and

   (c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the Asset Charge.


DOLLAR COST AVERAGING PROGRAM

     Contract Owners and Participants who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively lower than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner or Participant of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

     Under a DCA Program, the owner deposits premiums into the OneAmerica Money Market Investment Account ("MMIA") or the Fixed Interest Account (if available under the Contract) and then authorizes AUL to transfer a specific dollar amount for a specific length of time from such Account into one or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually on the last business day of such period. These transfers will continue automatically until the earliest of: the date AUL receives notice to discontinue the Program; until there is not enough money in the MMIA or the Fixed Interest Account to continue the Program; until the expiration of the length of time selected; or if the transfers are being drawn from the Fixed Interest Account, until the time a transfer would exceed the 20% limitation on transfers from the Fixed Interest Account, if a particular Contract contains the 20% restriction.

     Currently, the minimum required amount of each transfer is $100, although AUL reserves the right to change this minimum transfer amount in the future. DCA transfers to the Fixed Interest Account and to the MMIA are not permitted under the DCA Program. At least ten days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA Program to Contract Owners and Participants at no charge, and the Company reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners and Participants may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five days before a previously scheduled transfer is to occur.

Contract Owners or Participants may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the premium receipt by AUL at its Home Office. The Contract Owner or Participant may select the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on the last business day of such period. To participate in the Program, a minimum balance of $10,000 in the MMIA or in the Fixed Interest Account is required.

                  CASH WITHDRAWALS AND THE DEATH BENEFIT

CASH WITHDRAWALS


     During the lifetime of the Participant, at any time before the Annuity Commencement Date and subject to the limitations under the applicable Plan and applicable law, a withdrawal may be taken from a Participant's Account Value. A withdrawal request will be effective as of the end of the Valuation Date that a proper written request in a form acceptable to AUL is received by AUL at its Home Office.

     A withdrawal of a Participant's entire Variable Account Value will result in a withdrawal payment equal to the value of the Participant's Variable Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by AUL at its Home Office, minus any applicable withdrawal charge.


     A withdrawal may be requested for a specified percentage or dollar amount of a Participant's Variable Account Value. In some Contracts, the minimum amount that may be withdrawn from a Participant's Variable Account Value in an Investment Account is the lesser of $500 or the Participant's entire Account Value in the Investment Account as of the date the withdrawal request is received by AUL. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Participant's Variable Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. If a withdrawal is requested that would leave a Participant's Variable Account Value in any Investment Account less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Investment Account.

     The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Interest Account as instructed. A withdrawal will not be effected until proper instructions are received by AUL at its Home Office.


     A withdrawal may result in the deduction of a withdrawal charge and application of a market value adjustment. See "Withdrawal Charge" and "The Fixed Interest Account."


     In addition, distributions under certain retirement programs may result in a tax penalty. See "Tax Penalty."


SYSTEMATIC WITHDRAWAL SERVICE FOR 403(b), 408, 408A and 457 PROGRAMS

     A Participant in a Contract used in connection with a 403(b) plan (other than an Employer Sponsored 403(b) plan) or 408 or 408A Program who is at least age 59 1/2 can generally arrange to have systematic cash withdrawals from his or her Account Value paid on a regular monthly, quarterly, or annual basis. Systematic cash withdrawals are also available for Participants in a Contract used in connection with a 457 Program but there is no age limitation. Each withdrawal payment must be at least equal to $100. An application form containing details of the service is available upon request from AUL. The service is voluntary and can be terminated at any time by the Participant or Owner. AUL does not currently deduct a service charge for withdrawal payments, but reserves the right to do so in the future and, similarly, reserves the right to increase the minimum required amount for each withdrawal payment. Systematic withdrawals are not available for some 403(b) Contracts due to the Benefit Responsive features of the Contracts.

     Participants will pay a withdrawal charge in connection with the systematic cash withdrawals to the extent the withdrawal charge is applicable. See "Withdrawal Charge" and "Federal Tax Matters."

CONSTRAINTS ON WITHDRAWALS

GENERAL


     Since the Contracts offered by this Prospectus will be issued in connection with retirement programs that meet the requirements of Section 401, Section 403(b), Section 408, 408A or Section 457 of the Internal Revenue Code, reference should be made to the terms of the particular Plan or Contract for any limitations or restrictions on cash withdrawals. A withdrawal that results in receipt of proceeds by a Participant may result in receipt of taxable income to the Participant and, in some instances, in a tax penalty. The tax consequences of a withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."


403(b) PROGRAMS

     Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax deferred annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

     Section 403(b) requires that distributions from Section 403(b) tax deferred annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, severs employment, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, paying certain tuition expenses, or prevention of foreclosure or eviction.


     A Participant in a Contract purchased as a tax-deferred Section 403(b) annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Account Value attributable to contributions made under a salary reduction agreement or any income or gains credited to such Participant after December 31, 1988 under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a
Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Participant's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts qualifies as a tax-free exchange under the Internal Revenue Code. A Participant's Account Withdrawal in a Contract may be able to be transferred to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an Employer's Section 403(b) arrangement.

TEXAS OPTIONAL RETIREMENT PROGRAM

     AUL intends to offer the Contract within the Texas Optional Retirement Program. Under the terms of the Texas Optional Retirement Program, if a Participant makes the required contribution, the State of Texas will contribute a specified amount to the Participant's Account. If a Participant does not commence the second year of participation in the plan as a "faculty member," as defined in Title 110B of the State of Texas Statutes, AUL will return the State's contribution. If a Participant does begin a second year of participation, the Employer's first-year contributions will then be applied as a contribution under the Contract, as will the Employer's subsequent contributions.


     The Attorney General of the State of Texas has ruled that under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Optional Retirement Program are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A Participant under a Contract issued in connection with the Texas Optional Retirement Program will not, therefore, be entitled to exercise the right of withdrawal to receive the Account Value credited to such Participant unless one of the foregoing conditions has been satisfied. The Withdrawal Value of such Participant's Account may, however, be transferred to other contracts or other carriers during the period of participation in the program.


THE DEATH BENEFIT

     If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

     The amount of the death benefit equals the vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under Contracts acquired in connection with 408 and 408A Programs and 403(b) Programs other than Employer Sponsored 403(b) Programs, the vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans, 457 Programs and Employer Sponsored 403(b) Programs, the vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the Fixed Interest Account, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or if the Contract so directs, to the OneAmerica Money Market Investment Account. Certain Contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the Contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any contributions made since the last Contract anniversary and is reduced proportionately to reflect any withdrawals made since the last Contract anniversary. The GMDB is reset on each Contract anniversary and is the greater of (1) the GMDB on the prior Contract anniversary, increased by any prior year contributions, and reduced proportionately to reflect any prior year withdrawals, and (2) if the Participant is younger than age 81, the Participant's Account Value on the current Contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

     The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.


TERMINATION BY THE OWNER

     An Owner of a Contract funding an Employee Benefit Plan, a 457 Plan, or an Employer- Sponsored 403(b) Plan may terminate the Contract by sending proper written notice to AUL's Home Office. Termination is effective as of the end of the Valuation Date that the notice is received by AUL. Proper notice of termination must include an election of the method of payment, an indication of the person(s) to whom payment is to be made, and the Owner's (and, in some Contracts, the Plan Sponsor's) agreement that AUL will not be held responsible for any losses or claims that may arise against AUL in connection with making the termination payout as requested by the Owner (provided that such an agreement is not prohibited by the Contract or an amendment).

     Upon termination of such a Contract, the Owner may direct AUL to pay an amount equal to the Contract's aggregate Variable Account Withdrawal Value (determined as of the end of the Valuation Date that the termination is effective) in a lump-sum.

     For Contracts funding Employee Benefit Plans or 457 Plans, the Owner may direct AUL to pay the Contract's Fixed Interest Account Withdrawal Value in a lump sum [subject to an Investment Liquidation Charge ("ILC") or Market Value Adjustment ("MVA") (see discussion below)] or in seven approximately equal installments over six years (for certain Employee Benefit Plan Contracts) or six approximately equal annual installments over five years (for other Employee Benefit Plan Contracts and for 457 Plan Contracts).

     For Contracts issued prior to 1999 which fund Employer-Sponsored 403(b) Plans, the Owner may direct AUL to pay the Contract's Fixed Interest Account Withdrawal Value in seven approximately equal annual installments over six years.

     In Contracts issued prior to 1999 which fund an Employee Benefit Plan or an Employer-Sponsored 403(b) Plan, the Owner may terminate the Contract and elect to receive (within 90 days of written notice by the Owner, and without penalty as defined by law) either:

(1) a lump-sum equal to the Contract's aggregate General Account Withdrawal Value, plus or minus an MVA to the extent allowed, which is determined by AUL as of the calculation date by multiplying a specified percentage times the aggregate General Account Withdrawal Value being paid, or

(2) all amounts invested under the Contract in AUL's General Account as of the date of calculation, excluding any amounts previously used or set aside to purchase annuities, in 11 approximately equal annual installments over a 10-year period (without application of the General Account Withdrawal Charge or an MVA).

     Further details regarding options (1) and (2) above and their applicability to a given Contract may be found in a Contract Supplement.

     Similar provisions (without application of an MVA) regarding Participant withdrawals apply to some Contracts issued prior to 1999 which fund SEP and SIMPLE IRA Plans.

     For Contracts issued after 1998 that fund Employer-Sponsored 403(b) Plans, no Fixed Interest Account or General Account Withdrawal Value lump-sum option is available, only installment payments. However, AUL may amend these Contracts to permit lump-sum payouts of Fixed Interest Account or General Account funds, subject to a Withdrawal Charge and an MVA. Termination options may be negotiated with individual Plan sponsors depneding on unique or special circumstances.

     Until all of the terminating Contract's funds invested in AUL's Fixed Interest Account or General Account have been paid by AUL under any of the installment payments discussed above, the interest rate determined under the Contract will be credited to the remaining Withdrawal Values. Interest will be paid with each installment payment.

     When making lump-sum payouts of Fixed Interest Account or General Account funds, AUL applies an ILC or MVA, depending on the Contract. The ILC or MVA is equal to a certain percentage, as described in the Contract, multiplied by the Fixed Interest Account or General Account Withdrawal Value. In some Contracts, the ILC percentage is 6(x - y), where "x" is the Current Rate of Interest being credited by AUL to new Contributions as of the date of calculation and "y" is the average rate of interest being credited by AUL to various portions of the aggregate Fixed Interest Account or General Account Account Value as of the date of calculation. In some Contracts, the MVA percentage is 5(x - y) when "x" exceeds "y," and is deducted from the amount paid. The MVA percentage is 4(y - x) when "y" exceeds "x," and is added to the amount paid. Payment of Fixed Interest Account or General Account amounts may be delayed for up to six months after the effective date of termination.


TERMINATION BY AUL

     AUL has the right, subject to applicable state law, to terminate any Participant's Account established under a Contract acquired in connection with an Employee Benefit Plan, a 457 Program, or an Employer Sponsored 403(b) Program at any time during the Contract Year if the Participant's Account Value falls below $300 ($200 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) funds) during the first Contract Year, or $500 ($400 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) funds) during any subsequent Contract Year, provided that at least six months have elapsed since the Owner's last contribution to the Contract. AUL will give notice to the Owner and the Participant that the Participant's Account is to be terminated. Termination shall be effective six months from the date that AUL gives such notice, provided that any contributions made during the six month notice period are insufficient to bring the Participant's Account Value up to the applicable minimum. Single Contribution Contracts have a minimum required contribution of $5,000.


Upon termination of a Participant's Account by AUL, AUL will pay an amount equal to the Participant's Account Value as of the close of business on the effective date of termination (or, if the termination effective date is not a Valuation Date, on the next Valuation Date).Payment of this amount will be made within seven days from such effective date of termination.


     AUL may, at its option, terminate any Contract if there are no Participant Accounts in existence under the Contract.

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

PAYMENTS FROM THE VARIABLE ACCOUNT


     Payment of an amount from the Variable Account resulting from a cash withdrawal, transfer from a Participant's Variable Account Value, payment of the death benefit, or payment upon termination by the Owner will be made within seven days from the date a proper request is received at AUL's Home Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary week-end and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account, or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Interest Account, see "The Fixed Interest Account" and "Termination by the Owner."


                             CHARGES AND DEDUCTIONS

PREMIUM TAX CHARGE

     Various states impose a tax on premiums received by insurance companies. Whether or not a premium tax is imposed will depend on, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and AUL's status in a particular state. Premium tax rates currently range from 0% to 3.5%, but are subject to change by such governmental entities. AUL may assess a premium tax charge on certain Contracts at the time of annuitiation to reimburse itself for such premium taxes incurred, which are directly related to amounts received for the Participant from the balance applied to purchase an annuity.


WITHDRAWAL CHARGE

     No deduction for sales charges is made from contributions for a Contract. However, if a cash withdrawal is made or the Contract is terminated by the Owner, then, depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL if the Participant's Account has not been in existence for a certain period of time. For some Contracts, for the first two Contract Years that a Participant's Account exists, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10% of: (1) the total of all contributions made during the year that the withdrawal is being made, plus (2) the Participant's Account Value at the beginning of the Contract Year. After the first two Contract Years, and until the withdrawal charge has decreased to 0%, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10% of the Participant's Account Value at the beginning of the Contract Year in which the withdrawal is being made. Certain Recurring Contribution 403(b) Contracts and Contracts used with 457 Programs do not contain provisions allowing the 10% free-out since they are "Benefit Responsive" in nature.

     The withdrawal charge varies based on the Contract. The worst-case withdrawal charge is 8% of Account Value in excess of any 10% free-out in Contracts containing a 10% free-out provision, for the first five years; 4% of Account Value in excess of any applicable 10% free-out, for the next five years; and no withdrawal charge beyond the tenth year. Your charges may be less than the charges described. Please consult your Contract for more details.

     Withdrawal charges are not imposed for many benefits provided under "Benefit Responsive" Contracts. Under a Benefit Responsive Contract, withdrawal charges are not imposed for payment of retirement, death, disability, most terminations of employment, hardship (or unforeseeable emergencies, depending on the Contract), loan, age 70 1/2 required minimum distribution benefits, or benefits upon attainment of age 59 1/2 (provided that the age 59 1/2 benefit is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium). Notwithstanding the above, for some 403(b) Benefit Responsive Contracts, withdrawal charges will not be waived if the amount withdrawn is transferred directly by us to another tax-deferred annuity funding vehicle.

     Under a modified Benefit Responsive Contract, withdrawal charges are not imposed for cash lump-sum payments of death benefits, or, provided the Participant has (1) attained age 55 and has 10 years of service with the employer identified in the Plan, or (2) attained age 62, for Plan benefits due to retirement, disability, most terminations of employment, hardships, loans or age 70 1/2 required minimum distribution benefits, or for benefits upon attainment of age 59 1/2 (provided that such benefit upon attainment of age 59 1/2 is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium).

     However, even in Benefit Responsive or modified Benefit Responsive Contracts, withdrawal charges (and a Market Value Adjustment in some Employee Benefit Plan and Employer Sponsored 403(b) Contracts) will be applied to any withdrawal to pay a Plan benefit prior to notification of Contract termination if the benefit is payable because of, or the underlying reason for payment of the benefit results in, the termination or partial termination of the Plan, as determined under applicable IRS guidelines. In some Contracts, withdrawal charges and a Market Value Adjustment will apply if the termination of employment occurs after the Plan Sponsor files for bankruptcy protection or ceases operations, or if such benefits exceed 20% of the Contract's Value as of the first day of the Contract Year.


     In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Participant's Account, exceed 8.5% of the contributions made by or on behalf of a Participant under a Contract. In addition, no withdrawal charge will be imposed upon payment of a death benefit under the Contract.

     The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase the withdrawal charge for any Participant Accounts established on or after the effective date of the change.

ASSET CHARGE

     AUL deducts a daily charge from the assets of each Investment Account. The charge is equal to an annual rate of 0.00%, 0.25%, 0.50%, 0.75%, 1.00% or 1.25%
of the average daily net assets of each Investment Account. (Please refer to your Contract for details regarding the Asset Charge applicable to you.) This amount is intended to compensate AUL for its professional services, administrative services (including systems recordkeeping and Investment Account accounting), case acquisition costs, compliance support, sales office expenses, overhead, sales commissions, annuity purchase rate guarantees, reasonable profit, and other related costs. AUL may use any profit derived from this charge for any lawful purpose.

VARIABLE INVESTMENT PLUS

     Certain Contracts may have a portion of the Asset Charge offset, but never increased, by Variable Investment Plus (VIP) credits. The credit is calculated each month-end, is applied by AUL to purchase Accumulation Units for each Participant under the Contract, and is reported to Participants as Earnings.

     The level of the credit, as a percentage of Investment Account assets, will depend on the aggregate Investment Account assets for the Contract at the end of each month, the amount of the contributions (both first year and for subsequent years), the level of sales expenses under the Contract, and other charges that the Owner has agreed in writing to pay to AUL. Please consult your Contract to determine whether a Variable Investment Plus credit applies to your Contract and, if it does apply, what the factors are for determining the credit.

     AUL reserves the right to change the credit factors with 60 days notice of such change.

ADMINISTRATIVE CHARGE


     AUL may deduct an administrative charge from each Participant's Account equal to a maximum of $36 per year, deducted quarterly if the account exists on the quarterly Contract anniversary. For some Contracts the administrative charge may be waived completely. The charge is only assessed during the Accumulation Period. When a Participant annuitizes or surrenders on any day other than a quarterly Contract anniversary, a pro rata portion of the charge for that portion of the quarter will not be assessed. The charge is deducted proportionately from the Participant's Account Value allocated among the Investment Accounts and the Fixed Interest Account. An administrative charge will not be imposed on certain Contracts if the value of a Participant's Account is equal to or more than $35,000 ($25,000 in some Contracts) on the quarterly Contract anniversary. The purpose of this charge is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account.



ADDITIONAL CHARGES AND FEES

     Some Contracts may also contain the following fees:

(1) Loan Initiation Fees: AUL may assess a Loan Initiation Fee of up to $100 against the Account of any Participant for whom a Plan loan withdrawal is requested.

(2) Charge for Non-Electronic Transfers: AUL may charge a service fee of up to $5 for non-electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

(3) Distribution Fee: AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.


(4) Brokerage Window: AUL may bill the Owner or deduct from the Participant's account an annual fee of up to $100 for a Brokerage Window, available in some employer sponsored plans, which provides the Participant the ability to invest a portion of his or her Account Value in a brokerage account, to be invested in a wide range of mutual funds.


(5) Contract Termination Individual Participant Check Fee: AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) Investment Advice Provider Fee: AUL may bill the Owner for an Investment Advice Provider Fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. Alternatively, AUL may assess an Investment Advice Provider Fee directly against the Account of each Participant who utilizes the investment advice provider's services if permitted by applicable law, regulations, or rulings. The entire fee collected by AUL will be forwarded to the investment advice provider and no portion of this Fee will be retained by AUL.


(7) Guaranteed Minimum Death Benefit: AUL may charge a maximum of 0.20% of the Account Value for a Guaranteed Minimum Death Benefit. Some Contracts offer this benefit at no charge. Please consult your Contract for details regarding this benefit and the applicable charge.

(8) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, Ibbottson will recommend a plan level investment portfolio based on the Plan Sponsor's unique employee profile. A maximum fee of $1,500 applies, depending on plan assets. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.


OTHER CHARGES

     AUL may charge the  Investment  Accounts  of the  Variable

Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. In certain Contracts, unpaid charges due AUL (for which the Plan is responsible and which the Owner has, in writing, agreed to pay) will be deducted from Participant Accounts if not paid by the Owner in a timely manner. An Investment Liquidation Charge or a Market Value Adjustment, which applies only to Participants' Fixed Interest Account Values under a Contract, may be imposed upon termination by an Owner of some Contracts acquired in connection with an Employee Benefit Plan, Employer Sponsored 403(b), or 457 Program and upon certain withdrawals in an Employee Benefit Plan Contract. See "Termination by the Owner" and "The Fixed Interest Account."


VARIATIONS IN CHARGES

     AUL may reduce or waive the amount of the withdrawal charge, the administrative charge, or the Asset Charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. A reduction in the Asset Charge will generally be made by offsetting the charge by applying the Variable Investment Plus Option. As an example, these charges may be reduced in connection with acquisition of the Contract in exchange for another annuity contract or in exchange for another annuity contract issued by AUL. AUL may also reduce or waive these charges on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

GUARANTEE OF CERTAIN CHARGES


     AUL guarantees that the Asset Charge shall not increase on in-force Contracts. However, the Asset Charge may be increased on future Contracts. AUL also guarantees that the administrative charge will increase only to the extent necessary to recover the expenses associated with administration of the Contracts and operation of the Variable Account.



EXPENSES OF THE FUNDS

     Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Portfolio of one of the Funds. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are more fully described in the Funds' Prospectuses.



                                 ANNUITY PERIOD

GENERAL

     On the Annuity Commencement Date, the adjusted value of the Participant's Account may be applied to provide an annuity under one of the options described below. The adjusted value will be equal to the value of the Participant's Account as of the Annuity Commencement Date, reduced by any applicable premium or similar taxes and any outstanding loan balances and unpaid expense charges on those loans.

     Generally, the Contracts provide for five annuity options, any one of which may be elected if permitted by the particular Plan or applicable law. A lump-sum distribution may also be elected under most Plans. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed and the annuity payments remain constant throughout the Annuity Period. Annuity payments are based upon annuity rates that vary with the Annuity Option selected and the age of the Annuitant (except that in the case of Option 5, the Fixed Period Option, age is not a consideration). The annuity rates are based upon an assumed interest rate indentified in the Contracts.

     Once annuity payments have commenced, a Participant cannot surrender his or her annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $25 each, AUL has the right to make either a lump-sum settlement or to make larger payments at quarterly, semi-annual, or annual intervals. AUL also reserves the right to change the minimum payment amount. AUL will not allow annuitization of a Participant's Account if the total Account Value is less than the amount specified in the Contract. Should this occur, a Participant will receive the Account Value in a lump-sum settlement.

     Annuity payments will begin on the Annuity Commencement Date. No withdrawal charge will be applied on this Date.

A Participant or, depending on the Contract, an Owner on behalf of a Participant, may designate an Annuity Commencement Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at its Home Office at least 30 days prior to the Annuity Commencement Date. AUL may also require additional information before annuity payments commence. During the lifetime of the Participant and up to 30 days prior to the Annuity Commencement Date, the Annuity Option, the Annuity Commencement Date, or the designation of a contingent Annuitant or Beneficiary, if any, under an Annuity Option may be changed. To help ensure timely receipt of the first annuity payment, on the date AUL receives an annuity purchase request, it will transfer the value of a Participant's Account to the Fixed Interest Account if it is available as an Investment Option, or to the OneAmerica Money Market Investment Account if the Fixed Interest Account is not available under the Contract. The Participant's Account Value will remain in the Fixed Interest Account or the Money Market Account (depending on the Contract) until the full Account Value (reflecting gains and losses) is applied to purchase the annuity on the last business day of the month preceding the Annuity Commencement Date. As of the date the annuity is purchased, a Participant's funds are no longer maintained under the Contract.


ANNUITY OPTIONS

OPTION 1 - LIFE ANNUITY

     An annuity  payable  monthly during the lifetime of the

Annuitant that ends
with the last monthly payment before the death of the Annuitant.

OPTION 2 - CERTAIN AND LIFE ANNUITY

     An annuity payable monthly during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen, or twenty years, as elected, annuity payments will be continued during the remainder of such period to the Beneficiary.

OPTION 3 - SURVIVORSHIP ANNUITY

An annuity payable monthly during the lifetime of the Annuitant, and, after the death of the Annuitant, an amount equal to 50%, 66 2/3%, or 100% (as specified in the election) of such annuity will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives.


     In some Contracts, an election of this option is automatically cancelled if either the Participant or the contingent Annuitant dies before the Annuity Commencement Date. Another form of benefit would then be elected by the survivor.


OPTION 4 - INSTALLMENT REFUND LIFE ANNUITY

     An annuity payable monthly during the lifetime of the Annuitant except, that at the death of the Annuitant, the Beneficiary will receive additional annuity payments until the amount paid to purchase the annuity has been distributed.


OPTION 5 - FIXED PERIODS

     An annuity payable monthly for a fixed period (not less than 5 years or more than 30 years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, annuity payments will be continued during the remainder of said period to the Beneficiary. This option is not available on all Contracts.

SELECTION OF AN OPTION

     Participants should carefully review the Annuity Options with their financial or tax advisors, and reference should be made to the terms of a particular Plan for pertinent limitations respecting annuity payments and other matters. For instance, under requirements for retirement plans that qualify for treatment under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code, annuity payments generally must begin no later than April 1 of the calendar year following the calendar year in which the Participant reaches age 70 1/2, provided the Participant is no longer employed. For Options 2 and 5, the period elected for receipt of annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than 10 years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than 10 years younger than the Annuitant, the 66 2/3% and 100% elections specified above may not be available.


                           THE FIXED INTEREST ACCOUNT

     Contributions or transfers to the Fixed Interest Account become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Interest Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Interest Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Interest Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Interest Account. For more information regarding the Fixed Interest Account, see the Contract.

INTEREST


A Participant's Fixed Interest Account Value earns interest at fixed rates that are paid by AUL. The Account Value in the Fixed Interest Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate ("Guaranteed Rate") specified in the Contract. AUL will determine a Current Rate from time to time, and any Current Rate that exceeds the Guaranteed Rate will be in effect for a period of at least one year. If AUL determines a Current Rate in excess of the Guaranteed Rate, contributions or transfers to a Participant's Account during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one year. AUL may declare a different Current Rate for a particular Contract based on costs of acquisition to AUL or the level of service provided by AUL. Transfers from other AUL annuity contracts may be transferred at a rate of interest different than the Current Rate.


     Except for transfers from other AUL annuity contracts, amounts contributed or transferred to the Fixed Interest Account earn interest at the Current Rate then in effect. Amounts transferred from other AUL annuity contracts may not earn the Current Rate, but may, at AUL's discretion, continue to earn the rate of interest which was paid under the former Contract. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a Participant's Fixed Interest Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the Fixed Interest Account. AUL bears the investment risk for Participant's Fixed Interest Account Values and for paying interest at the Current Rate on amounts allocated to the Fixed Interest Account.

     For certain Contracts, AUL reserves the right at any time to change the Guaranteed Rate of interest for any Participant Accounts established on or after the effective date of the change, although once a Participant Account is established, the Guaranteed Rate may not be changed for the duration of that Account.

WITHDRAWALS AND TRANSFERS


     A Participant (or a Contract Owner on behalf of a Participant) may withdraw his or her Fixed Interest Account ("FIA") value, subject to the provisions of the Contract. This FIA value is determined as of the day the withdrawal is effected, minus any applicable withdrawal charge, plus or minus a Market Value Adjustment in certain Contracts, and minus the Participant's outstanding loan balance(s), if any, and any expense charges due thereon. A withdrawal may be requested for a specified percentage or dollar amount of the Participant's FIA value. Where a Participant has outstanding loans under a Contract, a withdrawal will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value equals twice the total of the outstanding loans under the Participant's Account. In some Contracts, the minimum amount that may be withdrawn from a Participant's FIA value is the lesser of $500 or the Participant's entire FIA value as of the date the withdrawal request is received by AUL at its Home Office. If a withdrawal is requested that would leave the Participant's FIA value less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the FIA. In other Contracts, withdrawals from a Participant's Account Value may not be made in an amount less than the smaller of $5,000 or the Participant's entire Account Value. In these Contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $5,000. If a Participant has more than one Account, then the Account from which the withdrawal is to be taken must be specified and any withdrawal restrictions shall be effective at an Account level. For a further discussion of withdrawals as generally applicable to a Participant's Variable Account Value and FIA value, see "Cash Withdrawals."

     A Participant's FIA value may be transferred from the FIA to the Variable Account subject to certain limitations. Where a Participant has outstanding loans under a Contract, a transfer will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value in the FIA equals twice the total of the outstanding loans under the Participant's Account. A Participant may transfer part or all of his or her FIA value (subject to the outstanding loan provision mentioned above) to one or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA value is $2,500 or more on the first day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20% of the Participant's FIA value as of the beginning of that Contract Year. Transfers and withdrawals of a Participant's FIA values will be effected on a first-in, first-out basis. If a Participant has more than one Account, then the Account from which the transfer is to be taken must be specified and any transfer restrictions shall be effective at an Account level. The 20% restriction on transfers during any given Contract Year from the FIA to an Investment Account shall not apply to some Contracts funding Employer Sponsored 403(b) Programs, Employee Benefit Plans, or 408 SEP or SIMPLE IRA Contracts if: (1) the Owner (or Plan Sponsor) selects the FIA as an Investment Option to Participants under the Contract; and(2) the Owner (or Plan Sponsor) does not select either the OneAmerica Money Market or the Vanguard Short-Term Federal Bond Investment Accounts as available Investment Options to Participants under the Contract. Then, in lieu of the 20% restriction, and following a transfer from the FIA to the Variable Account by a Participant, a transfer back to the FIA shall be allowed only after 90 days have elapsed since the last previous transfer from the FIA. Except as noted previously, generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the FIA. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or Internet-based transfers. In addition, in some Contracts, Owner-directed transfers from the FIA are subject to a Market Value Adjustment. Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.



TRANSFER OF INTEREST OPTION

Participants may elect to use interest earned in their Fixed Interest Account to purchase Accumulation Units in one or more Variable Accounts. Upon receipt at AUL's Home Office of properly executed written instructions to do so, AUL will, on the last business day of each month and monthly thereafter, use the interest earned in the Fixed Interest Account during that month to purchase Accumulation Units at the corresponding Accumulation Unit Value on each date that a purchase is made. To elect this Option, the Participant must have previously provided AUL with instructions specifying the Variable Investment Account or Accounts to be purchased and a percentage allocation among Investment Accounts if more than one Investment Account has been elected. If no such instructions are received by AUL, then the Participant's prior investment allocation instructions will be used by AUL to allocate purchases under this Option.

     To participate in this Option, a Participant's Fixed Interest Account Value must be greater than $10,000 and the Participant's Account must have been in existence for a period of at least one year. Amounts transferred out of the Fixed Interest Account under this Option will be considered a part of the 20% maximum amount that can be transferred from the Fixed Interest Account to a Variable Account during any given Contract Year.

CONTRACT CHARGES


     The withdrawal charge will be the same for amounts withdrawn from a Participant's Fixed Interest Account Value as for amounts withdrawn from a Participant's Variable Account Value. In addition, the administrative charge will be the same whether or not a Participant's Account Value is allocated to the Variable Account or the Fixed Interest Account. The Asset Charge will not be assessed against the Fixed Interest Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Interest Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Participants to the extent the Account Value is allocated to the Fixed Interest Account; however, such Participants will not participate in the investment experience of the Variable Account. See "Charges and Deductions."


     An investment liquidation charge or Market Value Adjustment, depending on the Contract, may be imposed upon termination by an Owner of a Contract and upon certain withdrawals in certain Contracts. See "Termination by the Owner" and "The Fixed Interest Account."

PAYMENTS FROM THE FIXED INTEREST ACCOUNT


     Withdrawals and transfers from the Fixed Interest Account and payment of a death benefit based upon a Participant's Fixed Interest Account Value may be delayed for up to six months after a written request in proper form is received by AUL at its Home Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Participant's Fixed Interest Account Value. For information on payment upon termination by the Owner of a Contract acquired in connection with an Employee Benefit Plan, an Employer Sponsored 403(b) Program, or a 457 Program, see "Termination by the Owner."


LOANS FROM THE FIXED INTEREST ACCOUNT

     A Participant under a 403(b) Program, other than an Employer Sponsored 403(b) Program, who has a Participant Account Value in the Fixed Interest Account may borrow money from AUL using his or her Fixed Interest Account Value as the only security for the loan by submitting a proper written request to AUL's Home Office. A loan may be taken any time prior to the Annuity Commencement Date. The minimum loan that can be taken at any time is $2,000, unless a lower minimum loan amount is specified by state law or Department of Labor regulations. The maximum amount that can be borrowed at any time is an amount which, when combined with the largest loan balance during the prior 12 months, does not exceed the lesser of (1) 50% of the Participant's Withdrawal Value in the Fixed Interest Account, or (2) $50,000. The Participant's Withdrawal Value in the Fixed Interest Account, which must be at least twice the amount of the outstanding loan balance, shall serve as security for the loan, and shall continue to earn interest as described under "Interest." Payment by AUL of the loan amount may be delayed for up to six months. If a Participant has more than one Participant Account invested in the Fixed Interest Account, then the account in which funds are to be held as security for the loan must be specified, and any loan restrictions shall be effective at an Account level.

     Interest will be charged for the loan, and will accrue on the loan balance from the effective date of any loan. The interest rate will be declared by AUL at the beginning of each calendar quarter, or, with respect to Contracts or Participants in some states, annually. The interest charged will be determined under a procedure specified in the loan provision of the Contract; the interest rate generally follows the Moody's Corporate Bond Yield Average-Monthly Average Corporates as published by Moody's Investors Service. However, no change from a previously established rate will be made in an amount less than .50% in any periodic adjustment. The Contract should be consulted for more information. The loan balance shall also be subject to a loan expense charge equal to 2% of each loan repayment unless such a charge is prohibited by state law.

     Loans to Participants must be repaid within a term of five years, unless the Participant certifies to AUL that the loan is to be used to acquire a principal residence for the Participant, in which case the term may be longer. Loan repayments must be made at least quarterly. Upon receipt of a repayment, AUL will deduct the 2% expense charge from the repayment and will apply the balance first to any accrued interest and then to the outstanding loan principal.


     If a loan either remains unpaid at the end of its term, or if at any time during the Accumulation Period, 102% of the total of all the Participant's loan balances equals the Participant's Withdrawal Value allocated to the Fixed
Interest Account, then AUL will deduct these loan balances, as well as an expense charge equal to 2% of the outstanding loan balances, from the Participant's Fixed Interest Account Value to the extent permitted by law. If a Participant has outstanding loans, then withdrawals or transfers to the Variable Account will be permitted only to the extent that the remaining Participant's Withdrawal Value in the Fixed Interest Account equals or exceeds twice the total of any outstanding loans under the Contract. All loan balances plus the 2% expense charge must be paid or satisfied in full before any amount based upon a Participant's Fixed Interest Account Value is paid as a withdrawal, as a death benefit, upon annuitization, or other permitted distribution.


     The restrictions or limitations stated above may be modified, or new restrictions and limitations added, to the extent necessary to comply with
Section 72(p) of the Internal Revenue Code or its regulations, under which a loan will not be treated as a distribution under a 403(b) Program, or other applicable law as determined by AUL. It should be noted that the Internal Revenue Service has issued regulations which cause the outstanding balance of a loan to be treated as a taxable distribution if the loan is not repaid in a timely manner.

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

                              MORE ABOUT THE CONTRACTS

DESIGNATION AND CHANGE OF BENEFICIARY

     The Beneficiary designation will remain in effect until changed. Payment of benefits to any Beneficiary are subject to the specified Beneficiary surviving the Participant. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Participant prior to the Annuity Commencement Date, the Participant's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Commencement Date, upon the death of the Annuitant, the Annuitant's estate is the Beneficiary.

     Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Participant is living by filing with AUL a written beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at its Home Office. When it is so received, the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

     Reference should be made to the terms of the particular Plan and any applicable law for any restrictions on the beneficiary designation. For instance, under an Employee Benefit Plan or Employer Sponsored 403(b) Program, the Beneficiary (or contingent Annuitant) must be the Participant's spouse if the Participant is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

ASSIGNABILITY


     In some Contracts, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.



PROOF OF AGE AND SURVIVAL

     AUL may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS

     If the age of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Participant's Account Value would have provided for the correct age.





TERMINATION OF RECORDKEEPING SERVICES

     AUL generally provides Plan recordkeeping services when all of a Plan's funds are held under a Contract. AUL reserves the right to terminate an administrative services agreement for a Plan or a Contract if the Owner elects to allocate Plan assets to investments other than an AUL Contract, or if in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. If AUL ceases to provide Plan recordkeeping for any reason, any administrative services agreement between the Owner and AUL regarding the Owner's Plan, then AUL's responsibilities under such administrative services agreement will automatically cease. Likewise, if an administrative services agreement is terminated by AUL for any reason, individual Participant Accounts will not continue to be maintained under the Contract.
                          FEDERAL TAX MATTERS

INTRODUCTION

     The Contracts described in this Prospectus are designed for use by Employer, association, and other group retirement plans under the provisions of Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on values under a Contract, the Participant's Account, on annuity payments, and on the economic benefits to the Owner, the Participant, the Annuitant, and the Beneficiary or other payee may depend upon the type of Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the Plan or individual involved, any person contemplating the purchase of a Contract, or becoming a Participant under a Contract, or receiving annuity payments under a Contract should consult a qualified tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR PARTICIPANT'S ACCOUNT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAX STATUS OF THE COMPANY AND THE VARIABLE ACCOUNT

     AUL is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Variable Account is not taxed as a separate entity and its operations form a part of AUL, AUL will be responsible for any federal income taxes that become payable with respect to the income of the Variable Account. However, each Investment Account will bear its allocable share of such liabilities. Under current law, no item of dividend income, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

     Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. Were such a Fund not to so qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

     Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.

TAX TREATMENT OF RETIREMENT PROGRAMS

     The Contracts described in this Prospectus are offered for use with several types of retirement programs as described in "The Contracts." The tax rules applicable to Participants in such retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement programs. Participants under such programs, as well as Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

     Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or Employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Commencement Date.

     The amounts that may be contributed to the Plans are subject to limitations that may vary depending on the type of Plan. In addition, early distributions from most Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Participants and their Beneficiaries.

     Below are brief descriptions of various types of retirement programs and the use of the Contracts in connection therewith.

EMPLOYEE BENEFIT PLANS

     Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

     If a Participant under an Employee Benefit Plan receives a lump-sum distribution, the portion of the distribution equal to any contribution that was taxable to the Participant in the year when paid is received tax free. The balance of the distribution will be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Participant who reached age 50 before 1986.

     Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to contributions that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Participant made no contributions that were taxable to the Participant in the year made, there would be no portion excludable.

403(b) PROGRAMS

     Code Section 403(b) permits public school systems and certain types of charitable, educational, and scientific organizations specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees, and, subject to certain limitations, allows employees of those organizations to exclude the amount of contributions from gross income for federal income tax purposes.


     If a Participant under a 403(b) Program makes a withdrawal, the Participant will realize income taxable at ordinary tax rates on the full amount received. See "Constraints on Withdrawal - 403(b) Programs." Since, under a 403(b) Program, contributions generally are excludable from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence.


408 and 408A PROGRAMS

     1. Individual Retirement Annuities

     Code Sections 219 and 408 permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, SIMPLE IRA plans and Employer/Association Established Individual Retirement Account Trusts, known as an Individual Retirement Annuity/Account ("IRA"). These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

     If a Participant under a 408 Program makes a withdrawal from the Participant's Account, the Participant generally will realize income taxable at ordinary tax rates on the full amount received. Since, under a 408 Program, contributions generally are deductible from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence.

  2. Roth IRA


     A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. A Roth IRA allows an individual to contribute non-deductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.


457 PROGRAMS

     Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. The employees must be Participants in an eligible deferred compensation plan.

     If the Employer sponsoring a 457 Program requests and receives a withdrawal for an eligible employee in connection with a 457 Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457 Program, contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when annuity payments commence or other distribution is made.

     If a Contract is used in connection with an unqualified, unfunded deferred compensation benefits to a select group of employees, contributions to the Plan are includible in the employee's gross income when these amounts are paid or otherwise made available to the employee.

TAX PENALTY

     Any distribution made to a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10% penalty tax on the amount distributed:

   (a) the Participant has attained age 59 1/2;
   (b) the Participant has died; or
   (c) the Participant is disabled.


     In addition, a distribution from an Employee Benefit Plan will not be subject to a 10% penalty tax on the amount distributed to a Participant after separation from service after attainment of age 55. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to a penalty tax. Certain amounts paid for medical care also may not be subject to a penalty tax.


     Any permitted distribution from a Participant Account under a 403(b) Program will be subject to a 10% excise tax unless the Participant satisfies one of the exemptions listed above for Employee Benefit Plans. See "Constraints on Withdrawals - 403(b) Programs."


WITHHOLDING

     Distributions from an Employee Benefit Plan under Code Section 401(a) or a 403(b) Program to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another eligible retirement program. The taxable amount is the amount of the distribution, less the amount allocable to after-tax contributions.

     All other types of distributions from Employee Benefit Plans and 403(b) Programs, and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20% withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10% rate.

     Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

                                OTHER INFORMATION

VOTING OF SHARES OF THE FUNDS

     AUL is the legal owner of the shares of the Portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act.

     AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.


     The person having the voting interest under a Contract is the Owner or the Participant, depending on the type of Plan. Generally, a Participant will have a voting interest under a Contract to the extent of the Vested portion of his or her Account Value. AUL shall send to each Owner or Participant a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Funds' shares. In the case of a Contract acquired in connection with an Employee Benefit Plan or an Employer Sponsored 403(b) Program, AUL may furnish the Owner with sufficient Fund proxy materials and voting instruction forms for all Participants under a Contract with any voting interest.

     Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares of a particular Portfolio as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Contract or a Participant's Account on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.


     Voting rights attributable to the Contracts or Participant Accounts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts and Participant Accounts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts and Participant Accounts participating in the Investment Account.

     Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

SUBSTITUTION OF INVESTMENTS

     AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Portfolios of a Fund should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all Portfolios of a Fund should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another Portfolio of a Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners or as permitted by federal law.

     Where required under applicable law, AUL will not substitute any shares attributable to an Owner's interest in an Investment Account or the Variable Account without notice, Owner or Participant approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

     AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in a new Portfolio of a Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Owners on a basis to be determined by AUL. Not all Investment Accounts may be available under a particular Contract. AUL may also eliminate or combine one or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another separate account or Investment Account.

     In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by AUL to be in the best interests of persons having voting rights under the Contracts, the Variable Account may be operated as a management investment company under the 1940 Act or any other form permitted by law, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account.


REDEMPTION FEES

     Some Funds may charge a redemption fee for short term trading in their Fund. AUL will assess any applicable fee against the Account Value and forward the fee on to the Fund company. Please consult the Fund prospectus to determine whether redemption fees apply to the Fund and for details regarding the fee.



CHANGES TO COMPLY WITH LAW AND AMENDMENTS

     AUL reserves the right, without the consent of Owners or Participants, to make any change to the provisions of the Contracts to comply with, or to give Owners or Participants the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

     AUL reserves the right to make certain changes in the Contracts. Depending on the Contract, AUL has the right at any time to change the Guaranteed Rate of interest credited to amounts allocated to the Fixed Interest Account for any Participant Accounts established on or after the effective date of the change, although once a Participant's Account is established, the Guaranteed Rate may not be changed for the duration of the Account.

     Depending on the Contract, after the fifth anniversary of a Contract, AUL has the right to change any annuity tables included in the Contract, but any such change shall apply only to Participant Accounts established on or after the effective date of such a change. AUL also has the right to change the withdrawal charge and, within the limits described under "Guarantee of Certain Charges," the administrative charge.

RESERVATION OF RIGHTS

     AUL reserves the right to refuse to accept new contributions under a Contract and to refuse to accept new Participants under a Contract.

PERIODIC REPORTS

     AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract or to the Participant's Account, as the case may be. AUL will also send statements reflecting transactions in a Participant's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

LEGAL MATTERS

     Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by John C. Swhear, Assistant General Counsel of AUL.

     Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert, Washington, D.C.






                       STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:



GENERAL INFORMATION AND HISTORY...........................................    3
DISTRIBUTION OF CONTRACTS.................................................    3
CUSTODY OF ASSETS.........................................................    3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS...............................    3
  403(b) Programs.........................................................    3
  408 and 408A Programs...................................................    4
  457 Programs............................................................    4
  Employee Benefit Plans..................................................    4
INDEPENDENT AUDITORS......................................................    4
FINANCIAL STATEMENTS......................................................    4



A Statement of Additional Information may be obtained by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus.

================================================================================



          No dealer, salesman or any other person is authorized by the AUL American Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


          AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.


          The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.


================================================================================



                             AUL AMERICAN UNIT TRUST

                        Group Variable Annuity Contracts
                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)


                               One American Square
                           Indianapolis, Indiana 46282


                                   PROSPECTUS




                              Dated: May 1, 2004





================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION




                                   May 1, 2004




                             AUL American Unit Trust
                        Group Variable Annuity Contracts

                                   Offered By


                    American United Life Insurance Company(R)
                               One American Square
                           Indianapolis, Indiana 46282


                                 (800) 249-6269




                   Annuity Service Office Mail Address:
                 P.O. Box 6148, Indianapolis, Indiana 46206-6148



         This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Unit Trust, dated May 1, 2004.



         A Prospectus is available without charge by calling or writing to American United Life Insurance Company(R) at the telephone number or address shown above or by mailing the Business Reply Mail card included in this Statement of Additional Information.

                                TABLE OF CONTENTS


Description                                                                Page
GENERAL INFORMATION AND HISTORY...........................................    3
DISTRIBUTION OF CONTRACTS.................................................    3
CUSTODY OF ASSETS.........................................................    3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS...............................    3
  403(b) Programs.........................................................    3
  408 and 408A Programs...................................................    4
  457 Programs............................................................    4
  Employee Benefit Plans..................................................    4
INDEPENDENT AUDITORS......................................................    4
FINANCIAL STATEMENTS......................................................    4

                         GENERAL INFORMATION AND HISTORY

     For a general description of AUL and AUL American Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus.

                            DISTRIBUTION OF CONTRACTS

     OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

     AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and members of the National Association of Securities Dealers, Inc.

     OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

                                CUSTODY OF ASSETS

     The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of Funds offered hereunder.


                   LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS

403(b) PROGRAMS


     Contributions to a 403(b) Program are excludable from a Participant's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Participant's salary reduction contributions to a 403(b) Program to $13,000 a year for 2004 and $14,000 for 2005. The limit may be reduced by salary reduction contributions to another type of retirement plan. A Participant with at least 15 years of service for a "qualified organization" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.


     Section 415(c) also provides an overall limit on the amount of Employer and Participant's salary reduction contributions to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $40,000, or (b) 100% of the Participant's annual compensation. This limit will be reduced if a Participant also participates in an Employee Benefit Plan maintained by a business that he or she controls.

     The limits described above do not apply to amounts "rolled over" from another eligible retirement program. A Participant who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another eligible retirement program or an IRA within 60 days of receipt or to make a direct rollover to another eligible retirement program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Participant of all or any taxable portion of the balance to his credit under an eligible retirement program, other than a required minimum distribution to a Participant who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life or life expectancy of the Participant or his beneficiary or (2) over a specified period of 10 years or more. Provisions of the Internal Revenue Code require that 20% of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS


     Contributions to the individual retirement annuity/account of a Participant under a 408 or 408A Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on contributions to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions to an individual retirement annuity/account are limited to the lesser of $3,000 per year (for the year 2004; $4,000 per year for the year 2005) or the Participant's annual compensation. In the case of a participant who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year increases by $500. If a married couple files a joint return, each spouse may, in a great majority of cases, make contributions to his or her IRA up to the $3,000 limit (for 2004; $4,000 for 2005). The extent to which a Participant may deduct contributions to this type of 408 Program depends on his or her spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.


     Withdrawals   from  Roth   IRAs  may  be  made   tax-free   under   certain
circumstances. Please consult your tax advisor for more details.


     Contributions to a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Employer contributions and Participant salary reduction contributions (if permitted) to a simplified employee pension plan to the lesser of (a) 15% of the Participant's compensation, or (b) $40,000. Salary reduction contributions, if any, are subject to additional annual limits.

457 PROGRAMS

     Deferrals by a  Participant  to a 457 Program  generally  are limited under
Section 457(b) of the Internal Revenue Code to the lesser of (a) $13,000 for 2004 and $14,000 for 2005, or (b) 100% of the Participant's includable compensation. If the Participant participates in more than one 457 Program, this limit applies to contributions to all such programs. The limit is reduced by the amount of any salary reduction contribution the Participant makes to a 403(b) Program, a 408 Program, or an Employee Benefit Program. The Section 457(b) limit is increased during the last three years ending before the Participant reaches his normal retirement age under the 457 Program. The limit on deferrals is indexed in $500 increments.


EMPLOYEE BENEFIT PLANS

     The applicable annual limits on contributions to an Employee Benefit Plan depend upon the type of plan. Total contributions on behalf of a Participant to all defined contribution plans maintained by an Employer are limited under
Section 415(c) of the Internal Revenue Code to the lesser of (a) $40,000, or (b) 100% of a Participant's annual compensation. Salary reduction contributions to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participants will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.



                              INDEPENDENT AUDITORS

     The combined balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2003 and 2002 and the related combined statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended, appearing herein have been audited by PricewaterhouseCoopers LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights for the AUL American Unit Trust at December 31, 2003 appearing herein have been audited by PricewaterhouseCoopers LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

FINANCIAL STATEMENTS OF THE REGISTRANT



A Message
From
The President of
American United Life Insurance Company(R)

To Participants in AUL American Unit Trust

Investor sentiment changed dramatically during 2003. As we began the year, negative investor sentiment was being fueled by the possibility of another economic recession, deflation, and an imminent war with Iraq. Throughout the year, we were also plagued with several accounting scandals involving major U.S. and foreign corporations, as well as controversy surrounding the New York Stock Exchange. Additionally, New York Attorney General Eliot Spitzer began investigating the mutual fund industry. His probe revealed mutual fund executives and managers from some of the biggest mutual fund companies were involved in market timing and/or after hours trading, to the possible detriment of long-term investors.

Fortunately, these concerns dissipated as investors focused on positive developments during the year. The Federal Reserve continued its accommodative stance by keeping short-term rates at 45-year lows. The federal government also supplied stimulus through tax cuts, childcare credits, and increased spending. These factors were critical in orchestrating an improvement in economic growth and corporate earnings.

This improvement in underlying fundamentals led to a marked contrast in returns earned by investors last year. After experiencing a three-year equity bear market, diversified U.S. stock funds advanced more than 32%, on average, during 2003, according to Lipper Inc., which represented their best return since 1991. Bonds, which were classified as one of the best performing asset classes from 2000 to 2002, were not able to keep up with these remarkable gains. Nevertheless, bonds still provided respectable returns during the year, as the Lehman Aggregate Bond Index advanced 4.1% during 2003.

As we move into a new year, investors are wondering what lies in store for 2004. Stocks have finished an exceptional year, and valuation measures have risen. Bond investors are fearful of an ultimate increase in interest rates by the Federal Reserve if an improving economy results in increased inflation. Therefore, while the economic and profit outlook is brighter than it was a year ago, the increase in equity valuations and the possibility of higher interest rates during 2004 suggest that a more cautious approach to the marketplace is in order.

In closing, American United Life Insurance Company(R) remains committed to serving your investment needs. We appreciate your continued confidence and support.


/s/ R. Stepehen Radcliffe
R. Stephen Radcliffe, FSA
President of
American United Life Insurance Company(R)

Indianapolis, Indiana
February 8, 2004

Report of Independent Auditors


The Contract Owners of
AUL American Unit Trust and
Board of Directors of
American United Life Insurance Company(R)



In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AUL American Unit Trust (the "Trust") at December 31, 2003, the results of its operations, changes in its net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana
January 30, 2004



                                                  AUL American Unit Trust
                                                  STATEMENTS OF NET ASSETS
                                                    December 31, 2003

                                                                  OneAmerica Funds                               Fidelity
                                          ------------------------------------------------------------------  ---------------
                                          -----------------------------------------------------------------------------------
                                               Value         Money Market     Investment    Asset Director(1)       VIP
                                                                             Grade Bond                        High Income
                                          ---------------- --------------- --------------- -----------------  ---------------
                                          ---------------- --------------- --------------- -----------------  ---------------
Assets:
Investments at value                          $71,907,270     $31,794,007     $30,522,075      $ 46,664,840      $24,884,130
                                          ---------------- --------------- --------------- -----------------  ---------------
                                          ---------------- --------------- --------------- -----------------  ---------------
Net assets                                    $71,907,270     $31,794,007     $30,522,075      $ 46,664,840      $24,884,130
                                          ================ =============== =============== =================  ===============
                                          ================ =============== =============== =================  ===============

Net asset value per accumulation unit:
Class O
Net assets                                    $71,907,270     $31,794,007     $30,522,075      $ 46,622,734      $24,884,130
Units outstanding                              16,240,130      21,895,488      13,248,507        13,400,476       17,118,909
                                          ---------------- --------------- --------------- -----------------  ---------------
                                          ---------------- --------------- --------------- -----------------  ---------------
Accumulation unit value                            $ 4.43          $ 1.45          $ 2.30            $ 3.48           $ 1.45
                                          ================ =============== =============== =================  ===============
                                          ================ =============== =============== =================  ===============

Class S
Net assets                                            $ -             $ -             $ -          $ 42,106              $ -
Units outstanding                                       -               -               -            30,173                -
                                          ---------------- --------------- --------------- -----------------  ---------------
                                          ---------------- --------------- --------------- -----------------  ---------------
Accumulation unit value                               $ -             $ -             $ -            $ 1.40              $ -
                                          ================ =============== =============== =================  ===============
                                          ================ =============== =============== =================  ===============


                                                                               Fidelity
                                          -----------------------------------------------------------------------------------
                                          -----------------------------------------------------------------------------------
                                                VIP             VIP             VIP              VIP               VIP
                                              Growth          Overseas     Asset Manager    Equity-Income      Contrafund(R)
                                          ---------------- --------------- --------------- -----------------  ---------------
                                          ---------------- --------------- --------------- -----------------  ---------------
Assets:
Investments at value                         $137,227,880     $23,914,891    $102,547,971      $ 26,773,331      $65,850,574
                                          ---------------- --------------- --------------- -----------------  ---------------
                                          ---------------- --------------- --------------- -----------------  ---------------
Net assets                                   $137,227,880     $23,914,891    $102,547,971      $ 26,773,331      $65,850,574
                                          ================ =============== =============== =================  ===============
                                          ================ =============== =============== =================  ===============

Net asset value per accumulation unit:
Class O
Net assets                                   $137,227,880     $23,914,891    $102,547,971      $ 26,773,331      $65,850,574
Units outstanding                              54,510,681      14,430,463      53,469,759        12,481,643       24,779,179
                                          ---------------- --------------- --------------- -----------------  ---------------
                                          ---------------- --------------- --------------- -----------------  ---------------
Accumulation unit value                            $ 2.52          $ 1.66          $ 1.92            $ 2.15           $ 2.66
                                          ================ =============== =============== =================  ===============
                                          ================ =============== =============== =================  ===============

Class S
Net assets                                            $ -             $ -             $ -               $ -              $ -
Units outstanding                                       -               -               -                 -                -
                                          ---------------- --------------- --------------- -----------------  ---------------
                                          ---------------- --------------- --------------- -----------------  ---------------
Accumulation unit value                               $ -             $ -             $ -               $ -              $ -
                                          ================ =============== =============== =================  ===============
                                          ================ =============== =============== =================  ===============

(1) See Note 1, Portfolio substitution.

The accompanying notes are an integral part of this financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2003



                                           State Street                           American Century
                                          ---------------- ----------------------------------------------------------------
                                          ---------------- ----------------------------------------------------------------
                                              Equity         VP Capital    Equity Income      Small Cap        Income &
                                             500 Index      Appreciation                        Value           Growth
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Assets:
Investments at value                         $182,097,538     $ 7,707,068     $ 1,418,963      $ 1,947,925       $ 104,373
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Net assets                                   $182,097,538     $ 7,707,068     $ 1,418,963      $ 1,947,925       $ 104,373
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============

Net asset value per accumulation unit:
Class O
Net assets                                   $182,097,538     $ 7,707,068     $ 1,418,963      $ 1,947,925       $ 104,373
Units outstanding                              69,924,821       5,921,060       1,098,415        1,341,148         108,792
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Accumulation unit value                            $ 2.60          $ 1.30          $ 1.29           $ 1.45          $ 0.96
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============

Class S
Net assets                                            $ -             $ -             $ -              $ -             $ -
Units outstanding                                       -               -               -                -               -
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Accumulation unit value                               $ -             $ -             $ -              $ -             $ -
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============


                                                                          American Century
                                          ---------------------------------------------------------------------------------
                                          ---------------------------------------------------------------------------------
                                           International       Ultra           Select      Strategic Alloc. Strategic Alloc.
                                              Growth                                        Aggressive(2)   Conservative(2)
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Assets:
Investments at value                            $ 721,408       $ 845,977       $ 213,802        $ 752,973       $ 663,051
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Net assets                                      $ 721,408       $ 845,977       $ 213,802        $ 752,973       $ 663,051
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============

Net asset value per accumulation unit:
Class O
Net assets                                      $ 721,408       $ 845,977       $ 213,802        $ 347,200       $ 159,324
Units outstanding                                 436,240         400,189         107,703          318,711         148,887
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Accumulation unit value                            $ 1.65          $ 2.11          $ 1.99           $ 1.09          $ 1.07
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============

Class S
Net assets                                            $ -             $ -             $ -        $ 405,773       $ 503,727
Units outstanding                                       -               -               -          391,860         417,238
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Accumulation unit value                               $ -             $ -             $ -           $ 1.04          $ 1.21
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============

(2) See Note 1, Portfolio substitution.


The accompanying notes are an integral part of this financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2003


                                                  American Century                              Alger
                                          ---------------------------------------------------------------------------------
                                          ---------------------------------------------------------------------------------
                                          Strategic Alloc.  Small Company     American        American         American
                                            Moderate(2)                        Growth         Balanced      Leveraged AllCap
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Assets:
Investments at value                          $ 2,075,455         $ 1,630     $84,916,592      $ 4,245,917     $ 1,418,137
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Net assets                                    $ 2,075,455         $ 1,630     $84,916,592      $ 4,245,917     $ 1,418,137
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============

Net asset value per accumulation unit:
Class O
Net assets                                    $ 1,054,210         $ 1,630     $84,916,592      $ 4,245,917     $ 1,418,137
Units outstanding                                 965,042           1,070      38,799,525        4,846,307       3,023,797
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Accumulation unit value                            $ 1.09          $ 1.52          $ 2.19           $ 0.88          $ 0.47
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============

Class S
Net assets                                    $ 1,021,245             $ -             $ -              $ -             $ -
Units outstanding                                 903,401               -               -                -               -
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Accumulation unit value                            $ 1.13             $ -             $ -              $ -             $ -
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============


                                                                      Calvert                                T.Rowe Price
                                          ----------------------------------------------------------------- ---------------
                                          ----------------------------------------------------------------- ---------------
                                           Social Mid-Cap      Income          Social        New Vision
                                              Growth                       Investment Equity  Small Cap     Equity Income
                                          ---------------- --------------- -------------------------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Assets:
Investments at value                          $10,837,645       $ 482,518       $ 361,573         $ 39,384     $66,897,319
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Net assets                                    $10,837,645       $ 482,518       $ 361,573         $ 39,384     $66,897,319
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============

Net asset value per accumulation unit:
Class O
Net assets                                    $10,837,645       $ 482,518       $ 361,573         $ 39,384     $66,897,319
Units outstanding                               5,545,655         460,417         347,485           38,884      27,583,106
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Accumulation unit value                            $ 1.95          $ 1.05          $ 1.04           $ 1.01          $ 2.43
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============

Class S
Net assets                                            $ -             $ -             $ -              $ -             $ -
Units outstanding                                       -               -               -                -               -
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Accumulation unit value                               $ -             $ -             $ -              $ -             $ -
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============

(2) See Note 1, Portfolio substitution.


                                       7
The accompanying notes are an integral part of this financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2003



                                                           T. Rowe Price                                PBHG
                                          ---------------------------------------------------------------------------------
                                          ------------------------------------------------ --------------------------------
                                             European       Int'l Growth      Mid-Cap         Growth II      Technology &
                                               Stock          & Income         Value                        Communications
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Assets:
Investments at value                             $ 40,155        $ 12,774         $ 1,314      $ 4,137,934     $ 5,212,236
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Net assets                                       $ 40,155        $ 12,774         $ 1,314      $ 4,137,934     $ 5,212,236
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============

Net asset value per accumulation unit:
Class O
Net assets                                       $ 40,155        $ 12,774         $ 1,314      $ 4,137,934     $ 5,212,236
Units outstanding                                  39,113           9,120             936        4,498,118       6,671,788
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Accumulation unit value                            $ 1.03          $ 1.40          $ 1.40           $ 0.92          $ 0.78
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============

Class S
Net assets                                            $ -             $ -             $ -              $ -             $ -
Units outstanding                                       -               -               -                -               -
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Accumulation unit value                               $ -             $ -             $ -              $ -             $ -
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============


                                                       PBHG                             Janus                   Safeco
                                          -------------------------------- -------------------------------- ---------------
                                          -------------------------------- -------------------------------- ---------------
                                             Large Cap        Emerging       Worldwide        Flexible           RST
                                                               Growth          Growth          Income        Core Equity
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Assets:
Investments at value                            $ 254,853           $ 357     $48,586,078      $16,081,812     $ 6,585,606
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Net assets                                      $ 254,853           $ 357     $48,586,078      $16,081,812     $ 6,585,606
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============

Net asset value per accumulation unit:
Class O
Net assets                                      $ 254,853           $ 357     $48,586,078      $16,081,812     $ 6,585,606
Units outstanding                                 297,753             552      35,860,493       10,695,429       5,994,350
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Accumulation unit value                            $ 0.86          $ 0.65          $ 1.35           $ 1.50          $ 1.10
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============

Class S
Net assets                                            $ -             $ -             $ -              $ -             $ -
Units outstanding                                       -               -               -                -               -
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Accumulation unit value                               $ -             $ -             $ -              $ -             $ -
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============

The accompanying notes are an integral part of this financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2003



                                              Safeco                                   INVESCO
                                          ---------------- ----------------------------------------------------------------
                                          ---------------- ----------------------------------------------------------------
                                            RST Growth        Dynamics       Financial     Health Sciences  Technology(3)
                                           Opportunities                      Services
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Assets:
Investments at value                          $18,848,699       $ 152,734       $ 157,620        $ 154,993       $ 132,409
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Net assets                                    $18,848,699       $ 152,734       $ 157,620        $ 154,993       $ 132,409
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============

Net asset value per accumulation unit:
Class O
Net assets                                    $18,848,699       $ 152,734       $ 157,620        $ 154,993       $ 122,812
Units outstanding                              13,466,958          77,788         148,793          152,134         183,900
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Accumulation unit value                            $ 1.40          $ 1.96          $ 1.06           $ 1.02          $ 0.67
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============

Class S
Net assets                                            $ -             $ -             $ -              $ -         $ 9,597
Units outstanding                                       -               -               -                -          58,315
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Accumulation unit value                               $ -             $ -             $ -              $ -          $ 0.16
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============


                                              INVESCO                 Vanguard                           AIM
                                          ---------------- ------------------------------- --------------------------------
                                          ---------------- ------------------------------- --------------------------------
                                              Energy         Short-Term       Explorer       Basic Value     Mid Cap Core
                                                                Bond                                            Equity
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Assets:
Investments at value                             $ 52,752       $ 502,028     $ 4,218,860        $ 207,870       $ 317,473
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Net assets                                       $ 52,752       $ 502,028     $ 4,218,860        $ 207,870       $ 317,473
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============

Net asset value per accumulation unit:
Class O
Net assets                                       $ 52,752       $ 502,028     $ 4,218,860        $ 207,870       $ 317,473
Units outstanding                                  52,892         330,047       1,768,543          206,652         299,862
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Accumulation unit value                            $ 1.00          $ 1.52          $ 2.39           $ 1.01          $ 1.06
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============

Class S
Net assets                                            $ -             $ -             $ -              $ -             $ -
Units outstanding                                       -               -               -                -               -
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Accumulation unit value                               $ -             $ -             $ -              $ -             $ -
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============

(3) See Note 1, Agreement and Plan of Reorganizaton.

The accompanying notes are an integral part of this financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2003




                                                AIM                    Ariel                            MFS(R)
                                          ---------------- ------------------------------- --------------------------------
                                          ---------------- ------------------------------- --------------------------------
                                             Small Cap         Ariel           Ariel        International      Mid Cap
                                              Growth                        Appreciation    New Discovery       Growth
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Assets:
Investments at value                             $ 22,006       $ 387,365       $ 626,826        $ 312,768        $ 10,941
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Net assets                                       $ 22,006       $ 387,365       $ 626,826        $ 312,768        $ 10,941
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============

Net asset value per accumulation unit:
Class O
Net assets                                       $ 22,006       $ 387,365       $ 626,826        $ 312,768        $ 10,941
Units outstanding                                  20,363         360,936         587,395          253,507          11,263
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Accumulation unit value                            $ 1.08          $ 1.07          $ 1.07           $ 1.23          $ 0.97
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============

Class S
Net assets                                            $ -             $ -             $ -              $ -             $ -
Units outstanding                                       -               -               -                -               -
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Accumulation unit value                               $ -             $ -             $ -              $ -             $ -
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============


                                                       MFS(R)                            PIMCO
                                          -------------------------------- --------------------------------
                                          -------------------------------- --------------------------------
                                             Strategic         Value            PEA              PEA
                                               Value                        Renaissance         Value
                                          ---------------- --------------- --------------- ----------------
                                          ---------------- --------------- --------------- ----------------
Assets:
Investments at value                             $ 52,273         $ 1,158       $ 341,228        $ 100,828
                                          ---------------- --------------- --------------- ----------------
                                          ---------------- --------------- --------------- ----------------
Net assets                                       $ 52,273         $ 1,158       $ 341,228        $ 100,828
                                          ================ =============== =============== ================
                                          ================ =============== =============== ================

Net asset value per accumulation unit:
Class O
Net assets                                       $ 52,273         $ 1,158       $ 341,228        $ 100,828
Units outstanding                                  51,802           1,114         307,847           95,796
                                          ---------------- --------------- --------------- ----------------
                                          ---------------- --------------- --------------- ----------------
Accumulation unit value                            $ 1.01          $ 1.04          $ 1.11           $ 1.05
                                          ================ =============== =============== ================
                                          ================ =============== =============== ================

Class S
Net assets                                            $ -             $ -             $ -              $ -
Units outstanding                                       -               -               -                -
                                          ---------------- --------------- --------------- ----------------
                                          ---------------- --------------- --------------- ----------------
Accumulation unit value                               $ -             $ -             $ -              $ -
                                          ================ =============== =============== ================
                                          ================ =============== =============== ================

The accompanying notes are an integral part of this financial statements.


                             AUL American Unit Trust
                            STATEMENTS OF OPERATIONS
                      For the year ended December 31, 2003



                                                                  OneAmerica Funds                              Fidelity
                                          ----------------------------------------------------------------------------------
                                               Value        Money Market     Investment    Asset Director(1)      VIP
                                                                             Grade Bond                       High Income
                                          ---------------- --------------- --------------- ----------------  ---------------
Investment income:
Dividend income                                 $ 564,028       $ 203,676     $ 1,367,440        $ 774,461      $ 1,483,748
Mortality & expense charges                       723,944         409,697         403,815          496,520          278,216
                                          ---------------- --------------- --------------- ----------------  ---------------
Net investment income (loss)                     (159,916)       (206,021)        963,625          277,941        1,205,532
                                          ---------------- --------------- --------------- ----------------  ---------------

Gain (loss) on investments:
Net realized gain (loss)                         (745,957)              -          66,937         (180,232)      (1,014,846)
Realized gain distributions                             -               -               -                -                -
Net change in unrealized appreciation
(depreciation)                                 18,932,237               -          99,637        9,342,053        4,788,815
                                          ---------------- --------------- --------------- ----------------  ---------------
Net gain (loss)                                18,186,280               -         166,574        9,161,821        3,773,969
                                          ---------------- --------------- --------------- ----------------  ---------------

Increase (decrease)  in
net assets from operations                    $18,026,364      $ (206,021)    $ 1,130,199      $ 9,439,762      $ 4,979,501
                                          ================ =============== =============== ================  ===============




                                                                              Fidelity
                                          ----------------------------------------------------------------------------------
                                                VIP             VIP             VIP              VIP              VIP
                                              Growth          Overseas     Asset Manager    Equity-Income     Contrafund(R)
                                          ---------------- --------------- --------------- ----------------  ---------------
Investment income:
Dividend income                                 $ 295,717       $ 141,667     $ 3,260,017        $ 389,360        $ 236,701
Mortality & expense charges                     1,434,043         237,305       1,168,869          278,311          673,775
                                          ---------------- --------------- --------------- ----------------  ---------------
Net investment income (loss)                   (1,138,326)        (95,638)      2,091,148          111,049         (437,074)
                                           ---------------- --------------- --------------- ----------------  ---------------

Gain (loss) on investments:
Net realized gain (loss)                       (9,187,415)      5,583,268        (959,709)        (413,485)        (218,146)
Realized gain distributions                             -               -               -                -                -
Net change in unrealized appreciation
(depreciation)                                 41,937,487       2,188,554      13,286,065        5,229,064       14,000,615
                                          ---------------- --------------- --------------- ----------------  ---------------
Net gain (loss)                                32,750,072       7,771,822      12,326,356        4,815,579       13,782,469
                                          ---------------- --------------- --------------- ----------------  ---------------

Increase (decrease)  in
net assets from operations                    $31,611,746     $ 7,676,184     $14,417,504      $ 4,926,628      $13,345,395
                                          ================ =============== =============== ================  ===============

(1) See Note 1, Portfolio substitution.


The accompanying notes are an integral part of this financial statements.



                                                                     AUL American Unit Trust
                                                            STATEMENTS OF OPERATIONS (continued)
                                                          For the year ended December 31, 2003



                                           State Street                           American Century
                                           ---------------- ----------------------------------------------------------------
                                              Equity         VP Capital    Equity Income      Small Cap        Income &
                                             500 Index      Appreciation                        Value           Growth
                                          ---------------- --------------- --------------- ---------------- ---------------
Investment income:
Dividend income                               $ 1,994,382     $        -      $    26,690      $     7,541       $   1,241
Mortality & expense charges                     1,904,983          83,942          10,818           13,590             801
                                          ---------------- --------------- --------------- ---------------- ---------------
Net investment income (loss)                       89,399         (83,942)         15,872           (6,049)            440
                                          ---------------- --------------- --------------- ---------------- ---------------

Gain (loss) on investments:
Net realized gain (loss)                       (3,574,270)     (1,111,484)         (2,273)         (15,958)         (1,906)
Realized gain distributions                             -               -          19,608                -               -
Net change in unrealized appreciation
(depreciation)                                 40,790,576       2,405,281         183,085          394,091          18,547
                                          ---------------- --------------- --------------- ---------------- ---------------
Net gain (loss)                                37,216,306       1,293,797         200,420          378,133          16,641
                                          ---------------- --------------- --------------- ---------------- ---------------

Increase (decrease)  in
net assets from operations                    $37,305,705     $ 1,209,855       $ 216,292        $ 372,084        $ 17,081
                                           ================ =============== =============== ================ ===============




                                                                          American Century
                                          ---------------------------------------------------------------------------------
                                           International       Ultra           Select      Strategic Alloc. Strategic Alloc.
                                              Growth                                        Aggressive(2)   Conservative(2)
                                          ---------------- --------------- --------------- ---------------- ---------------
Investment income:
Dividend income                                   $ 5,103             $ -             $ -          $ 6,361         $ 8,925
Mortality & expense charges                         5,202           8,229           2,182            5,563           6,641
                                          ---------------- --------------- --------------- ---------------- ---------------
Net investment income (loss)                          (99)         (8,229)         (2,182)             798           2,284
                                          ---------------- --------------- --------------- ---------------- ---------------

Gain (loss) on investments:
Net realized gain (loss)                           (1,034)             19            (417)           3,730           9,482
Realized gain distributions                             -               -               -                -               -
Net change in unrealized appreciation
(depreciation)                                    114,665         149,764          39,494          122,649          67,370
                                          ---------------- --------------- --------------- ---------------- ---------------
Net gain (loss)                                   113,631         149,783          39,077          126,379          76,852
                                          ---------------- --------------- --------------- ---------------- ---------------

Increase (decrease)  in
net assets from operations                      $ 113,532       $ 141,554        $ 36,895        $ 127,177        $ 79,136
                                          ================ =============== =============== ================ ===============

(2) See Note 1, Portfolio substitution.

The accompanying notes are an integral part of this financial statements.




                                                                 AUL American Unit Trust
                                                          STATEMENTS OF OPERATIONS (continued)
                                                         For the year ended December 31, 2003


                                                 American Century              Alger
                                          ----------------------------------------------------------------------------------
                                          Strategic Alloc.  Small Company     American        American         American
                                            Moderate(2)                        Growth         Balanced      Leveraged AllCap
                                          ---------------- --------------- --------------- ---------------- ----------------
                                                           For the period
                                                            from 05/01/03
                                                           (commencement)
Investment income:                                          to 12/31/03
                                          ---------------- --------------- --------------- ---------------- ----------------
Dividend income                                $   20,231     $         -     $        -       $    69,956       $       -
Mortality & expense charges                        16,859               2         873,058           43,928           11,891
                                          ---------------- --------------- --------------- ---------------- ----------------
Net investment income (loss)                        3,372              (2)       (873,058)          26,028          (11,891)
                                          ---------------- --------------- --------------- ---------------- ----------------

Gain (loss) on investments:
Net realized gain (loss)                           10,506               -     (20,667,775)         (38,467)         (23,508)
Realized gain distributions                             -               9               -                -                -
Net change in unrealized appreciation
(depreciation)                                    289,776              55      41,931,835          573,324          289,356
                                          ---------------- --------------- --------------- ---------------- ----------------
 Net gain (loss)                                   300,282              64      21,264,060          534,857          265,848
                                          ---------------- --------------- --------------- ---------------- ----------------

Increase (decrease)  in
net assets from operations                      $ 303,654            $ 62     $20,391,002        $ 560,885        $ 253,957
                                          ================ =============== =============== ================ ================



                                              Calvert                                                        T.Rowe Price
                                          ----------------------------------------------------------------- ----------------
                                           Social Mid-Cap      Income          Social        New Vision      Equity Income
                                              Growth                       Investment Equity  Small Cap
                                          ---------------- --------------- --------------- ---------------- ----------------
Investment income:
Dividend income                                       $ -        $ 37,886             $ -              $ -        $ 952,696
Mortality & expense charges                       110,123           5,217           3,892              255          687,498
                                          ---------------- --------------- --------------- ---------------- ----------------
Net investment income (loss)                     (110,123)         32,669          (3,892)            (255)         265,198
                                          ---------------- --------------- --------------- ---------------- ----------------

Gain (loss) on investments:
Net realized gain (loss)                         (193,913)         10,761          (2,874)             212         (713,609)
Realized gain distributions                             -               -               -                -                -
Net change in unrealized appreciation
(depreciation)                                  2,612,760           5,413          64,699            8,484       12,876,473
                                          ---------------- --------------- --------------- ---------------- ----------------
Net gain (loss)                                 2,418,847          16,174          61,825            8,696       12,162,864
                                          ---------------- --------------- --------------- ---------------- ----------------

Increase (decrease)  in
net assets from operations                    $ 2,308,724        $ 48,843        $ 57,933          $ 8,441     $ 12,428,062
                                          ================ =============== =============== ================ ================

(2) See Note 1, Portfolio substitution.

The accompanying notes are an integral part of this financial statements.




                                                                   AUL American Unit Trust
                                                           STATEMENTS OF OPERATIONS (continued)
                                                           For the year ended December 31, 2003

                                           T.Rowe Price                                         PBHG
                                          ------------------------------------------------ --------------------------------
                                             European       Int'l Growth      Mid-Cap         Growth II      Technology &
                                               Stock          & Income         Value                        Communications
                                          ---------------- --------------- --------------- ---------------- ---------------
                                                           For the period  For the period
                                                            from 05/01/03   from 05/01/03
                                                           (commencement)          (commencement)
Investment income:                                          to 12/31/03     to 12/31/03
                                          ---------------- --------------- --------------- ---------------- ---------------
Dividend income                                     $ 548            $ 50            $ 26              $ -             $ -
Mortality & expense charges                           260              30               2           46,352          48,789
                                          ---------------- --------------- --------------- ---------------- ---------------
Net investment income (loss)                          288              20              24          (46,352)        (48,789)
                                          ---------------- --------------- --------------- ---------------- ---------------

Gain (loss) on investments:
Net realized gain (loss)                               98             (66)              0       (2,335,987)       (413,140)
Realized gain distributions                             -               -               -                -               -
Net change in unrealized appreciation
(depreciation)                                      9,024             981              61        3,172,745       1,854,609
                                          ---------------- --------------- --------------- ---------------- ---------------
Net gain (loss)                                     9,122             915              61          836,758       1,441,469
                                          ---------------- --------------- --------------- ---------------- ---------------

Increase (decrease)  in
net assets from operations                        $ 9,410           $ 935            $ 85        $ 790,406     $ 1,392,680
                                          ================ =============== =============== ================ ===============



                                               PBHG                            Janus                            Safeco
                                          -------------------------------- -------------------------------- ---------------
                                             Large Cap        Emerging       Worldwide        Flexible           RST
                                                               Growth          Growth          Income        Core Equity
                                         ---------------- --------------- --------------- ---------------- ---------------
Investment income:
Dividend income                                   $ 2,955             $ -       $ 461,746        $ 744,930        $ 57,450
Mortality & expense charges                         2,201               3         511,130          192,694          70,641
                                          ---------------- --------------- --------------- ---------------- ---------------
Net investment income (loss)                          754              (3)        (49,384)         552,236         (13,191)
                                          ---------------- --------------- --------------- ---------------- ---------------

Gain (loss) on investments:
Net realized gain (loss)                           (4,375)             (1)     (2,764,394)         194,349        (327,828)
Realized gain distributions                             -               -               -                -               -
Net change in unrealized appreciation
(depreciation)                                     36,271              82      11,638,304          (96,082)      1,554,152
                                          ---------------- --------------- --------------- ---------------- ---------------
Net gain (loss)                                    31,896              81       8,873,910           98,267       1,226,324
                                          ---------------- --------------- --------------- ---------------- ---------------

Increase (decrease)  in
net assets from operations                       $ 32,650            $ 78     $ 8,824,526        $ 650,503     $ 1,213,133
                                          ================ =============== =============== ================ ===============


The accompanying notes are an integral part of this financial statements.





                                                                 AUL American Unit Trust
                                                          STATEMENTS OF OPERATIONS (continued)
                                                           For the year ended December 31, 2003



                                              Safeco          INVESCO
                                          ---------------- ----------------------------------------------------------------
                                          ---------------- ----------------------------------------------------------------
                                            RST Growth        Dynamics       Financial     Health Sciences  Technology(3)
                                           Opportunities                      Services
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Investment income:
Dividend income                                       $ -             $ -           $ 845              $ -             $ -
Mortality & expense charges                       174,222             792           1,278            1,087           1,251
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Net investment income (loss)                     (174,222)           (792)           (433)          (1,087)         (1,251)
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------

Gain (loss) on investments:
Net realized gain (loss)                       (1,722,606)           (168)           (190)            (386)          2,557
Realized gain distributions                             -               -               -                -               -
Net change in unrealized appreciation
(depreciation)                                  6,950,041          21,789          28,326           23,050          32,558
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Net gain (loss)                                 5,227,435          21,621          28,136           22,664          35,115
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------

Increase (decrease)  in
net assets from operations                    $ 5,053,213        $ 20,829        $ 27,703         $ 21,577        $ 33,864
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============




                                              INVESCO         Vanguard                                   AIM
                                          ---------------- ------------------------------- --------------------------------
                                          ---------------- ------------------------------- --------------------------------
                                              Energy         Short-Term       Explorer       Basic Value     Mid Cap Core
                                                                Bond                                            Equity
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Investment income:
Dividend income                                       $ -        $ 10,210             $ -              $ -             $ -
Mortality & expense charges                           826           4,095          21,526            1,799           2,557
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Net investment income (loss)                         (826)          6,115         (21,526)          (1,799)         (2,557)
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------

Gain (loss) on investments:
Net realized gain (loss)                            2,252          (1,797)        472,588              585           1,795
Realized gain distributions                             -             709               -                -               -
Net change in unrealized appreciation
(depreciation)                                      9,429          (1,396)        273,611           44,227          55,354
                                          ---------------- ------------------------------- ---------------- ---------------
                                          ---------------- ------------------------------- ---------------- ---------------
Net gain (loss)                                    11,681          (2,484)        746,199           44,812          57,149
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------

Increase (decrease)  in
net assets from operations                       $ 10,855         $ 3,631       $ 724,673         $ 43,013        $ 54,592
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============

(3) See Note 1, Agreement and Plan of Reorganization.



                                       15
The accompanying notes are an integral part of this financial statements.



                                                              AUL American Unit Trust
                                                            STATEMENTS OF OPERATIONS (continued)
                                                          For the year ended December 31, 2003



                                                AIM            Ariel                                    MFS(R)
                                          ---------------- ------------------------------- --------------------------------
                                          ---------------- ------------------------------- --------------------------------
                                             Small Cap         Ariel           Ariel        International      Mid-Cap
                                              Growth                        Appreciation    New Discovery       Growth
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Investment income:
Dividend income                                       $ -             $ -             $ -            $ 689             $ -
Mortality & expense charges                           131           2,333           3,291            2,138              67
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Net investment income (loss)                         (131)         (2,333)         (3,291)          (1,449)            (67)
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------

Gain (loss) on investments:
Net realized gain (loss)                              336           1,459           1,414            1,766              14
Realized gain distributions                             -               -               -            1,087               -
Net change in unrealized appreciation
(depreciation)                                      3,754          51,122          89,596           74,937           1,508
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Net gain (loss)                                     4,090          52,581          91,010           77,790           1,522
                                          ---------------- --------------- --------------- ---------------- ---------------
                                          ---------------- --------------- --------------- ---------------- ---------------
Increase (decrease)  in
net assets from operations                        $ 3,959        $ 50,248        $ 87,719         $ 76,341         $ 1,455
                                          ================ =============== =============== ================ ===============
                                          ================ =============== =============== ================ ===============




                                                       MFS(R)                             PIMCO
                                          -------------------------------- --------------------------------
                                          -------------------------------- --------------------------------
                                             Strategic         Value            PEA              PEA
                                               Value                        Renaissance         Value
                                          ---------------- --------------- --------------- ----------------
                                          ---------------- --------------- --------------- ----------------
Investment income:
Dividend income                                      $ 36             $ 9             $ -            $ 387
Mortality & expense charges                           358               8           1,857              619
                                          ---------------- --------------- --------------- ----------------
                                          ---------------- --------------- --------------- ----------------
Net investment income (loss)                         (322)              1          (1,857)            (232)
                                          ---------------- --------------- --------------- ----------------
                                          ---------------- --------------- --------------- ----------------

Gain (loss) on investments:
Net realized gain (loss)                              107              31           4,545            2,790
Realized gain distributions                             -               -               -                -
Net change in unrealized appreciation
(depreciation)                                      7,948             172          80,098           18,906
                                          ---------------- --------------- --------------- ----------------
                                          ---------------- --------------- --------------- ----------------
Net gain (loss)                                     8,055             203          84,643           21,696
                                          ---------------- --------------- --------------- ----------------
                                          ---------------- --------------- --------------- ----------------

Increase (decrease)  in
net assets from operations                        $ 7,733           $ 204        $ 82,786         $ 21,464
                                          ================ =============== =============== ================

The accompanying notes are an integral part of this financial statements.



                                                              AUL American Unit Trust
                                                              STATEMENTS OF CHANGES IN NET ASSETS



                                                                           OneAmerica Funds
                                      --------------------------------------------------------------------------------------------
                                      --------------------------------------------------------------------------------------------
                                                  Value                      Money Market               Investment Grade Bond
                                      ------------------------------------------------------------- ------------------------------
                                      ------------------------------------------------------------- ------------------------------

                                           Year            Year           Year           Year            Year           Year
                                          ended           ended          ended           ended          ended          ended
                                        12/31/2003      12/31/2002     12/31/2003     12/31/2002      12/31/2003     12/31/2002
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------

Increase (decrease) in net assets from operations:

Net investment income (loss)              $ (159,916)      $ (58,200)    $ (206,021)      $ (4,459)      $ 963,625      $ 999,909
Net realized gain (loss)                    (745,957)        490,370              -              -          66,937        426,338
Realized gain distributions                        -       1,607,758              -              -               -         26,552
Net change in unrealized appreciation     18,932,237      (7,197,653)             -              -          99,637        216,911
        (depreciation)                --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Increase (decrease) in net assets from
        operations:                       18,026,364      (5,157,725)      (206,021)        (4,459)      1,130,199      1,669,710


Contract owner transactions:
Proceeds from units sold                  18,586,771      49,213,530    144,344,920    116,425,356      39,605,704     51,507,673
Cost of units redeemed                   (16,930,181)    (41,949,430)  (145,380,042)  (114,330,666)    (41,431,421)   (44,477,685)
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Increase (decrease)                        1,656,590       7,264,100     (1,035,122)     2,094,690      (1,825,717)     7,029,988
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net increase (decrease)                   19,682,954       2,106,375     (1,241,143)     2,090,231        (695,518)     8,699,698
Net assets, beginning                     52,224,316      50,117,941     33,035,150     30,944,919      31,217,593     22,517,895
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net assets, ending                       $71,907,270     $52,224,316    $31,794,007    $33,035,150     $30,522,075    $31,217,593
                                      =============== ============================== ============== ==============================
                                      =============== ============================== ============== ==============================

Units sold                                 5,039,740      13,713,395     99,073,989     79,639,188      17,493,031     23,928,029
Units redeemed                            (4,695,773)    (11,833,032)   (99,779,386)   (78,201,985)    (18,276,039)   (20,682,175)
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net increase (decrease)                      343,967       1,880,363       (705,397)     1,437,203        (783,008)     3,245,854
Units outstanding, beginning              15,896,163      14,015,800     22,600,885     21,163,682      14,031,515     10,785,661
Units outstanding, ending                 16,240,130      15,896,163     21,895,488     22,600,885      13,248,507     14,031,515
                                      =============== ============================== ============== ==============================

                                       17
The accompanying notes are an integral part of this financial statements.




                                                                   AUL American Unit Trust
                                                         STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                             OneAmerica Funds                                   Fidelity
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                            Asset Director(1)               VIP High Income                   VIP Growth
                                      ------------------------------------------------------------- --------------------------------
                                      ------------------------------------------------------------- --------------------------------

                                           Year            Year           Year           Year            Year            Year
                                          ended           ended          ended           ended           ended           ended
                                        12/31/2003      12/31/2002     12/31/2003     12/31/2002      12/31/2003      12/31/2002
                                      --------------- ------------------------------ -------------- --------------------------------
                                      --------------- ------------------------------ -------------- --------------------------------

Increase (decrease) in net assets from operations:

Net investment income (loss)               $ 277,941       $ 422,883    $ 1,205,532    $ 1,661,060     $ (1,138,326)   $ (1,175,528)
Net realized gain (loss)                    (180,232)       (805,932)    (1,014,846)    (8,148,017)      (9,187,415)     (4,846,911)
Realized gain distributions                        -         761,064              -              -                -               -
Net change in unrealized appreciation      9,342,053      (2,099,246)     4,788,815      6,868,535       41,937,487     (38,548,654)
  (depreciation)                      --------------- ------------------------------ -------------- --------------------------------
                                      --------------- ------------------------------ -------------- --------------------------------
Increase (decrease) in net assets from
        operations:                        9,439,762      (1,721,231)     4,979,501        381,578       31,611,746     (44,571,093)


Contract owner transactions:
Proceeds from units sold                   5,868,488      12,691,890     12,729,707     13,846,738       33,425,670      34,452,726
Cost of units redeemed                    (4,986,518)    (11,249,893)   (11,339,500)   (13,532,459)     (27,836,182)    (31,784,581)
                                      --------------- ------------------------------ -------------- --------------------------------
                                      --------------- ------------------------------ -------------- --------------------------------
Increase (decrease)                          881,970       1,441,997      1,390,207        314,279        5,589,488       2,668,145
                                      --------------- ------------------------------ -------------- --------------------------------
                                      --------------- ------------------------------ -------------- --------------------------------
Net increase (decrease)                   10,321,732        (279,234)     6,369,708        695,857       37,201,234     (41,902,948)
Net assets, beginning                     36,343,108      36,622,342     18,514,422     17,818,565      100,026,646     141,929,594
                                      --------------- ------------------------------ -------------- --------------------------------
                                      --------------- ------------------------------ -------------- --------------------------------
Net assets, ending                       $46,664,840     $36,343,108    $24,884,130    $18,514,422    $ 137,227,880   $ 100,026,646
                                      =============== ============================== ============== ================================
                                      =============== ============================== ============== ================================

Units sold                                 1,922,607       4,432,736      9,694,870     12,333,883       15,685,723      15,147,386
Units redeemed                            (1,676,944)     (4,019,248)    (8,583,098)   (12,079,812)     (13,305,667)    (14,073,807)
                                      --------------- ------------------------------ -------------- --------------------------------
                                      --------------- ------------------------------ -------------- --------------------------------
Net increase (decrease)                      245,663         413,488      1,111,772        254,071        2,380,056       1,073,579
Units outstanding, beginning              13,184,986      12,771,498     16,007,137     15,753,066       52,130,625      51,057,046
Units outstanding, ending                 13,430,649      13,184,986     17,118,909     16,007,137       54,510,681      52,130,625
                                      =============== ============================== ============== ================================
                                      =============== ============================== ============== ================================


(1) See Note 1, Portfolio substitution.

The accompanying notes are an integral part of this financial statements.


                                                                 AUL American Unit Trust
                                                  STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                                                                Fidelity
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
                                               VIP Overseas                VIP Asset Manager               VIP Equity-Income
                                      -------------------------------------------------------------- ------------------------------
                                      -------------------------------------------------------------- ------------------------------

                                           Year            Year           Year            Year            Year           Year
                                          ended           ended           ended          ended           ended          ended
                                        12/31/2003      12/31/2002     12/31/2003      12/31/2002      12/31/2003     12/31/2002
                                      --------------- ---------------------------------------------- ------------------------------
                                      --------------- ---------------------------------------------- ------------------------------

Increase (decrease) in net assets from operations:

Net investment income (loss)               $ (95,638)      $ (86,809)    $ 2,091,148    $ 2,390,634       $ 111,049      $ 113,440
Net realized gain (loss)                   5,583,268      (3,123,965)       (959,709)    (1,287,711)       (413,485)      (667,977)
Realized gain distributions                        -               -               -              -               -        546,034
Net change in unrealized appreciation      2,188,554        (245,304)     13,286,065    (10,662,163)      5,229,064     (4,583,322)
   (depreciation)                     --------------- ---------------------------------------------- ------------------------------
                                      --------------- ---------------------------------------------- ------------------------------
Increase (decrease) in net assets from
        operations:                        7,676,184      (3,456,078)     14,417,504     (9,559,240)      4,926,628     (4,591,825)


Contract owner transactions:
Proceeds from units sold                 150,377,549     100,667,472      12,432,290     15,148,898       4,069,741      5,047,322
Cost of units redeemed                  (149,897,795)   (100,103,537)    (11,916,631)   (13,675,578)     (2,548,639)    (5,268,860)
                                      --------------- ---------------------------------------------- ------------------------------
                                      --------------- ---------------------------------------------- ------------------------------
Increase (decrease)                          479,754         563,935         515,659      1,473,320       1,521,102       (221,538)
                                      --------------- ---------------------------------------------- ------------------------------
                                      --------------- ---------------------------------------------- ------------------------------
Net increase (decrease)                    8,155,938      (2,892,143)     14,933,163     (8,085,920)      6,447,730     (4,813,363)
Net assets, beginning                     15,758,953      18,651,096      87,614,808     95,700,728      20,325,601     25,138,964
                                      --------------- ---------------------------------------------- ------------------------------
                                      --------------- ---------------------------------------------- ------------------------------
Net assets, ending                       $23,914,891     $15,758,953   $ 102,547,971    $87,614,808     $26,773,331    $20,325,601
                                      =============== ============================================== ==============================
                                      =============== ============================================== ==============================

Units sold                               117,211,753      79,411,529       7,072,171      8,981,963       2,224,482      2,724,059
Units redeemed                          (116,245,534)    (78,466,019)     (6,829,910)    (8,181,921)     (1,939,383)    (2,900,117)
                                      --------------- ---------------------------------------------- ------------------------------
                                      --------------- ---------------------------------------------- ------------------------------
Net increase (decrease)                      966,219         945,510         242,261        800,042         285,099       (176,058)
Units outstanding, beginning              13,464,244      12,518,734      53,227,498     52,427,456      12,196,544     12,372,602
Units outstanding, ending                 14,430,463      13,464,244      53,469,759     53,227,498      12,481,643     12,196,544
                                      =============== ============================================== ==============================

The accompanying notes are an integral part of this financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                 Fidelity                      State Street                 American Century
                                      ----------------------------------------------------------------------------------------------
                                      --------------------------------------------------------------- ------------------------------
                                             VIP Contrafund(R)              Equity 500 Index             VP Capital Appreciation
                                      --------------------------------------------------------------- ------------------------------
                                      --------------------------------------------------------------- ------------------------------

                                           Year            Year           Year            Year            Year            Year
                                          ended           ended           ended           ended           ended          ended
                                        12/31/2003      12/31/2002     12/31/2003      12/31/2002      12/31/2003      12/31/2002
                                      --------------- ----------------------------------------------- -------------- ---------------
                                      --------------- ----------------------------------------------- -------------- ---------------

Increase (decrease) in net assets from operations:

Net investment income (loss)              $ (437,074)     $ (217,239)       $ 89,399       $ 175,696      $ (83,942)      $ (82,489)
Net realized gain (loss)                    (218,146)       (102,209)     (3,574,270)     (3,422,186)    (1,111,484)     (3,553,994)
Realized gain distributions                        -               -               -               -              -               -
Net change in unrealized appreciation     14,000,615      (5,225,958)     40,790,576     (37,537,446)     2,405,281       1,971,088
     (depreciation)                   --------------- ----------------------------------------------- -------------- ---------------
                                      --------------- ----------------------------------------------- -------------- ---------------
Increase (decrease) in net assets from
     operations:                          13,345,395      (5,545,406)     37,305,705     (40,783,936)     1,209,855      (1,665,395)


Contract owner transactions:
Proceeds from units sold                  11,596,281      13,924,666      37,048,802      43,026,064      1,784,588       3,743,222
Cost of units redeemed                    (7,211,830)    (10,982,223)    (28,865,250)    (37,383,508)    (1,363,824)     (3,288,939)
                                      --------------- ----------------------------------------------- -------------- ---------------
                                      --------------- ----------------------------------------------- -------------- ---------------
Increase (decrease)                        4,384,451       2,942,443       8,183,552       5,642,556        420,764         454,283
                                      --------------- ----------------------------------------------- -------------- ---------------
                                      --------------- ----------------------------------------------- -------------- ---------------
Net increase (decrease)                   17,729,846      (2,602,963)     45,489,257     (35,141,380)     1,630,619      (1,211,112)
Net assets, beginning                     48,120,728      50,723,691     136,608,281     171,749,661      6,076,449       7,287,561
                                      --------------- ----------------------------------------------- -------------- ---------------
                                      --------------- ----------------------------------------------- -------------- ---------------
Net assets, ending                       $65,850,574     $48,120,728   $ 182,097,538   $ 136,608,281    $ 7,707,068     $ 6,076,449
                                      =============== =============================================== ============== ===============
                                      =============== =============================================== ============== ===============

Units sold                                 5,024,661       6,200,636      16,673,501      18,896,648      1,527,220       2,917,581
Units redeemed                            (3,218,673)     (4,906,465)    (13,276,708)    (16,537,203)    (1,160,388)     (2,547,065)
                                      --------------- ----------------------------------------------- -------------- ---------------
                                      --------------- ----------------------------------------------- -------------- ---------------
Net increase (decrease)                    1,805,988       1,294,171       3,396,793       2,359,445        366,832         370,516
Units outstanding, beginning              22,973,191      21,679,020      66,528,028      64,168,583      5,554,228       5,183,712
Units outstanding, ending                 24,779,179      22,973,191      69,924,821      66,528,028      5,921,060       5,554,228
                                      =============== =============================================== ============== ===============

                                       20
The accompanying notes are an integral part of this financial statements.

                                                                AUL American Unit Trust
                                                       STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                                                           American Century
                                      --------------------------------------------------------------------------------------------
                                      --------------------------------------------------------------------------------------------
                                              Equity Income                 Small Cap Value                Income & Growth
                                      ------------------------------------------------------------- ------------------------------
                                      ------------------------------------------------------------- ------------------------------

                                           Year            Year           Year           Year            Year           Year
                                          ended           ended          ended           ended          ended          ended
                                        12/31/2003      12/31/2002     12/31/2003     12/31/2002      12/31/2003     12/31/2002
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------

Increase (decrease) in net assets from operations:

Net investment income (loss)                $ 15,872        $ 10,749       $ (6,049)      $ 20,207           $ 440          $ 180
Net realized gain (loss)                      (2,273)         (2,483)       (15,958)       (15,887)         (1,906)           (71)
Realized gain distributions                   19,608               -              -              -               -              -
Net change in unrealized appreciation        183,085         (24,914)       394,091        (76,389)         18,547         (7,815)
    (depreciation)                    --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Increase (decrease) in net assets from
        operations:                          216,292         (16,648)       372,084        (72,069)         17,081         (7,706)


Contract owner transactions:
Proceeds from units sold                     882,800         558,440      1,414,798        746,491          40,547         60,352
Cost of units redeemed                      (164,665)        (69,284)      (395,726)      (138,437)         (6,960)          (246)
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Increase (decrease)                          718,135         489,156      1,019,072        608,054          33,587         60,106
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net increase (decrease)                      934,427         472,508      1,391,156        535,985          50,668         52,400
Net assets, beginning                        484,536          12,028        556,769         20,784          53,705          1,305
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net assets, ending                       $ 1,418,963       $ 484,536    $ 1,947,925      $ 556,769       $ 104,373       $ 53,705
                                      =============== ============================== ============== ==============================
                                      =============== ============================== ============== ==============================

Units sold                                   778,752         517,971      1,132,981        628,931          46,786         70,521
Units redeemed                              (140,582)        (68,443)      (307,077)      (130,513)         (9,601)          (299)
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net increase (decrease)                      638,170         449,528        825,904        498,418          37,185         70,222
Units outstanding, beginning                 460,245          10,717        515,244         16,826          71,607          1,385
Units outstanding, ending                  1,098,415         460,245      1,341,148        515,244         108,792         71,607
                                      =============== ============================== ============== ==============================

                                       21
The accompanying notes are an integral part of this financial statements.

                                                                    AUL American Unit Trust
                                                    STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                                                           American Century
                                      --------------------------------------------------------------------------------------------
                                      --------------------------------------------------------------------------------------------
                                           International Growth                  Ultra                         Select
                                      ------------------------------------------------------------- ------------------------------
                                      ------------------------------------------------------------- ------------------------------

                                           Year            Year           Year           Year            Year           Year
                                          ended           ended          ended           ended          ended          ended
                                        12/31/2003      12/31/2002     12/31/2003     12/31/2002      12/31/2003     12/31/2002
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------

Increase (decrease) in net assets from operations:

Net investment income (loss)                   $ (99)        $ 1,129       $ (8,229)         $ 915        $ (2,182)          $ 88
Net realized gain (loss)                      (1,034)           (104)            19         (7,170)           (417)          (673)
Realized gain distributions                        -               -              -              -               -              -
Net change in unrealized appreciation        114,665          (7,531)       149,764        (18,273)         39,494         (5,789)
      (depreciation)                  --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Increase (decrease) in net assets from
        operations:                          113,532          (6,506)       141,554        (24,528)         36,895         (6,374)


Contract owner transactions:
Proceeds from units sold                     453,497         182,533        303,035        931,593          37,699        164,659
Cost of units redeemed                       (19,757)         (2,092)      (137,515)      (368,417)         (8,485)       (10,592)
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Increase (decrease)                          433,740         180,441        165,520        563,176          29,214        154,067
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net increase (decrease)                      547,272         173,935        307,074        538,648          66,109        147,693
Net assets, beginning                        174,136             201        538,903            255         147,693              -
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net assets, ending                         $ 721,408       $ 174,136      $ 845,977      $ 538,903       $ 213,802      $ 147,693
                                      =============== ============================== ============== ==============================
                                      =============== ============================== ============== ==============================

Units sold                                   320,042         131,815        157,293        525,662          21,173         97,480
Units redeemed                               (14,190)         (1,547)       (73,891)      (208,989)         (5,121)        (5,829)
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net increase (decrease)                      305,852         130,268         83,402        316,673          16,052         91,651
Units outstanding, beginning                 130,388             120        316,787            114          91,651              -
Units outstanding, ending                    436,240         130,388        400,189        316,787         107,703         91,651
                                      =============== ============================== ============== ==============================

                                       22
The accompanying notes are an integral part of this financial statements.

                                                                    AUL American Unit Trust
                                                      STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                                                           American Century
                                      --------------------------------------------------------------------------------------------
                                      --------------------------------------------------------------------------------------------
                                      Strategic Alloc. Aggressive(2) Strategic Alloc Conservative(2)  Strategic Alloc. Moderate(2)
                                      ------------------------------ -------------------------------- -----------------------------
                                      ------------------------------ -------------------------------- -----------------------------

                                           Year            Year           Year           Year            Year           Year
                                          ended           ended          ended           ended          ended          ended
                                        12/31/2003      12/31/2002     12/31/2003     12/31/2002      12/31/2003     12/31/2002
                                      ------------------------------ ------------------------------ ------------------------------
                                      ------------------------------ ------------------------------ ------------------------------

Increase (decrease) in net assets from operations:

Net investment income (loss)                   $ 798        $ (1,920)       $ 2,284        $ 9,648         $ 3,372        $ 9,247
Net realized gain (loss)                       3,730        (154,136)         9,482        (43,566)         10,506       (128,298)
Realized gain distributions                        -               -              -              -               -              -
Net change in unrealized appreciation        122,649          44,418         67,370         15,035         289,776         39,966
     (depreciation)                   --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Increase (decrease) in net assets from
        operations:                          127,177        (111,638)        79,136        (18,883)        303,654        (79,085)


Contract owner transactions:
Proceeds from units sold                     603,275         443,647        539,864        269,027       1,413,740        690,236
Cost of units redeemed                      (241,579)       (400,838)      (378,317)      (171,037)       (480,140)      (346,283)
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Increase (decrease)                          361,696          42,809        161,547         97,990         933,600        343,953
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net increase (decrease)                      488,873         (68,829)       240,683         79,107       1,237,254        264,868
Net assets, beginning                        264,100         332,929        422,368        343,261         838,201        573,333
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net assets, ending                         $ 752,973       $ 264,100      $ 663,051      $ 422,368     $ 2,075,455      $ 838,201
                                      =============== ============================== ============== ==============================
                                      =============== ============================== ============== ==============================

Units sold                                   675,251         474,250        518,387        256,512       1,454,007        726,109
Units redeemed                              (285,875)       (489,038)      (354,935)      (159,349)       (494,156)      (366,306)
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net increase (decrease)                      389,376         (14,788)       163,452         97,163         959,851        359,803
Units outstanding, beginning                 321,195         335,983        402,673        305,510         908,592        548,789
Units outstanding, ending                    710,571         321,195        566,125        402,673       1,868,443        908,592
                                      =============== ============================== ============== ==============================
                                      =============== ============================== ============== ==============================


(2) See Note 1, Portfolio substitution.


                                       23
The accompanying notes are an integral part of this financial statements.

                                                                    AUL American Unit Trust
                                                    STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                          American
                                           Century                                Alger
                                      ------------------------------------------------------------------------------
                                      ------------------------------------------------------------------------------
                                       Small Company          American Growth               American Balanced
                                      ------------------------------------------------------------------------------
                                      ------------------------------------------------------------------------------
                                       For the period
                                       from 05/01/03        Year            Year           Year           Year
                                       (commencement)      ended           ended          ended           ended
                                       to 12/31/2003     12/31/2003      12/31/2002     12/31/2003     12/31/2002
                                      -------------------------------- ------------------------------ --------------
                                      -------------------------------- ------------------------------ --------------

Increase (decrease) in net assets from operations:

Net investment income (loss)                      $ (2)    $ (873,058)     $ (825,320)      $ 26,028        $ 6,539
Net realized gain (loss)                             -    (20,667,775)     (4,355,505)       (38,467)       (20,545)
Realized gain distributions                          9              -               -              -              -
Net change in unrealized appreciation               55     41,931,835     (23,338,488)       573,324       (306,038)
        (depreciation)                ------------------ ------------- ------------------------------ --------------
                                      ------------------ ------------- ------------------------------ --------------
Increase (decrease) in net assets from
        operations:                                 62     20,391,002     (28,519,313)       560,885       (320,044)


Contract owner transactions:
Proceeds from units sold                         1,568     39,241,791      18,364,657      1,534,080      1,239,369
Cost of units redeemed                               -    (32,981,985)    (14,087,869)      (506,111)      (268,667)
                                      -------------------------------- ------------------------------ --------------
                                      -------------------------------- ------------------------------ --------------
Increase (decrease)                              1,568      6,259,806       4,276,788      1,027,969        970,702
                                      -------------------------------- ------------------------------ --------------
                                      -------------------------------- ------------------------------ --------------
Net increase (decrease)                          1,630     26,650,808     (24,242,525)     1,588,854        650,658
Net assets, beginning                                -     58,265,784      82,508,309      2,657,063      2,006,405
                                      -------------------------------- ------------------------------ --------------
                                      -------------------------------- ------------------------------ --------------
Net assets, ending                             $ 1,630    $84,916,592     $58,265,784    $ 4,245,917    $ 2,657,063
                                      ================================ ============================== ==============
                                      ================================ ============================== ==============

Units sold                                       1,070     20,899,005       9,321,285      1,895,209      1,580,891
Units redeemed                                       -    (17,635,228)     (7,089,119)      (614,822)      (346,704)
                                      -------------------------------- ------------------------------ --------------
                                      -------------------------------- ------------------------------ --------------
Net increase (decrease)                          1,070      3,263,777       2,232,166      1,280,387      1,234,187
Units outstanding, beginning                         -     35,535,748      33,303,582      3,565,920      2,331,733
Units outstanding, ending                        1,070     38,799,525      35,535,748      4,846,307      3,565,920
                                      ================================ ============================== ==============

                                       24
The accompanying notes are an integral part of this financial statements.

                                                              AUL American Unit Trust
                                                         STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                                  Alger                                        Calvert
                                      --------------------------------------------------------------------------------------------
                                      --------------------------------------------------------------------------------------------
                                        American Leveraged AllCap        Social Mid-Cap Growth                 Income
                                      --------------------------------------------------------------------------------------------
                                      ------------------------------------------------------------- ------------------------------
                                                                                                                   For the period
                                           Year            Year           Year           Year            Year       from 6/01/02
                                          ended           ended          ended           ended          ended      (commencement)
                                        12/31/2003      12/31/2002     12/31/2003     12/31/2002      12/31/2003    to 12/31/02
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------

Increase (decrease) in net assets from operations:

Net investment income (loss)               $ (11,891)       $ (6,346)    $ (110,123)    $ (109,569)       $ 32,669        $ 1,108
Net realized gain (loss)                     (23,508)        (27,574)      (193,913)    (1,038,026)         10,761          1,574
Realized gain distributions                        -               -              -              -               -          1,416
Net change in unrealized appreciation        289,356        (182,424)     2,612,760     (1,881,031)          5,413          1,063
       (depreciation)                 --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Increase (decrease) in net assets from
        operations:                          253,957        (216,344)     2,308,724     (3,028,626)         48,843          5,161


Contract owner transactions:
Proceeds from units sold                     682,671         376,504      3,800,141     15,529,591         372,500        403,452
Cost of units redeemed                       (99,549)        (41,199)    (2,444,611)   (15,294,838)       (174,896)      (172,542)
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Increase (decrease)                          583,122         335,305      1,355,530        234,753         197,604        230,910
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net increase (decrease)                      837,079         118,961      3,664,254     (2,793,873)        246,447        236,071
Net assets, beginning                        581,058         462,097      7,173,391      9,967,264         236,071              -
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net assets, ending                       $ 1,418,137       $ 581,058    $10,837,645    $ 7,173,391       $ 482,518      $ 236,071
                                      =============== ============================== ============== ==============================
                                      =============== ============================== ============== ==============================

Units sold                                 1,609,320         894,278      2,177,433      7,997,282         385,135        404,984
Units redeemed                              (234,008)       (101,483)    (1,409,705)    (7,920,545)       (157,532)      (172,170)
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net increase (decrease)                    1,375,312         792,795        767,728         76,737         227,603        232,814
Units outstanding, beginning               1,648,485         855,690      4,777,927      4,701,190         232,814              -
Units outstanding, ending                  3,023,797       1,648,485      5,545,655      4,777,927         460,417        232,814
                                      =============== ============================== ============== ==============================


                                       25
The accompanying notes are an integral part of this financial statements.

                                                                 AUL American Unit Trust
                                                       STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                                                 Calvert                                    T.Rowe Price
                                      --------------------------------------------------------------------------------------------
                                      ------------------------------------------------------------- ------------------------------
                                         Social Investment Equity        New Vision Small Cap               Equity Income
                                      ------------------------------------------------------------- ------------------------------
                                      ------------------------------------------------------------- ------------------------------
                                                      For the period                 For the period
                                           Year        from 6/01/02       Year       from 6/01/02        Year           Year
                                          ended       (commencement)     ended       (commencement)     ended          ended
                                        12/31/2003     to 12/31/02     12/31/2003     to 12/31/02     12/31/2003     12/31/2002
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------

Increase (decrease) in net assets from operations:

Net investment income (loss)                $ (3,892)         $ (250)        $ (255)          $ 29       $ 265,198      $ 205,058
Net realized gain (loss)                      (2,874)         (1,151)           212              9        (713,609)      (555,604)
Realized gain distributions                        -             265              -              1               -         57,691
Net change in unrealized appreciation         64,699          (5,442)         8,484           (120)     12,876,473     (7,741,231)
        (depreciation)                --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Increase (decrease) in net assets from
     operations:                              57,933          (6,578)         8,441            (81)     12,428,062     (8,034,086)


Contract owner transactions:
Proceeds from units sold                      83,300         588,852         29,095          4,302      14,257,157     20,373,507
Cost of units redeemed                       (66,973)       (294,961)        (1,805)          (568)     (9,998,270)   (15,497,243)
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Increase (decrease)                           16,327         293,891         27,290          3,734       4,258,887      4,876,264
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net increase (decrease)                       74,260         287,313         35,731          3,653      16,686,949     (3,157,822)
Net assets, beginning                        287,313               -          3,653              -      50,210,370     53,368,192
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net assets, ending                         $ 361,573       $ 287,313       $ 39,384        $ 3,653     $66,897,319    $50,210,370
                                      =============== ============================== ============== ==============================
                                      =============== ============================== ============== ==============================

Units sold                                    93,546         667,037         36,052          5,582       6,828,804      9,639,868
Units redeemed                               (79,581)       (333,517)        (2,038)          (712)     (4,905,142)    (7,381,092)
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net increase (decrease)                       13,965         333,520         34,014          4,870       1,923,662      2,258,776
Units outstanding, beginning                 333,520               -          4,870              -      25,659,444     23,400,668
Units outstanding, ending                    347,485         333,520         38,884          4,870      27,583,106     25,659,444
                                      =============== ============================== ============== ==============================

                                       26
The accompanying notes are an integral part of this financial statements.

                                                                  AUL American Unit Trust
                                                    STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                                       T.Rowe Price                              PBHG
                                      -----------------------------------------------------------------------------
                                      -----------------------------------------------------------------------------
                                      European Stock  Int'l Growth & IMid-Cap Value            Growth II
                                      -----------------------------------------------------------------------------
                                      --------------- ------------------------------ ------------------------------
                                                      For the period For the period
                                           Year       from 05/01/03   from 05/01/03      Year            Year
                                          ended       (commencement) (commencement)      ended          ended
                                        12/31/2003    to 12/31/2003   to 12/31/2003   12/31/2003      12/31/2002
                                      --------------- --------------------------------------------- ---------------
                                      --------------- ------------------------------ -------------- ---------------

Increase (decrease) in net assets from operations:

Net investment income (loss)                   $ 288            $ 20           $ 24      $ (46,352)      $ (45,632)
Net realized gain (loss)                          98             (66)             0     (2,335,987)     (1,834,464)
Realized gain distributions                        -               -              -              -               -
Net change in unrealized appreciation          9,024             981             61      3,172,745         462,637
    (depreciation)                    --------------- ------------------------------ -------------- ---------------
                                      --------------- ------------------------------ -------------- ---------------
Increase (decrease) in net assets from
        operations:                            9,410             935             85        790,406      (1,417,459)


Contract owner transactions:
Proceeds from units sold                      31,182          15,306          1,229      2,140,491       1,347,346
Cost of units redeemed                          (437)         (3,467)             -     (1,878,323)     (1,418,711)
                                      --------------- ------------------------------ -------------- ---------------
                                      --------------- ------------------------------ -------------- ---------------
Increase (decrease)                           30,745          11,839          1,229        262,168         (71,365)
                                      --------------- ------------------------------ -------------- ---------------
                                      --------------- ------------------------------ -------------- ---------------
Net increase (decrease)                       40,155          12,774          1,314      1,052,574      (1,488,824)
Net assets, beginning                              -               -              -      3,085,360       4,574,184
                                      --------------- ------------------------------ -------------- ---------------
                                      --------------- ------------------------------ -------------- ---------------
Net assets, ending                          $ 40,155        $ 12,774        $ 1,314    $ 4,137,934     $ 3,085,360
                                      =============== ============================== ============== ===============
                                      =============== ============================== ============== ===============

Units sold                                    39,633          11,859            936      2,442,678       1,535,729
Units redeemed                                  (520)         (2,739)             -     (2,108,278)     (1,613,342)
                                      --------------- ------------------------------ -------------- ---------------
                                      --------------- ------------------------------ -------------- ---------------
Net increase (decrease)                       39,113           9,120            936        334,400         (77,613)
Units outstanding, beginning                       -               -              -      4,163,718       4,241,331
Units outstanding, ending                     39,113           9,120            936      4,498,118       4,163,718
                                      =============== ============================== ============== ===============

                                       27
The accompanying notes are an integral part of this financial statements.

                                                                AUL American Unit Trust
                                                  STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                                                                 PBHG
                                      --------------------------------------------------------------------------------------------
                                      --------------------------------------------------------------------------------------------
                                       Technology & Communications             Large Cap                   Emerging Growth
                                      ------------------------------------------------------------- ------------------------------
                                      ------------------------------------------------------------- ------------------------------

                                           Year            Year           Year           Year            Year           Year
                                          ended           ended          ended           ended          ended          ended
                                        12/31/2003      12/31/2002     12/31/2003     12/31/2002      12/31/2003     12/31/2002
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------

Increase (decrease) in net assets from operations:

Net investment income (loss)               $ (48,789)      $ (37,810)         $ 754         $ (985)           $ (3)           $ -
Net realized gain (loss)                    (413,140)     (3,686,567)        (4,375)        (2,939)             (1)             -
Realized gain distributions                        -               -              -          1,687               -              -
Net change in unrealized appreciation        854,609       1,280,252         36,271        (22,618)             82            (29)
          (depreciation)              --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Increase (decrease) in net assets from
        operations:                        1,392,680      (2,444,125)        32,650        (24,855)             78            (29)


Contract owner transactions:
Proceeds from units sold                   2,709,473       2,291,996        124,957        185,237             179            130
Cost of units redeemed                    (1,530,732)     (1,101,505)       (22,198)       (49,267)             (1)             -
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Increase (decrease)                        1,178,741       1,190,491        102,759        135,970             178            130
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net increase (decrease)                    2,571,421      (1,253,634)       135,409        111,115             256            101
Net assets, beginning                      2,640,815       3,894,449        119,444          8,329             101              -
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net assets, ending                       $ 5,212,236     $ 2,640,815      $ 254,853      $ 119,444           $ 357          $ 101
                                      =============== ============================== ============== ==============================
                                      =============== ============================== ============== ==============================

Units sold                                 4,105,304       3,132,360        162,927        212,874             314            238
Units redeemed                            (2,285,364)     (1,531,834)       (29,330)       (57,254)              -              -
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net increase (decrease)                    1,819,940       1,600,526        133,597        155,620             314            238
Units outstanding, beginning               4,851,848       3,251,322        164,156          8,536             238              -
Units outstanding, ending                  6,671,788       4,851,848        297,753        164,156             552            238
                                      =============== ============================== ============== ==============================

The accompanying notes are an integral part of this financial statements.

                                                               AUL American Unit Trust
                                                    STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                                                  Janus                                        Safeco
                                      --------------------------------------------------------------------------------------------
                                      ------------------------------------------------------------- ------------------------------
                                             Worldwide Growth               Flexible Income                RST Core Equity
                                      ------------------------------------------------------------- ------------------------------
                                      ------------------------------------------------------------- ------------------------------

                                           Year            Year           Year           Year            Year           Year
                                          ended           ended          ended           ended          ended          ended
                                        12/31/2003      12/31/2002     12/31/2003     12/31/2002      12/31/2003     12/31/2002
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------

Increase (decrease) in net assets from operations:

Net investment income (loss)               $ (49,384)     $ (147,585)     $ 552,236      $ 399,947       $ (13,191)      $ (4,710)
Net realized gain (loss)                  (2,764,394)     (7,398,488)       194,349        219,297        (327,828)      (232,392)
Realized gain distributions                        -               -              -              -               -              -
Net change in unrealized appreciation     11,638,304      (5,870,807)       (96,082)       306,658       1,554,152     (1,436,273)
          (depreciation)              --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Increase (decrease) in net assets from
        operations:                        8,824,526     (13,416,880)       650,503        925,902       1,213,133     (1,673,375)


Contract owner transactions:
Proceeds from units sold                   9,394,642      17,527,252      8,384,085     16,326,660       1,510,427      1,539,852
Cost of units redeemed                    (7,381,121)    (15,777,605)    (6,200,564)   (12,423,899)     (1,006,380)      (937,355)
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Increase (decrease)                        2,013,521       1,749,647      2,183,521      3,902,761         504,047        602,497
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net increase (decrease)                   10,838,047     (11,667,233)     2,834,024      4,828,663       1,717,180     (1,070,878)
Net assets, beginning                     37,748,031      49,415,264     13,247,788      8,419,125       4,868,426      5,939,304
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net assets, ending                       $48,586,078     $37,748,031    $16,081,812    $13,247,788     $ 6,585,606    $ 4,868,426
                                      =============== ============================== ============== ==============================
                                      =============== ============================== ============== ==============================

Units sold                                 8,083,651      13,259,003      5,717,863     11,952,694       1,557,228      1,516,666
Units redeemed                            (6,346,545)    (11,995,609)    (4,281,432)    (9,112,981)     (1,023,727)      (930,475)
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net increase (decrease)                    1,737,106       1,263,394      1,436,431      2,839,713         533,501        586,191
Units outstanding, beginning              34,123,387      32,859,993      9,258,998      6,419,285       5,460,849      4,874,658
Units outstanding, ending                 35,860,493      34,123,387     10,695,429      9,258,998       5,994,350      5,460,849
                                      =============== ============================== ============== ==============================

                                       29
The accompanying notes are an integral part of this financial statements.

                                                                    AUL American Unit Trust
                                                   STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                                  Safeco                                       INVESCO
                                      --------------------------------------------------------------------------------------------
                                      --------------------------------------------------------------------------------------------
                                         RST Growth Opportunities              Dynamics                  Financial Services
                                      ------------------------------------------------------------- ------------------------------
                                      ------------------------------------------------------------- ------------------------------

                                           Year            Year           Year           Year            Year           Year
                                          ended           ended          ended           ended          ended          ended
                                        12/31/2003      12/31/2002     12/31/2003     12/31/2002      12/31/2003     12/31/2002
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------

Increase (decrease) in net assets from operations:

Net investment income (loss)              $ (174,222)     $ (184,568)        $ (792)        $ (237)         $ (433)        $ (350)
Net realized gain (loss)                  (1,722,606)       (938,227)          (168)           (59)           (190)           (57)
Realized gain distributions                        -          58,400              -              -               -              -
Net change in unrealized appreciation      6,950,041      (6,249,971)        21,789         (6,920)         28,326         (8,629)
           (depreciation)             --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Increase (decrease) in net assets from
       operations:                         5,053,213      (7,314,366)        20,829         (7,216)         27,703         (9,036)


Contract owner transactions:
Proceeds from units sold                   9,172,342      10,684,651        100,315         39,610          96,920         67,942
Cost of units redeemed                    (7,575,508)     (9,550,115)        (1,107)           (13)        (29,435)            (5)
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Increase (decrease)                        1,596,834       1,134,536         99,208         39,597          67,485         67,937
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net increase (decrease)                    6,650,047      (6,179,830)       120,037         32,381          95,188         58,901
Net assets, beginning                     12,198,652      18,378,482         32,697            316          62,432          3,531
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net assets, ending                       $18,848,699     $12,198,652      $ 152,734       $ 32,697       $ 157,620       $ 62,432
                                      =============== ============================== ============== ==============================
                                      =============== ============================== ============== ==============================

Units sold                                 7,534,876       7,663,134         55,715         22,597         101,590         71,826
Units redeemed                            (6,372,602)     (6,768,591)          (661)            (8)        (28,172)            (7)
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net increase (decrease)                    1,162,274         894,543         55,054         22,589          73,418         71,819
Units outstanding, beginning              12,304,684      11,410,141         22,734            145          75,375          3,556
Units outstanding, ending                 13,466,958      12,304,684         77,788         22,734         148,793         75,375
                                      =============== ============================== ============== ==============================

                                       30
The accompanying notes are an integral part of this financial statements.

                                                                AUL American Unit Trust
                                                        STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                                                                INVESCO
                                      --------------------------------------------------------------------------------------------
                                      --------------------------------------------------------------------------------------------
                                             Health Sciences                 Technology(3)                     Energy
                                      --------------------------------------------------------------------------------------------
                                      ------------------------------------------------------------- ------------------------------

                                           Year            Year           Year           Year            Year           Year
                                          ended           ended          ended           ended          ended          ended
                                        12/31/2003      12/31/2002     12/31/2003     12/31/2002      12/31/2003     12/31/2002
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------

Increase (decrease) in net assets from operations:

Net investment income (loss)                $ (1,087)         $ (240)      $ (1,251)         $ (92)         $ (826)        $ (208)
Net realized gain (loss)                        (386)         (1,881)         2,557         (3,229)          2,252            (17)
Realized gain distributions                        -               -              -              -               -              -
Net change in unrealized appreciation         23,050          (3,104)        32,558         (4,711)          9,429           (717)
            (depreciation)            --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Increase (decrease) in net assets from
 operatins:                                   21,577          (5,225)        33,864         (8,032)         10,855           (942)


Contract owner transactions:
Proceeds from units sold                      85,592          66,019         44,113        161,595          40,896         39,774
Cost of units redeemed                        (5,629)         (8,181)       (21,571)       (78,389)        (37,831)             -
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Increase (decrease)                           79,963          57,838         22,542         83,206           3,065         39,774
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net increase (decrease)                      101,540          52,613         56,406         75,174          13,920         38,832
Net assets, beginning                         53,453             840         76,003            829          38,832              -
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net assets, ending                         $ 154,993        $ 53,453      $ 132,409       $ 76,003        $ 52,752       $ 38,832
                                      =============== ============================== ============== ==============================
                                      =============== ============================== ============== ==============================

Units sold                                    92,292          74,894        125,725        314,594          48,350         47,128
Units redeemed                                (6,193)         (9,625)       (43,035)      (155,983)        (42,586)             -
                                      --------------- ------------------------------ -------------- ------------------------------
                                      --------------- ------------------------------ -------------- ------------------------------
Net increase (decrease)                       86,099          65,269         82,690        158,611           5,764         47,128
Units outstanding, beginning                  66,035             766        159,525            914          47,128              -
Units outstanding, ending                    152,134          66,035        242,215        159,525          52,892         47,128
                                      =============== ============================== ============== ==============================
                                      =============== ============================== ============== ==============================


(3) See Note 1, Agreement and Plan of Reorganization.

The accompanying notes are an integral part of this financial statements.

                                                                  AUL American Unit Trust
                                                       STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                                                Vanguard                                         AIM
                                      ---------------------------------------------------------------------------------------------
                                      ------------------------------------------------------------- -------------------------------
                                             Short-Term Bond                   Explorer                      Basic Value
                                      ------------------------------------------------------------- -------------------------------
                                      ------------------------------------------------------------- -------------------------------
                                                                                                                   For the period
                                           Year            Year           Year           Year            Year       from 6/01/02
                                          ended           ended          ended           ended          ended      (commencement)
                                        12/31/2003      12/31/2002     12/31/2003     12/31/2002      12/31/2003     to 12/31/02
                                      --------------- ------------------------------ -------------- -------------------------------
                                      --------------- ------------------------------ -------------- -------------------------------

Increase (decrease) in net assets from operations:

Net investment income (loss)                 $ 6,115           $ 586      $ (21,526)      $ (1,348)       $ (1,799)         $ (104)
Net realized gain (loss)                      (1,797)            406        472,588        (30,045)            585          (1,732)
Realized gain distributions                      709           2,199              -              -               -               -
Net change in unrealized appreciation         (1,396)         (3,421)       273,611         (9,243)         44,227          (2,772)
      (depreciation)                  --------------- ------------------------------ -------------- -------------------------------
                                      --------------- ------------------------------ -------------- -------------------------------
Increase (decrease) in net assets from
 operations:                                   3,631            (230)       724,673        (40,636)         43,013          (4,608)


Contract owner transactions:
Proceeds from units sold                     557,067         226,813     40,498,111      3,474,185          65,886         249,145
Cost of units redeemed                      (241,321)        (44,440)   (38,983,920)    (1,453,553)        (19,410)       (126,156)
                                      --------------- ------------------------------ -------------- -------------------------------
                                      --------------- ------------------------------ -------------- -------------------------------
Increase (decrease)                          315,746         182,373      1,514,191      2,020,632          46,476         122,989
                                      --------------- ------------------------------ -------------- -------------------------------
                                      --------------- ------------------------------ -------------- -------------------------------
Net increase (decrease)                      319,377         182,143      2,238,864      1,979,996          89,489         118,381
Net assets, beginning                        182,651             508      1,979,996              -         118,381               -
                                      --------------- ------------------------------ -------------- -------------------------------
                                      --------------- ------------------------------ -------------- -------------------------------
Net assets, ending                         $ 502,028       $ 182,651    $ 4,218,860    $ 1,979,996       $ 207,870       $ 118,381
                                      =============== ============================== ============== ===============================
                                      =============== ============================== ============== ===============================

Units sold                                   366,242         151,852     18,932,307      2,051,132          75,687         314,169
Units redeemed                              (158,687)        (29,718)   (18,346,108)      (868,788)        (22,951)       (160,253)
                                      --------------- ------------------------------ -------------- -------------------------------
                                      --------------- ------------------------------ -------------- -------------------------------
Net increase (decrease)                      207,555         122,134        586,199      1,182,344          52,736         153,916
Units outstanding, beginning                 122,492             358      1,182,344              -         153,916               -
Units outstanding, ending                    330,047         122,492      1,768,543      1,182,344         206,652         153,916
                                      =============== ============================== ============== ===============================

                                       32
The accompanying notes are an integral part of this financial statements.

                                                                  AUL American Unit Trust
                                                    STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                                                   AIM                                          Ariel
                                      ---------------------------------------------------------------------------------------------
                                      ------------------------------------------------------------- -------------------------------
                                           Mid Cap Core Equity             Small Cap Growth                     Ariel
                                      ------------------------------------------------------------- -------------------------------
                                      ------------------------------------------------------------- -------------------------------
                                                      For the period                 For the period                For the period
                                           Year        from 6/01/02       Year       from 6/01/02        Year       from 6/01/02
                                          ended       (commencement)     ended       (commencement)     ended      (commencement)
                                        12/31/2003     to 12/31/02     12/31/2003     to 12/31/02     12/31/2003     to 12/31/02
                                      --------------- ------------------------------ -------------- -------------------------------
                                      --------------- ------------------------------ -------------- -------------------------------

Increase (decrease) in net assets from operations:

Net investment income (loss)                $ (2,557)          $ (75)        $ (131)           $ -        $ (2,333)         $ (141)
Net realized gain (loss)                       1,795            (639)           336              -           1,459           1,012
Realized gain distributions                        -              87              -              -               -           1,198
Net change in unrealized appreciation         55,354            (811)         3,754              -          51,122          (1,630)
        (depreciation)                --------------- ------------------------------ -------------- -------------------------------
                                      --------------- ------------------------------ -------------- -------------------------------
Increase (decrease) in net assets from
 operations:                                  54,592          (1,438)         3,959              -          50,248             439


Contract owner transactions:
Proceeds from units sold                     205,085         147,419         22,091             51         270,617         118,199
Cost of units redeemed                       (20,577)        (67,608)        (4,095)             -         (16,176)        (35,962)
                                      --------------- ------------------------------ -------------- -------------------------------
                                      --------------- ------------------------------ -------------- -------------------------------
Increase (decrease)                          184,508          79,811         17,996             51         254,441          82,237
                                      --------------- ------------------------------ -------------- -------------------------------
                                      --------------- ------------------------------ -------------- -------------------------------
Net increase (decrease)                      239,100          78,373         21,955             51         304,689          82,676
Net assets, beginning                         78,373               -             51              -          82,676               -
                                      --------------- ------------------------------ -------------- -------------------------------
                                      --------------- ------------------------------ -------------- -------------------------------
Net assets, ending                         $ 317,473        $ 78,373       $ 22,006           $ 51       $ 387,365        $ 82,676
                                      =============== ============================== ============== ===============================
                                      =============== ============================== ============== ===============================

Units sold                                   228,241         171,812         24,219             65         279,563         139,448
Units redeemed                               (21,310)        (78,881)        (3,921)             -         (16,036)        (42,039)
                                      --------------- ------------------------------ -------------- -------------------------------
                                      --------------- ------------------------------ -------------- -------------------------------
Net increase (decrease)                      206,931          92,931         20,298             65         263,527          97,409
Units outstanding, beginning                  92,931               -             65              -          97,409               -
Units outstanding, ending                    299,862          92,931         20,363             65         360,936          97,409
                                      =============== ============================== ============== ===============================

                                       33
The accompanying notes are an integral part of this financial statements.

                                                                    AUL American Unit Trust
                                                    STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                                  Ariel                                          MFS(R)
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
                                            Ariel Appreciation        International New Discovery           Mid-Cap Growth
                                      ---------------------------------------------------------------------------------------------
                                      ------------------------------------------------------------- -------------------------------
                                                      For the period                 For the period                For the period
                                           Year        from 6/01/02       Year       from 6/01/02        Year       from 6/01/02
                                          ended       (commencement)     ended       (commencement)     ended      (commencement)
                                        12/31/2003     to 12/31/02     12/31/2003     to 12/31/02     12/31/2003     to 12/31/02
                                      --------------- ------------------------------ -------------- -------------------------------
                                      --------------- ------------------------------ -------------- -------------------------------

Increase (decrease) in net assets from operations:

Net investment income (loss)                $ (3,291)         $ (108)      $ (1,449)        $ (100)          $ (67)            $ -
Net realized gain (loss)                       1,414             523          1,766           (510)             14               -
Realized gain distributions                        -             252          1,087              -               -               -
Net change in unrealized appreciation         89,596          (2,118)        74,937          1,397           1,508             (22)
         (depreciation)               --------------- ------------------------------ -------------- -------------------------------
                                      --------------- ------------------------------ -------------- -------------------------------
Increase (decrease) in net assets from
 operations:                                  87,719          (1,451)        76,341            787           1,455             (22)


Contract owner transactions:
Proceeds from units sold                     500,777         104,407        143,493        207,639           9,951           2,440
Cost of units redeemed                       (29,431)        (35,195)       (15,884)       (99,608)         (2,883)              -
                                      --------------- ------------------------------ -------------- -------------------------------
                                      --------------- ------------------------------ -------------- -------------------------------
Increase (decrease)                          471,346          69,212        127,609        108,031           7,068           2,440
                                      --------------- ------------------------------ -------------- -------------------------------
                                      --------------- ------------------------------ -------------- -------------------------------
Net increase (decrease)                      559,065          67,761        203,950        108,818           8,523           2,418
Net assets, beginning                         67,761               -        108,818              -           2,418               -
                                      --------------- ------------------------------ -------------- -------------------------------
                                      --------------- ------------------------------ -------------- -------------------------------
Net assets, ending                         $ 626,826        $ 67,761      $ 312,768      $ 108,818        $ 10,941         $ 2,418
                                      =============== ============================== ============== ===============================
                                      =============== ============================== ============== ===============================

Units sold                                   535,285         123,859        140,616        249,018          10,898           3,380
Units redeemed                               (30,022)        (41,727)       (16,484)      (119,643)         (3,015)              -
                                      --------------- ------------------------------ -------------- -------------------------------
                                      --------------- ------------------------------ -------------- -------------------------------
Net increase (decrease)                      505,263          82,132        124,132        129,375           7,883           3,380
Units outstanding, beginning                  82,132               -        129,375              -           3,380               -
Units outstanding, ending                    587,395          82,132        253,507        129,375          11,263           3,380
                                      =============== ============================== ============== ===============================

                                       34
The accompanying notes are an integral part of this financial statements.

                                                           AUL American Unit Trust
                                                 STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                                          MFS(R)                                   PIMCO
                                      ---------------------------------------------- ------------------------------
                                      ---------------------------------------------- ------------------------------
                                             Strategic Value             Value              PEA Renaissance
                                      ---------------------------------------------- ------------------------------
                                      ---------------------------------------------- ------------------------------
                                                      For the period                                For the period
                                           Year        from 6/01/02       Year           Year        from 6/01/02
                                          ended       (commencement)     ended           ended             (commencement)
                                        12/31/2003     to 12/31/02     12/31/2003     12/31/2003     to 12/31/02
                                      --------------- ------------------------------ -------------- ---------------
                                      --------------- ------------------------------ -------------- ---------------

Increase (decrease) in net assets from operations:

Net investment income (loss)                  $ (322)            $ -            $ 1       $ (1,857)         $ (104)
Net realized gain (loss)                         107               -             31          4,545           1,806
Realized gain distributions                        -               -              -              -           2,726
Net change in unrealized appreciation          7,948             (62)           172         80,098          (2,090)
       (depreciation)                 --------------- ------------------------------ -------------- ---------------
                                      --------------- ------------------------------ -------------- ---------------
Increase (decrease) in net assets from
       operations:                             7,733             (62)           204         82,786           2,338


Contract owner transactions:
Proceeds from units sold                      39,010           6,592          1,097        221,619          86,910
Cost of units redeemed                           (28)           (972)          (143)       (28,503)        (23,922)
                                      --------------- ------------------------------ -------------- ---------------
                                      --------------- ------------------------------ -------------- ---------------
Increase (decrease)                           38,982           5,620            954        193,116          62,988
                                      --------------- ------------------------------ -------------- ---------------
                                      --------------- ------------------------------ -------------- ---------------
Net increase (decrease)                       46,715           5,558          1,158        275,902          65,326
Net assets, beginning                          5,558               -              -         65,326               -
                                      --------------- ------------------------------ -------------- ---------------
                                      --------------- ------------------------------ -------------- ---------------
Net assets, ending                          $ 52,273         $ 5,558        $ 1,158      $ 341,228        $ 65,326
                                      =============== ============================== ============== ===============
Units sold                                    44,918           8,055          1,256        248,182         124,902
Units redeemed                                   (30)         (1,141)          (142)       (32,620)        (32,617)
                                      -----------------------------------------------------------------------------
Net increase (decrease)                       44,888           6,914          1,114        215,562          92,285
Units outstanding, beginning                   6,914               -              -         92,285               -
Units outstanding, ending                     51,802           6,914          1,114        307,847          92,285
                                      =============================================================================

                                       35
The accompanying notes are an integral part of this financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                                   PIMCO
                                      --------------------------------
                                      --------------------------------
                                                 PEA Value
                                      --------------------------------
                                      --------------------------------
                                                       For the period
                                           Year         from 6/01/02
                                          ended        (commencement)
                                        12/31/2003      to 12/31/02
                                      ---------------  ---------------
                                      ---------------  ---------------

Increase (decrease) in net assets from operations:
Net investment income (loss)                  $ (232)           $ (10)
Net realized gain (loss)                       2,790                5
Realized gain distributions                        -              348
Net change in unrealized appreciation         18,906             (250)
        (depreciation)                ---------------  ---------------
                                      ---------------  ---------------

Increase (decrease) in net assets from operations:
                                              21,464               93


Contract owner transactions:
Proceeds from units sold                      82,454           11,838
Cost of units redeemed                       (13,312)          (1,709)
                                      ---------------  ---------------
                                      ---------------  ---------------
Increase (decrease)                           69,142           10,129
                                      ---------------  ---------------
                                      ---------------  ---------------
Net increase (decrease)                       90,606           10,222
Net assets, beginning                         10,222                -
                                      ---------------  ---------------
                                      ---------------  ---------------
Net assets, ending                         $ 100,828         $ 10,222
                                      ===============  ===============
Units sold                                    96,059           16,002
Units redeemed                               (14,096)          (2,169)
                                      --------------------------------
Net increase (decrease)                       81,963           13,833
Units outstanding, beginning                  13,833                -
Units outstanding, ending                     95,796           13,833
                                      ================================


                                       36
The accompanying notes are an integral part of this financial statements.

                          NOTES TO FINANCIAL STATEMENTS


1.   Summary of Significant Accounting Policies

The AUL American Unit Trust (Variable Account) was established by American United Life Insurance Company(R) (AUL) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by OneAmerica Funds, Inc. (OneAmerica Funds), Fidelity Variable Insurance Products Fund (Fidelity), American Century Variable Portfolios, Inc., American Century Capital Portfolios, Inc., American Century Quantitative Equity Funds, Inc., American Century World Mutual Funds, Inc.,
American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. (American Century), Alger American Fund (Alger), Calvert Variable Series, Calvert Income Fund, Calvert Social Investment Fund, Calvert New Vision Small Cap Fund (Calvert), T. Rowe Price Equity Series, Inc., T. Rowe Price International Fund, Inc., T. Rowe Price Growth Stock Fund, T. Rowe Price International Growth & Income Funds, T. Rowe Price Mid Cap Value, T. Rowe Price Mid-Cap Growth (T. Rowe Price), PBHG Insurance Series Fund, Inc., PBHG Funds, Inc. (PBHG), Janus Aspen Series (Janus), Safeco Resource Series Trust (Safeco), State Street International Investment Trust (State Street), INVESCO Dynamics Fund, Inc., INVESCO Sector Funds, Inc. (INVESCO), Vanguard Explorer Fund, Inc., Vanguard Fixed Income Securities Funds (Vanguard), Ariel Mutual Funds, Inc. (Ariel), MFS(R) Value Fund, MFS(R) Mid Cap Growth Fund, MFS(R) Strategic Value Fund, MFS(R) International New Discovery Fund (MFS(R)), PIMCO Multi-Manager Series (PIMCO), and AIM Basic Value Fund, AIM Mid Cap Core Equity Fund, AIM Small Cap Growth Fund (AIM).

Portfolio Substitution

On August 27, 2002, AUL, the Variable Account and OneAmerica Funds, received an order from the Securities and Exchange Commission permitting the substitution by the Variable Account of securities issued by the portfolios listed in the table below under the caption "Substituted Portfolio" for securities issued by the corresponding portfolio listed in the table below under the caption "Removed Portfolio."



------------------------------------------------- -----------------------------------------
                Removed Portfolio                           Substituted Portfolio
------------------------------------------------- -----------------------------------------
------------------------------------------------- -----------------------------------------
 OneAmerica Tactical Asset Allocation             OneAmerica Asset Director Portfolio, a
 Portfolio, a series of OneAmerica Funds, Inc.    series of OneAmerica Funds, Inc.
------------------------------------------------- -----------------------------------------
------------------------------------------------- -----------------------------------------
 OneAmerica Conservative Investor                 American Century Conservative Fund,
 Portfolio, a series of OneAmerica Funds, Inc.    a series of American Century Strategic
                                                  Asset Allocations, Inc.
------------------------------------------------- -----------------------------------------
------------------------------------------------- -----------------------------------------
 OneAmerica Moderate Investor Portfolio, a        American Century Moderate Fund,
 series of OneAmerica Funds, Inc.                 a series of American Century Strategic
                                                  Asset Allocations, Inc.
------------------------------------------------- -----------------------------------------
------------------------------------------------- -----------------------------------------
 OneAmerica Aggressive Investor Portfolio         American Century Aggressive Fund,
 a series of OneAmerica Funds, Inc.               a series of American Century Strategic
                                                  Asset Allocations, Inc.
------------------------------------------------- -----------------------------------------



As a result of the order, effective at the close of business on October 31, 2002, the Substituted Portfolios replaced the Removed Portfolios under the Contract as described in the May 1, 2002 prospectus (as supplemented). On the effective date of the substitution, a new class of units (Class S) was established in each substituted portfolio with the same per unit value as the final unit value of the respective removed portfolio. The previously existing units in the substituted portfolios were designated Class O units. Commencing on November 1, 2002, on a daily basis, the total return of each substituted portfolio is allocated to Class O and Class S units based on the relative net assets of the two classes.

Agreement and Plan of Reorganization

On October 21, 2003, a meeting of the shareholders of INVESCO Telecommunication Fund (Closing Fund) approved an Agreement and Plan of Reorganization (Agreement) under which all of the assets of the INVESCO Telecommunications Fund, will be transferred to INVESCO Technology Fund (Buying Fund).


 ------------------------------------------- ----------------------------------
                  CLOSING FUND                          BUYING FUND
  ------------------------------------------- ----------------------------------
      INVESCO Telecommunications Fund                INVESCO Technology Fund
 ------------------------------------------- ----------------------------------

1.   Agreement and Plan of Reorganization (continued)

Effective   at  the  close  of   business   on   November   24,   2003   INVESCO
Telecommunications Fund assets were transferred to INVESCO Technology Fund.

As a result of the Agreement, Class S units and accumulation unit value were established in the INVESCO Technology Fund, Class S units represent those units that were previously issued by the INVESCO Telecommunication Fund. The units that existed in the INVESCO Technology Fund prior to the Agreement are now classified as Class O.

Security Valuation, Transactions and Related Investment Income The value of the investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.



Related Party Transactions

AUL, the sponsor of the Variable Account, also acts as the investment advisor for OneAmerica Funds, Inc., a mutual fund offered by the Variable Account. OneAmerica Funds has an investment advisory agreement with AUL. Under the investment advisory agreement, the investment advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each portfolio as follows:

         Value            0.50%      Investment Grade Bond              0.50%
         Money Market     0.40%      Asset Director                     0.50%

Such fees are included in the calculation of the Net Asset Value per share of the underlying funds.



Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.



Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


2.       Account Charges

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each participant's account, which may not exceed the lesser of 0.5% of the participant's account value or $7.50 per quarter. The charge is assessed every quarter on a participant's account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. Administration charges are waived if the account balance exceeds a certain amount. The charges incurred during the year ended December 31, 2003 and December 31, 2002 were $209,129 and $317,849, respectively.

On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant's account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of original contract purchase. The amount of the withdrawal charge varies depending upon the contract and the number of years the participant's account has been in existence. The withdrawal charge for a recurring contribution contract is as follows:

  Account Year                                                Withdrawal Charge
      1 - 5                                                            8%
      6 - 10                                                           4%
      11 or more                                                       0%

The aggregate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract. On other contracts, AUL may assess withdrawal charges ranging from 7% to 0%, depending on the account year. The charges incurred during the year ended December 31, 2003 and the year ended December 31, 2002 were $673,965 and $686,823, respectively. The account charges are recorded as redemption in the accompanying statement of changes in net assets.

Mortality and Expense Risk Charges

AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal, on an annual basis, to not greater than 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the year ended December 31, 2003 and December 31, 2002 were $10,972,056 and $12,347,646, respectively. In addition to these fees, AUL may assess account charges.

3.       Accumulation Unit Value

A summary of unit values, net assets, expense ratios (excluding expenses of the underlying funds and account charges), and the total return for each of the five years for the period ending December 31, 2003, or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. The maximum total returns are not annualized for those years in which operations have commenced.





                                                                                  Expenses as a
                                                Unit       Net Assets             % of Average      Total
                                                Value          (000s)             Net Assets        Return
                                              ---------- ----------------  ---------------- --------------

OneAmerica Funds:
           Value

                              December 31, 2003    4.43             71,907        1.25%            34.7%

                                           2002    3.29             52,224        1.25%            -8.1%

                                           2001    3.58             50,118        1.25%             9.9%

                                           2000    3.25             40,991        1.25%            16.1%

                                           1999    2.80             39,375        1.25%            -2.0%
           Money Market

                              December 31, 2003    1.45             31,794        1.25%             -.7%

                                           2002    1.46             33,035        1.25%             0.1%

                                           2001    1.46             30,945        1.25%             2.3%

                                           2000    1.43             25,281        1.25%             4.6%

                                           1999    1.37             22,116        1.25%             3.4%
           Investment Grade Bond

                              December 31, 2003    2.30             30,522        1.25%             3.6%

                                           2002    2.22             31,218        1.25%             6.6%

                                           2001    2.09             22,518        1.25%             5.7%

                                           2000    1.97             15,762        1.25%             9.4%

                                           1999    1.80             13,336        1.25%            -2.3%
           Asset Director (1)

                              December 31, 2003    3.48             46,623        1.25%            26.1%

                                           2002    2.76             36,320        1.25%            -3.8%

                                           2001    2.87             36,622        1.25%             9.2%

                                           2000    2.63             27,247        1.25%            14.2%

                                           1999    2.30             26,300        1.25%            -1.9%
(1)      See Note 1, Portfolio substitution.


                                      NOTES TO FINANCIAL STATEMENTS (Continued)

   3.    Accumulation Unit Value (continued)
                                                        Unit         Net Assets    % of Average      Total
                                                       Value           (000s)       Net Assets       Return
                                                -----------------------------------------------------------------------
         OneAmerica Funds: (continued)

           Asset Director Class S (1)

                              December 31, 2003    1.40                 42             1.25%        26.1%

                                           2002    1.11                 23             1.25%     -12.9%

                                           2001    1.27                 22             1.25%       1.9%

                                           2000    1.25                 52             1.25%      11.0%

                                           1999    1.13                 44             1.25%      -4.3%
         Fidelity:
              VIP High Income

                              December 31, 2003    1.45             24,884             1.25%      25.0%

                                           2002    1.16             18,514             1.25%       2.0%

                                           2001    1.13             17,819             1.25%     -12.8%

                                           2000    1.30             16,645             1.25%     -23.4%

                                           1999    1.70             19,462             1.25%       6.8%
              VIP Growth

                              December 31, 2003    2.52            137,228             1.25%      31.3%

                                           2002    1.92            100,027             1.25%     -31.0%

                                           2001    2.78            141,930             1.25%     -18.7%

                                           2000    3.42            157,821             1.25%     -12.1%

                                           1999    3.89            150,759             1.25%      35.7%
              VIP Overseas

                              December 31, 2003    1.66             23,915             1.25%      41.9%

                                           2002    1.17             15,759             1.25%     -21.3%

                                           2001    1.49             18,651             1.25%     -22.2%

                                           2000    1.91             21,682             1.25%     -20.1%

                                           1999    2.39             24,557             1.25%      40.9%
              VIP Asset Manager

                              December 31, 2003    1.92            102,548             1.25%      16.4%

                                           2002    1.65             87,615             1.25%      -9.9%

                                           2001    1.83             95,701             1.25%      -5.3%

                                           2000    1.93             93,041             1.25%      -5.1%

                                           1999    2.03             84,435             1.25%       9.7%
              VIP Equity-Income

                              December 31, 2003    2.15             26,773             1.25%      28.7%

                                           2002    1.67             20,326             1.25%     -17.9%

                                           2001    2.03             25,139             1.25%      -6.1%

                                           2000    2.16             24,051             1.25%       7.1%

                                           1999    2.02             21,934             1.25%       5.0%


(1)      See Note 1, Portfolio substitution.


3.     Accumulation Unit Value (continued)

                                                                               Expenses as a
                                                  Unit       Net Assets      % of Average         Total
                                                 Value        (000s)          Net Assets         Return
                                               ----------  ---------------  ----------------    ----------
                                               ----------  ---------------  ----------------    ----------
       Fidelity: (continued)
       VIP Contrafund(R)
                      December 31, 2003             2.66        65,851           1.25%              27.3%
                                   2002             2.09        48,121           1.25%             -10.5%
                                   2001             2.34        50,724           1.25%             -13.3%
                                   2000             2.70        54,911           1.25%              -7.8%
                                   1999             2.93        51,953           1.25%              22.7%
       State Street:
       Equity 500 Index
                      December 31, 2003             2.60       182,098           1.25%              26.8%
                                   2002             2.05       136,608           1.25%             -23.3%
                                   2001             2.68       171,750           1.25%             -13.3%
                                   2000             3.09       180,586           1.25%             -10.4%
                                   1999             3.45       139,643           1.25%              19.0%
       American Century:
       VP Capital Appreciation
                      December 31, 2003             1.30         7,707           1.25%              19.3%
                                   2002             1.09         6,076           1.25%             -22.2%
                                   2001             1.41         7,288           1.25%             -29.0%
                                   2000             1.98        10,278           1.25%               7.7%
                                   1999             1.84         4,475           1.25%              62.5%
       Equity Income
                      December 31, 2003             1.29         1,419           1.25%              22.9%
                                   2002             1.05           485           1.25%              -6.2%
                                   2001             1.12            12           1.25%               6.9%
                            May 1, 2001 *           1.05             -               -               0.0%
       Small Cap Value
                      December 31, 2003             1.45         1,948           1.25%              34.3%
                                   2002             1.08           557           1.25%             -12.5%
                                   2001             1.24            21           1.25%              13.9%
                            May 1, 2001 *           1.08             -               -               0.0%
       Income & Growth
                      December 31, 2003             0.96           104           1.25%              28.0%
                                   2002             0.75            54           1.25%             -20.4%
                                   2001             0.94             1           1.25%              -8.0%
                            May 1, 2001 *           1.02             -               -               0.0%
       International Growth
                      December 31, 2003             1.65           721           1.25%              23.1%
                                   2002             1.34           174           1.25%             -20.3%
                                   2001             1.68             -           1.25%             -17.1%
                            May 1, 2001 *           2.02             -               -               0.0%



       *Commenced operations
                                       41

3.     Accumulation Unit Value (continued)

                                                                               Expenses as a
                                                  Unit       Net Assets      % of Average         Total
                                                 Value        (000s)          Net Assets         Return
                                               ----------  ---------------  ----------------    ----------
                                               ----------  ---------------  ----------------    ----------
       American Century: (continued)
       Ultra
                      December 31, 2003             2.11           846           1.25%              24.1%
                                   2002             1.70           539           1.25%             -24.1%
                                   2001             2.24             -           1.25%              -7.6%
                            May 1, 2001 *           2.43             -               -               0.0%
       Select
                      December 31, 2003             1.99           214           1.25%              23.6%
                                   2002             1.61           148           1.25%             -23.7%
                                   2001             2.11             -           1.25%             -12.4%
                            May 1, 2001 *           2.41             -               -               0.0%
       Strategic Alloc. Aggressive (2)
                      December 31, 2003             1.09           347           1.25%              26.7%
                                   2002             0.86            21           1.25%             -13.7%
                           June 1, 2002 *           1.00             -               -               0.0%
       Strategic Alloc. Conservative (2)
                      December 31, 2003             1.07           159           1.25%              13.8%
                                   2002             0.94            31           1.25%              -5.6%
                           June 1, 2002 *           1.00             -               -               0.0%
       Strategic Alloc. Moderate (2)
                      December 31, 2003             1.09         1,054           1.25%              21.1%
                                   2002             0.90           185           1.25%              -9.8%
                           June 1, 2002 *           1.00             -               -               0.0%
       Strategic Alloc. Aggressive (Class S) (2)
                      December 31, 2003             1.04           406           1.25%              26.8%
                                   2002             0.82           243           1.05%             -17.4%
                                   2001             0.99           333           1.25%              -6.8%
                                   2000             1.06           276           1.25%              -7.0%
                                   1999             1.14           189           1.25%              10.3%
       Strategic Alloc. Conservative (Class S) (2)
                      December 31, 2003             1.21           504           1.25%              14.2%
                                   2002             1.06           391           1.14%              -5.8%
                                   2001             1.12           343           1.25%               0.5%
                                   2000             1.12           225           1.25%               2.2%
                                   1999             1.09           219           1.25%               4.5%
       Strategic Alloc. Moderate (Class S) (2)
                      December 31, 2003             1.13         1,021           1.25%              21.5%
                                   2002             0.93           653           1.15%             -11.1%
                                   2001             1.04           573           1.25%              -3.3%
                                   2000             1.08           402           1.25%              -2.8%
                                   1999             1.11           317           1.25%               6.9%

       *Commenced operations
       (2) See Note 1, Portfolio substitution.

3.     Accumulation Unit Value (continued)

                                                                               Expenses as a
                                                  Unit       Net Assets      % of Average         Total
                                                 Value        (000s)          Net Assets         Return
                                               ----------  ---------------  ----------------    ----------
                                               ----------  ---------------  ----------------    ----------
       American Century: (continued)
       Small Company
                      December 31, 2003             1.52             2           1.25%              44.8%
                            May 1, 2003 *           1.05             -               -               0.0%
       Alger:
       American Growth
                      December 31, 2003             2.19        84,917           1.25%              33.5%
                                   2002             1.64        58,266           1.25%             -33.8%
                                   2001             2.48        82,508           1.25%             -12.9%
                                   2000             2.85        87,289           1.25%             -15.8%
                                   1999             3.38        83,922           1.25%              32.1%
       American Balanced
                      December 31, 2003             0.88         4,246           1.25%              17.3%
                                   2002             0.75         2,657           1.25%             -13.4%
                                   2001             0.86         2,006           1.25%              -3.2%
                                   2000             0.89           359           1.25%             -11.1%
                            May 1, 2000 *           1.00             -               -               0.0%
       American Leveraged AllCap
                      December 31, 2003             0.47         1,418           1.25%              34.3%
                                   2002             0.35           581           1.25%             -34.7%
                                   2001             0.54           462           1.25%             -17.0%
                                   2000             0.65            32           1.25%             -34.9%
                            May 1, 2000 *           1.00             -               -               0.0%
       Calvert:
       Social Mid Cap Growth
                      December 31, 2003             1.95        10,838           1.25%              30.0%
                                   2002             1.50         7,173           1.25%             -29.1%
                                   2001             2.12         9,967           1.25%             -13.3%
                                   2000             2.44        10,168           1.25%              10.2%
                                   1999             2.22         5,785           1.25%               5.6%
       Income
                      December 31, 2003             1.05           483           1.25%               4.0%
                                   2002             1.01           236           1.25%               1.4%
                           June 1, 2002 *           1.00             -               -               0.0%
       Social Investment Equity
                      December 31, 2003             1.04           362           1.25%              20.9%
                                   2002             0.86           287           1.25%             -13.9%
                           June 1, 2002 *           1.00             -               -               0.0%
       New Vision Small Cap
                      December 31, 2003             1.01            39           1.25%              34.7%
                                   2002             0.75             4           1.25%             -25.1%
                           June 1, 2002 *           1.00             -               -               0.0%



       *Commenced operations



3.     Accumulation Unit Value (continued)

                                                                               Expenses as a
                                                  Unit       Net Assets      % of Average         Total
                                                 Value        (000s)          Net Assets         Return
                                               ----------  ---------------  ----------------    ----------
                                               ----------  ---------------  ----------------    ----------
       T. Rowe Price:
       Equity Income
                      December 31, 2003             2.43        66,897           1.25%              24.0%
                                   2002             1.96        50,210           1.25%             -14.2%
                                   2001             2.28        53,368           1.25%               0.2%
                                   2000             2.28        45,982           1.25%              11.7%
                                   1999             2.04        43,724           1.25%               2.4%
       European Stock
                      December 31, 2003             1.03            40           1.25%              35.5%
                                   2002             0.76             -               -             -20.0%
                                   2001             0.95             -               -             -12.0%
                            May 1, 2001 *           1.08             -               -               0.0%
       Int'l Growth & Income
                      December 31, 2003             1.40            13           1.25%              34.6%
                            May 1, 2003 *           1.04             -               -               0.0%
       Mid-Cap Value
                      December 31, 2003             1.40             1           1.25%              35.9%
                            May 1, 2003 *           1.03             -               -               0.0%
       PBHG:
       Growth II
                      December 31, 2003             0.92         4,138           1.25%              24.3%
                                   2002             0.74         3,085           1.25%             -31.3%
                                   2001             1.08         4,574           1.25%             -41.2%
                                   2000             1.83         7,526           1.25%             -17.7%
                                   1999             2.23         2,849           1.25%              95.7%
       Technology & Communications
                      December 31, 2003             0.78         5,212           1.25%              44.4%
                                   2002             0.54         2,641           1.25%             -54.6%
                                   2001             1.20         3,894           1.25%             -52.9%
                                   2000             2.54         4,779           1.25%             -42.8%
                                   1999             4.45         4,242           1.25%             230.2%
       Large Cap
                      December 31, 2003             0.86           255           1.25%              17.8%
                                   2002             0.73           119           1.25%             -25.4%
                                   2001             0.98             8           1.25%              -7.3%
                            May 1, 2001 *           1.05             -               -               0.0%
       Emerging Growth
                      December 31, 2003             0.65             -           1.25%              54.8%
                                   2002             0.42             -           1.25%             -48.2%
                                   2001             0.81             -           1.25%             -19.5%
                            May 1, 2001 *           1.01             -               -               0.0%



       *Commenced operations

3.     Accumulation Unit Value (continued)


                                                                               Expenses as a
                                                  Unit       Net Assets      % of Average         Total
                                                 Value        (000s)          Net Assets         Return
                                               ----------  ---------------  ----------------    ----------
                                               ----------  ---------------  ----------------    ----------
       Janus:
       Worldwide Growth
                      December 31, 2003             1.35        48,586           1.25%              21.6%
                                   2002             1.11        37,748           1.25%             -26.4%
                                   2001             1.50        49,415           1.25%             -23.4%
                                   2000             1.96        56,414           1.25%             -16.7%
                                   1999             2.36        41,104           1.25%              62.4%
       Flexible Income
                      December 31, 2003             1.50        16,082           1.25%               4.9%
                                   2002             1.43        13,248           1.25%               9.1%
                                   2001             1.31         8,419           1.25%               6.4%
                                   2000             1.23         6,458           1.25%               4.9%
                                   1999             1.17         5,219           1.25%               0.3%
       Safeco:
       RST Core Equity
                      December 31, 2003             1.10         6,586           1.25%              23.6%
                                   2002             0.89         4,868           1.25%             -26.8%
                                   2001             1.22         5,939           1.25%             -10.5%
                                   2000             1.36         6,334           1.25%             -11.9%
                                   1999             1.55         5,486           1.25%               7.9%
       RST Growth Opportunities
                      December 31, 2003             1.40        18,849           1.25%              41.4%
                                   2002             0.99        12,199           1.25%             -38.4%
                                   2001             1.61        18,378           1.25%              17.7%
                                   2000             1.36        12,837           1.25%              -7.3%
                                   1999             1.48        11,660           1.25%               4.6%
       INVESCO:
       Dynamics
                      December 31, 2003             1.96           153           1.25%              36.1%
                                   2002             1.44            33           1.25%             -33.9%
                                   2001             2.18             -           1.25%             -20.1%
                            May 1, 2001 *           2.66             -               -               0.0%
       Financial Services
                      December 31, 2003             1.06           158           1.25%              27.7%
                                   2002             0.83            62           1.25%             -16.6%
                                   2001             0.99             4           1.25%              -3.9%
                            May 1, 2001 *           1.03             -               -               0.0%
       Health Sciences
                      December 31, 2003             1.02           155           1.25%              25.9%
                                   2002             0.81            53           1.25%             -26.2%
                                   2001             1.10             1           1.25%               1.1%
                            May 1, 2001 *           1.08             -               -               0.0%



       *Commenced operations

3.     Accumulation Unit Value (continued)

                                                                               Expenses as a
                                                  Unit       Net Assets      % of Average         Total
                                                 Value        (000s)          Net Assets         Return
                                               ----------  ---------------  ----------------    ----------
                                               ----------  ---------------  ----------------    ----------
       INVESCO: (continue)
       Technology (Class O) (3)
                      December 31, 2003             0.67           123           1.25%              42.6%
                                   2002             0.47            75           1.25%             -47.9%
                                   2001             0.91             1           1.25%             -29.4%
                            May 1, 2001 *           1.28             -               -               0.0%
       Technology (Class S) (3)
                      December 31, 2003             0.16            10           1.25%              23.1%
                                   2002             0.13             1           1.25%             -51.6%
                                   2001             0.26             -           1.25%             -43.4%
                            May 1, 2001 *           0.46             -               -               0.0%
       Energy
                      December 31, 2003             1.00            53           1.25%              22.0%
                                   2002             0.82            39           1.25%              -5.5%
                                   2001             0.87             -           1.25%             -20.9%
                            May 1, 2001 *           1.10             -               -               0.0%
       Vanguard:
       Short-Term Bond
                      December 31, 2003             1.52           502           1.25%               2.0%
                                   2002             1.49           183           1.25%               6.3%
                                   2001             1.42             1           1.25%               3.9%
                            May 1, 2001 *          1.37                -             -               0.0%
       Explorer
                      December 31, 2003             2.39         4,219           1.25%              43.1%
                                   2002             1.67         1,980           1.25%             -25.5%
                                   2001             2.25             -           1.25%               0.0%
                            May 1, 2001 *           2.25             -               -               0.0%
       AIM:
       Basic Value
                      December 31, 2003             1.01           208           1.25%              31.2%
                                   2002             0.77           118           1.25%             -23.9%
                           June 1, 2002 *           1.00             -               -               0.0%
       Mid Cap Core Equity
                      December 31, 2003             1.06           317           1.25%              26.2%
                                   2002             0.84            78           1.25%             -15.7%
                           June 1, 2002 *           1.00             -               -               0.0%
       Small Cap Growth
                      December 31, 2003             1.08            22           1.25%              38.5%
                                   2002             0.78             -           1.25%             -21.3%
                           June 1, 2002 *           1.00             -               -               0.0%



       *Commenced operations
       (3) See Note 1, Agreement and Plan of Reorganization.

3.     Accumulation Unit Value (continued)

                                                                               Expenses as a
                                                  Unit       Net Assets      % of Average         Total
                                                 Value        (000s)          Net Assets         Return
                                               ----------  ---------------  ----------------    ----------
                                               ----------  ---------------  ----------------    ----------
       Ariel:
       Ariel
                      December 31, 2003             1.07           387           1.25%              25.9%
                                   2002             0.85            83           1.25%             -15.1%
                           June 1, 2002 *           1.00             -               -               0.0%
       Ariel Appreciation
                      December 31, 2003             1.07           627           1.25%              28.9%
                                   2002             0.83            68           1.25%             -17.5%
                           June 1, 2002 *           1.00             -               -               0.0%
       MFS:(R)
       International New Discovery
                      December 31, 2003             1.23           313           1.25%              46.4%
                                   2002             0.84           109           1.25%             -15.9%
                           June 1, 2002 *           1.00             -               -               0.0%
       Mid-Cap Growth
                      December 31, 2003             0.97            11           1.25%              34.7%
                                   2002             0.72             2           1.25%             -28.9%
                           June 1, 2002 *           1.00             -               -               0.0%
       Strategic Value
                      December 31, 2003             1.01            52           1.25%              26.3%
                                   2002             0.80             6           1.25%             -19.7%
                           June 1, 2002 *           1.00             -               -               0.0%
       Value
                      December 31, 2003             1.04             1           1.25%              23.8%
                                   2002             0.84             -               -             -16.0%
                           June 1, 2002 *           1.00             -               -               0.0%
       PIMCO:
       PEA Renaissance
                      December 31, 2003             1.11           341           1.25%              56.3%
                                   2002             0.71            65           1.25%             -29.0%
                           June 1, 2002 *           1.00             -               -               0.0%
       PEA Value
                      December 31, 2003             1.05           101           1.25%              41.9%
                                   2002             0.74            10           1.25%             -26.0%
                           June 1, 2002 *           1.00             -               -               0.0%



       *Commenced operations


4.   Cost of Investments
     The cost of investments at December 31, 2003, is:
     OneAmerica Funds:                                                  T. Rowe Price: (continued)
             Value                                   $ 59,732,089                Int'l Growth & Income                     $ 11,793
             Money Market                              31,794,007                Mid-Cap Value                                1,254
             Investment Grade Bond                     30,901,250       PBHG:
             Asset Director(1)                         39,780,397                Growth II                              $ 4,580,587
     Fidelity:                                                                   Technology & Communications              4,886,164
             VIP High Income                         $ 21,232,278                Large Cap                                  240,948
             VIP Growth                               175,128,674                Emerging Growth                                304
             VIP Overseas                              22,129,615       Janus:
             VIP Asset Manager                        112,328,484                Worldwide Growth                      $ 58,007,236
             VIP Equity-Income                         26,679,954                Flexible Income                         15,823,000
             VIP Contrafund(R)                         64,404,595       Safeco:
     State Street:                                                               RST Core Equity                        $ 7,624,110
             Equity 500 Index                        $185,070,815                RST Growth Opportunities                18,085,664
     American Century:                                                  INVESCO:
             VP Capital Appreciation                  $ 8,369,114                Dynamics                                 $ 137,868
             Equity Income                              1,260,273                Financial Services                         138,000
             Small Cap Value                            1,629,568                Health Sciences                            135,040
             Income & Growth                               93,628                Technology(3)                              104,553
             International Growth                         614,271                Energy                                      44,040
             Ultra                                        714,485       Vanguard:
             Select                                       180,097                Vanguard Short-Term Bond                 $ 506,844
             Strategic Alloc. Aggressive(2)               634,357                Vanguard Explorer                        3,954,492
             Strategic Alloc. Conservative(2)             596,048       AIM:
             Strategic Alloc. Moderate(2)               1,792,869                Basic Value                              $ 166,415
             Small Company                                  1,575                Mid Cap Core Equity                        262,930
     Alger:                                                                      Small Cap Growth                            18,253
             American Growth                         $100,164,334       Ariel:
             American Balanced                          4,039,849                Ariel                                    $ 337,873
             American Leveraged AllCap                  1,327,615                Ariel Appreciation                         539,348
     Calvert:                                                           MFS(R):
             Social Mid-Cap Growth                   $ 10,081,163                International New Discovery              $ 236,434
             Income                                       476,042                Mid-Cap Growth                               9,455
             Social Investment Equity                     302,315                Strategic Value                             44,387
             New Vision Small Cap                          31,019                Value                                          986
     T. Rowe Price:                                                     PIMCO:
             Equity Income                           $ 61,717,940                PEA Renaissance                          $ 263,219
             European Stock                                31,131                PEA Value                                   82,171

     (1) (2) (3) See Note 1, Portfolio substitution & Agreement and  Plan of Reorganization.

5.   Mutual Fund Shares
     Mutual find shares owned at December 31, 2003, are:                T. Rowe Price: (continued)
     OneAmerica Funds:                                                           Int'l Growth & Income                        1,245
             Value                                      3,243,449                Mid-Cap Value                                   65
             Money Market                              31,794,876       PBHG:
             Investment Grade Bond                      2,755,446                Growth II                                  420,950
             Asset Director                             2,780,648                Technology & Communications              2,390,934
     Fidelity:                                                                   Large Cap                                   21,309
             VIP High Income                            3,580,450                Emerging Growth                                 27
             VIP Growth                                 4,421,001       Janus:
             VIP Overseas                               1,533,989                Worldwide Growth                         1,881,723
             VIP Asset Manager                          7,091,837                Flexible Income                          1,287,575
             VIP Equity-Income                          1,155,019       Safeco:
             VIP Contrafund(R)                          2,846,977                RST Core Equity                            294,653
     State Street:                                                               RST Growth Opportunities                   969,583
             Equity 500 Index                          19,496,525       INVESCO:
     American Century:                                                           Dynamics                                    10,362
             VP Capital Appreciation                    1,082,453                Financial Services                           5,339
             Equity Income                                182,386                Health Sciences                              3,212
             Small Cap Value                              212,192                Technology                                   5,380
             Income & Growth                                3,768                Energy                                       2,590
             International Growth                          90,857       Vanguard:
             Ultra                                         31,744                Vanguard Short-Term Bond                    47,452
             Select                                         6,014                Vanguard Explorer                           64,295
             Strategic Alloc. Aggressive (2)              108,028       AIM:
             Strategic Alloc. Conservative (2)            120,512                Basic Value                                  7,109
             Strategic Alloc. Moderate (2)                326,190                Mid Cap Core Equity                         11,793
             Small Company                                    196                Small Cap Growth                               856
     Alger:                                                             Ariel:
             American Growth                            2,550,814                Ariel                                        8,585
             American Balanced                            322,638                Ariel Appreciation                          14,476
             American Leveraged AllCap                     50,485        MFS(R):
     Calvert:                                                                    International New Discovery                 17,280
             Capital Mid-Cap Growth                       449,508                Mid-Cap Growth                               1,401
             Income                                        26,943                Strategic Value                              3,681
             Social Investment Equity                      11,198                Value                                           57
             New Vision Small Cap                           2,070       PIMCO:
     T. Rowe Price:                                                              PEA Renaissance                             14,702
             Equity Income                              3,313,390                PEA Value                                    6,463
             European Stock                                 2,316

     (1) (2) (3) See Note 1, Portfolio substitution & Agreement and  Plan of Reorganization.



6.  Net Assets
     Net Assets at December 31, 2003, are:

                                                                     OneAmerica Funds                                 Fidelity
                                          -----------------------------------------------------------------------  ----------------
                                          -----------------------------------------------------------------------------------------
                                               Value         Money Market        Investment      Asset Director(1)       VIP
                                                                                 Grade Bond                          High Income
                                          ----------------  ---------------- ------------------- ----------------  ----------------
                                          ----------------  ---------------- ------------------- ----------------  ----------------
Proceeds from units sold                    $ 203,077,552     $ 753,212,954       $ 184,178,328     $ 82,648,819      $ 85,158,628
Cost of units redeemed                       (168,364,385)     (724,111,549)       (160,270,104)     (58,952,181)      (61,868,223)
Net investment income                          17,358,463         2,692,602           6,170,716       12,404,208        10,038,584
Net realized gain (loss)                        6,052,701                 -             795,738        2,918,486       (12,096,711)
Realized gain distributions                     1,607,758                 -              26,552          761,065                 -
Unrealized appreciation
(depreciation)                                 12,175,181                 -            (379,155)       6,884,443         3,651,852
                                          ----------------  ---------------- ------------------- ----------------  ----------------
                                          ----------------  ---------------- ------------------- ----------------  ----------------
                                             $ 71,907,270      $ 31,794,007        $ 30,522,075     $ 46,664,840      $ 24,884,130
                                          ================  ================ =================== ================  ================
                                          ================  ================ =================== ================  ================




                                                                                  Fidelity
                                          -----------------------------------------------------------------------------------------
                                          -----------------------------------------------------------------------------------------
                                                VIP               VIP               VIP                VIP               VIP
                                              Growth           Overseas        Asset Manager      Equity-Income      Contrafund(R)
                                          ----------------  ---------------- ------------------- ----------------  ----------------
                                          ----------------  ---------------- ------------------- ----------------  ----------------
Proceeds from units sold                    $ 393,799,356     $ 402,386,736       $ 196,711,770     $ 56,714,615     $ 102,128,250
Cost of units redeemed                       (269,528,870)     (384,011,525)       (118,433,834)     (35,964,464)      (50,447,153)
Net investment income                          29,266,121         4,939,676          30,804,894        4,670,934         8,200,034
Net realized gain (loss)                       11,379,048        (2,791,213)          1,851,427          712,835         4,523,464
Realized gain distributions                    10,213,019         1,605,944           1,394,227          546,034                 -
Unrealized appreciation
(depreciation)                                (37,900,794)        1,785,273          (9,780,513)          93,377         1,445,979
                                          ----------------  ---------------- ------------------- ----------------  ----------------
                                          ----------------  ---------------- ------------------- ----------------  ----------------
                                            $ 137,227,880      $ 23,914,891       $ 102,547,971     $ 26,773,331      $ 65,850,574
                                          ================  ================ =================== ================  ================
                                          ================  ================ =================== ================  ================




                                           State Street                                American Century
                                          ----------------  -----------------------------------------------------------------------
                                          ----------------  -----------------------------------------------------------------------
                                              Equity          VP Capital       Equity Income        Small Cap         Income &
                                             500 Index       Appreciation                             Value            Growth
                                          ----------------  ---------------- ------------------- ----------------  ----------------
                                          ----------------  ---------------- ------------------- ----------------  ----------------
Proceeds from units sold                    $ 433,442,672      $ 26,351,759         $ 1,452,679      $ 2,181,715         $ 102,190
Cost of units redeemed                       (248,878,829)      (16,630,581)           (233,951)        (534,639)           (7,208)
Net investment income                           3,021,445            18,261              26,693           14,336               623
Net realized gain (loss)                       (2,514,598)       (4,332,443)             (4,756)         (31,844)           (1,977)
Realized gain distributions                             -         2,962,118              19,608                -                 -
Unrealized appreciation
(depreciation)                                 (2,973,152)         (662,046)            158,690          318,357            10,745
                                          ----------------  ---------------- ------------------- ----------------  ----------------
                                          ----------------  ---------------- ------------------- ----------------  ----------------
                                            $ 182,097,538       $ 7,707,068         $ 1,418,963      $ 1,947,925         $ 104,373
                                          ================  ================ =================== ================  ================
                                          ================  ================ =================== ================  ================

(1) See Note 1, Portfolio substitution.


6.  Net Assets (continued)
     Net Assets at December 31, 2003, are:

                                                                            American Century
                                          --------------------------------------------------------------------------------------
                                          --------------------------------------------------------------------------------------
                                           International         Ultra           Select        Strategic Alloc. Strategic Alloc.
                                              Growth                                            Aggressive(2)   Conservative(2)
                                          ----------------  ---------------- ----------------  ---------------- ----------------
                                          ----------------  ---------------- ----------------  ---------------- ----------------
Proceeds from units sold                        $ 636,227       $ 1,234,882        $ 202,357       $ 2,011,840       $1,309,935
Cost of units redeemed                            (21,849)         (505,932)         (19,077)       (1,267,416)        (727,610)
Net investment income                               1,031            (7,314)          (2,094)           33,758           46,626
Net realized gain (loss)                           (1,138)           (7,151)          (1,089)         (144,354)         (33,209)
Realized gain distributions                             -                 -                -               530              303
Unrealized appreciation
(depreciation)                                    107,137           131,492           33,705           118,595           67,006
                                          ----------------  ---------------- ----------------  ---------------- ----------------
                                          ----------------  ---------------- ----------------  ---------------- ----------------
                                                $ 721,408         $ 845,977        $ 213,802         $ 752,953         $663,051
                                          ================  ================ ================  ================ ================
                                          ================  ================ ================  ================ ================




                                                  American Century                                 Alger
                                          ---------------------------------- ---------------------------------------------------
                                          --------------------------------------------------------------------------------------
                                          Strategic Alloc.   Small Company      American          American         American
                                            Moderate(2)                          Growth           Balanced      Leveraged AllCap
                                          ----------------  ---------------- ----------------  ---------------- ----------------
                                          ----------------  ---------------- ----------------  ---------------- ----------------
Proceeds from units sold                      $ 2,812,801           $ 1,568    $ 266,371,139       $ 5,064,277      $ 1,586,194
Cost of units redeemed                           (968,388)                -     (178,000,854)       (1,001,365)        (182,091)
Net investment income                              64,393                (2)      16,754,158            32,472          (21,134)
Net realized gain (loss)                         (116,383)                9      (15,291,907)          (75,170)         (60,901)
Realized gain distributions                           479                 -       10,331,798            19,635            5,547
Unrealized appreciation
(depreciation)                                    282,553                55      (15,247,742)          206,068           90,522
                                          ----------------  ---------------- ----------------  ---------------- ----------------
                                          ----------------  ---------------- ----------------  ---------------- ----------------
                                              $ 2,075,455           $ 1,630     $ 84,916,592       $ 4,245,917      $ 1,418,137
                                          ================  ================ ================  ================ ================
                                          ================  ================ ================  ================ ================




                                              Calvert                                                            T.Rowe Price
                                          --------------------------------------------------------------------- ----------------
                                          --------------------------------------------------------------------- ----------------
                                          Social Mid Cap        Income           Social          New Vision      Equity Income
                                              Growth                         Investment Equity    Small Cap
                                          ----------------  ---------------- ---------------------------------- ----------------
                                          ----------------  ---------------- ----------------  ---------------- ----------------
Proceeds from units sold                    $ 144,747,523         $ 775,953        $ 672,152          $ 33,395    $ 126,004,070
Cost of units redeemed                       (133,342,983)         (347,439)        (361,934)           (2,372)     (74,651,993)
Net investment income                           2,127,205            33,777           (4,142)             (226)       8,754,858
Net realized gain (loss)                       (3,450,582)           12,335           (4,026)              221        1,553,314
Realized gain distributions                             -             1,416              265                 1           57,691
Unrealized appreciation
(depreciation)                                    756,482             6,476           59,258             8,365        5,179,379
                                          ----------------  ---------------- ----------------  ---------------- ----------------
                                          ----------------  ---------------- ----------------  ---------------- ----------------
                                             $ 10,837,645         $ 482,518        $ 361,573          $ 39,384     $ 66,897,319
                                          ================  ================ ================  ================ ================
                                          ================  ================ ================  ================ ================

(2) See Note 1, Portfolio substitution.


6.  Net Assets (continued)
6.  Net Assets (continued)
     Net Assets at December 31, 2003, are:

                                           T.Rowe Price                                             PBHG
                                          ---------------------------------------------------  ---------------------------------
                                          ---------------------------------------------------  ---------------------------------
                                             European       Int'l Growth & IncomeMid-Cap          Growth II      Technology &
                                               Stock                              Value                          Communication
                                          ----------------  ---------------- ----------------  ---------------- ----------------
                                          ----------------  ---------------- ----------------  ---------------- ----------------
Proceeds from units sold                         $ 31,182          $ 15,306          $ 1,230      $ 26,352,762     $ 28,523,016
Cost of units redeemed                               (437)           (3,467)               -       (16,669,940)     (17,038,290)
Net investment income                                 288                20               24          (101,795)         352,410
Net realized gain (loss)                               98               (66)               0        (5,000,440)      (8,877,643)
Realized gain distributions                             -                 -                -                 -        1,926,671
Unrealized appreciation
(depreciation)                                      9,024               981               60          (442,653)         326,072
                                          ----------------  ---------------- ----------------  ---------------- ----------------
                                          ----------------  ---------------- ----------------  ---------------- ----------------
                                                 $ 40,155          $ 12,774          $ 1,314       $ 4,137,934      $ 5,212,236
                                          ================  ================ ================  ================ ================
                                          ================  ================ ================  ================ ================




                                               PBHG                               Janus                             SAFECO
                                          ---------------------------------- ---------------------------------- ----------------
                                          ---------------------------------- ---------------------------------- ----------------
                                             Large Cap         Emerging         Worldwide         Flexible            RST
                                                                Growth           Growth            Income         Core Equity
                                          ----------------  ---------------- ----------------  ---------------- ----------------
                                          ----------------  ---------------- ----------------  ---------------- ----------------
Proceeds from units sold                        $ 318,270             $ 309    $ 226,322,260      $ 36,316,392     $ 13,291,320
Cost of units redeemed                            (71,466)               (1)    (162,386,567)      (22,744,858)      (5,476,001)
Net investment income                                (229)               (3)       3,659,238         1,920,691          313,777
Net realized gain (loss)                           (7,314)               (1)      (9,587,695)          330,775         (504,879)
Realized gain distributions                         1,687                 -                -                 -                -
Unrealized appreciation
(depreciation)                                     13,905                53       (9,421,158)          258,812       (1,038,611)
                                          ----------------  ---------------- ----------------  ---------------- ----------------
                                          ----------------  ---------------- ----------------  ---------------- ----------------
                                                $ 254,853             $ 357     $ 48,586,078      $ 16,081,812      $ 6,585,606
                                          ================  ================ ================  ================ ================
                                          ================  ================ ================  ================ ================




                                              Safeco            INVESCO
                                          ----------------  --------------------------------------------------------------------
                                          ----------------  --------------------------------------------------------------------
                                            RST Growth         Dynamics         Financial      Health Sciences   Technology(3)
                                           Opportunities                        Services
                                          ----------------  ---------------- ----------------  ---------------- ----------------
                                          ----------------  ---------------- ----------------  ---------------- ----------------
Proceeds from units sold                     $ 57,045,131         $ 140,244        $ 168,304         $ 152,443        $ 206,549
Cost of units redeemed                        (37,762,981)           (1,120)         (29,441)          (13,809)         (99,981)
Net investment income                           2,128,112            (1,029)            (615)           (1,326)          (1,343)
Net realized gain (loss)                       (3,382,998)             (227)            (248)           (2,268)            (672)
Realized gain distributions                        58,400                 -                -                 -                -
Unrealized appreciation
(depreciation)                                    763,035            14,866           19,620            19,953           27,856
                                          ----------------  ---------------- ----------------  ---------------- ----------------
                                          ----------------  ---------------- ----------------  ---------------- ----------------
                                             $ 18,848,699         $ 152,734        $ 157,620         $ 154,993        $ 132,409
                                          ================  ================ ================  ================ ================
                                          ================  ================ ================  ================ ================

(3) See Note 1, Agreement and Plan of Reorganization.


6.  Net Assets (continued)
     Net Assets at December 31, 2003, are:
6.  Net Assets (continued)

                                              INVESCO          Vanguard                                      AIM
                                          ----------------  ---------------------------------  ---------------------------------
                                          ----------------  ---------------------------------  ---------------------------------
                                              Energy          Short-Term        Explorer         Basic Value     Mid Cap Core
                                                                 Bond                                               Equity
                                          ----------------  ---------------- ----------------  ---------------- ----------------
                                          ----------------  ---------------- ----------------  ---------------- ----------------
Proceeds from units sold                         $ 80,670         $ 784,386     $ 43,972,297         $ 315,031        $ 352,503
Cost of units redeemed                            (37,831)         (285,760)     (40,437,473)         (145,566)         (88,185)
Net investment income                              (1,034)            6,701          (22,875)           (1,903)          (2,631)
Net realized gain (loss)                            2,235            (1,391)         442,543            (1,147)           1,156
Realized gain distributions                             -             2,908                -                 -               87
Unrealized appreciation
(depreciation)                                      8,712            (4,816)         264,368            41,455           54,543
                                          ----------------  ---------------- ----------------  ---------------- ----------------
                                          ----------------  ---------------- ----------------  ---------------- ----------------
                                                 $ 52,752         $ 502,028      $ 4,218,860         $ 207,870        $ 317,473
                                          ================  ================ ================  ================ ================
                                          ================  ================ ================  ================ ================




                                                AIM              Ariel                              MFS(R)
                                          ----------------  ---------------------------------  ---------------------------------
                                          ----------------  ---------------------------------  ---------------------------------
                                             Small Cap           Ariel            Ariel         International       Mid-Cap
                                              Growth                          Appreciation      New Discovery       Growth
                                          ----------------  ---------------- ----------------  ---------------- ----------------
                                          ----------------  ---------------- ----------------  ---------------- ----------------
Proceeds from units sold                         $ 22,143         $ 388,816        $ 605,185         $ 351,131         $ 12,391
Cost of units redeemed                             (4,095)          (52,138)         (64,626)         (115,492)          (2,883)
Net investment income                                (131)           (2,474)          (3,399)           (1,549)             (67)
Net realized gain (loss)                              336             2,471            1,936             1,257               14
Realized gain distributions                             -             1,198              252             1,087                -
Unrealized appreciation
(depreciation)                                      3,753            49,492           87,478            76,334            1,486
                                          ----------------  ---------------- ----------------  ---------------- ----------------
                                          ----------------  ---------------- ----------------  ---------------- ----------------
                                                 $ 22,006         $ 387,365        $ 626,826         $ 312,768         $ 10,941
                                          ================  ================ ================  ================ ================
                                          ================  ================ ================  ================ ================




                                                MFS                               PIMCO
                                          ---------------------------------- ----------------------------------
                                          ---------------------------------- ----------------------------------
                                             Strategic           Value             PEA            PEA Value
                                               Value                           Renaissance
                                          ----------------  ---------------- ----------------  ----------------
                                          ----------------  ---------------- ----------------  ----------------
Proceeds from units sold                         $ 45,602           $ 1,097        $ 308,526          $ 94,290
Cost of units redeemed                             (1,000)             (143)         (52,425)          (15,020)
Net investment income                              (3,048)             (347)          (1,961)             (242)
Net realized gain (loss)                              107                31            6,351             2,795
Realized gain distributions                         2,726               348            2,726               348
Unrealized appreciation
(depreciation)                                      7,886               172           78,009            18,657
                                          ----------------  ---------------- ----------------  ----------------
                                          ----------------  ---------------- ----------------  ----------------
                                                 $ 52,273           $ 1,158        $ 341,228         $ 100,828
                                          ================  ================ ================  ================

                              FINANCIAL HIGHLIGHTS

The following information represents the ratio of gross income (i.e. dividend income) to average net assets expressed as a percent. Ratios for funds commencing during the year are annualized. This information pertains to the years ended 2003, 2002, and 2001 or from commencement date. A zero ratio indicates no gross income has been received during the year.


                                            2003     2002     2001                                         2003     2002    2001
                                           -------- -------- --------                                     -------  ------- --------
                                           -------- -------- --------                                     -------  ------- --------
OneAmerica Funds:
Value                                       1.0%     1.1%     1.3%       T. Rowe Price:
Money Market                                0.6%     1.2%     3.5%       Equity Income                     1.7%     1.6%    1.5%
Investment Grade Bond                       4.2%     5.2%     5.6%       European Stock                    2.6%     N/A      N/A
Asset Director(1)                           1.9%     2.4%     2.8%       Int'l Growth & Income             2.1%     N/A      N/A
Asset Director (Class S)(1)                 1.9%     1.9%     1.3%       Mid-Cap Value                    16.3%     N/A      N/A
Fidelity:                                                                PBHG:
High Income                                 6.7%     10.7%    11.6%      Growth II                         0.0%     0.0%    0.0%
Growth                                      0.3%     0.3%     0.1%       Technology & Communications       0.0%     0.0%    0.0%
Overseas                                    0.7%     0.8%     5.1%       Large Cap                         1.7%     0.0%    0.5%
Asset Manager                               3.5%     3.9%     4.0%       Emerging Growth                   0.0%     0.0%    0.0%
Equity-Income                               1.7%     1.7%     1.6%       Janus:
Contrafund                                  0.4%     0.8%     0.8%       Worldwide Growth                  1.1%     0.9%    0.5%
State Street:                                                            Flexible Income                   4.8%     5.1%    5.8%
Equity 500 Index                            1.3%     1.4%     2.0%       Safeco:
American Century:                                                        RST Core Equity                   1.0%     1.2%    0.8%
VP Capital Appreciation                     0.0%     0.0%     0.0%       RST Growth Opportunities          0.0%     0.0%    0.0%
Equity Income                               3.1%     3.0%     1.3%       INVESCO:
Small Cap Value                             0.7%     0.0%     0.3%       Dynamics                          0.0%     0.0%    0.0%
Income & Growth                             1.9%     1.9%     1.4%       Financial Services                0.8%     0.3%    0.9%
International Growth                        1.2%     5.3%     0.0%       Health Sciences                   0.0%     0.0%    0.0%
Ultra                                       0.0%     2.8%     0.0%       Technology(3)                     0.0%     0.0%    0.0%
Select                                      0.0%     1.6%     0.0%       Energy                            0.0%     0.0%    0.0%
Strategic Alloc.Aggressive(2)               1.4%     0.8%      N/A       Vanguard:
Strategic Alloc.Conservative(2)             1.7%     4.1%      N/A       Short-Term Bond                   3.1%     2.5%    0.0%
Strategic Alloc.Moderate(2)                 1.5%     2.8%      N/A       Explorer                          0.0%     0.1%    0.0%
Strategic Alloc. Aggressive (Class S) (2)   1.4%     0.8%     2.7%       AIM:
Strategic Alloc. Conservative (Class S) (2) 1.7%     2.5%     3.7%       Basic Value                       0.0%     0.0%     N/A
Strategic Alloc. Moderate (Class S) (2)     1.5%     1.7%     3.0%       Mid Cap Core Equity               0.0%     0.0%     N/A
Small Company                               0.0%      N/A      N/A       Small Cap Growth                  0.0%     0.0%     N/A
Alger:                                                                   Ariel:
American Growth                             0.0%     0.0%     0.3%       Ariel                             0.0%     0.0%     N/A
American Balanced                           2.0%     1.5%     1.2%       Ariel Appreciation                0.0%     0.0%     N/A
American Leveraged AllCap                   0.0%     0.0%     0.0%       MFS(R):
Calvert:                                                                 International New Discovery       0.8%     0.0%     N/A
Social Mid-Cap Growth                       0.0%     0.0%     0.0%       Mid-Cap Growth                    0.0%     0.0%     N/A
Income                                      9.0%     11.7%     N/A       Strategic Value                   0.1%     0.0%     N/A
Social Investment Equity                    0.0%     0.3%      N/A       Value                             1.4%     N/A      N/A
New Vision Small Cap                        0.0%     5.2%      N/A       PIMCO:
                                                                         PEA Renaissance                   0.0%     0.0%     N/A
                                                                         PEA Value                         0.8%     0.0%     N/A
(1) (2) (3) See Note 1, Portfolio substitution & Agreement and Plan of Reorganization.

FINANCIAL STATEMENTS OF THE DEPOSITOR

     The combined financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2003 and 2002, are included in this Statement of Additional Information. The financial statements of OneAmerica Financial Partners, Inc. should be distinguished from financial statements of AUL or its Separate Account and should be considered only as bearing upon AUL's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


OneAmerica Financial
Partners, Inc.
Report of Independent Auditors
On Financial Statements
As of December 31, 2003 and 2002 and
for the years then ended

                        REPORT OF INDEPENDENT AUDITORS


Report of Independent Auditors


To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.


In our opinion, the accompanying combined balance sheets and the related combined statements of operations, changes in shareholder's equity and comprehensive income, and cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and its subsidiaries and affiliates (the Company) at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/S/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

March 8, 2004

OneAmerica Financial Partners, Inc.


Combined Balance Sheets
December 31                                                                 2003         (in millions)          2002

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Assets
Investments:
    Fixed maturities - available-for-sale at fair value                $ 5,199.8                           $ 4,797.3
    Equity securities at fair value                                         40.7                                15.4
    Mortgage loans                                                       1,323.2                             1,286.5
    Real estate                                                             43.9                                45.3
    Policy loans                                                           169.1                               168.0
    Short-term and other invested assets                                    18.9                                24.1
    Cash and cash equivalents                                              161.0                               152.7

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total investments                                                  6,956.6                             6,489.3

Accrued investment income                                                   76.1                                73.6
Reinsurance receivables                                                  1,611.8                             1,584.7
Deferred acquisition costs                                                 477.1                               427.0
Property and equipment                                                      68.8                                78.6
Insurance premiums in course of collection                                  40.2                                53.6
Other assets                                                               102.2                                44.8
Assets held in separate accounts                                         4,708.0                             3,456.5

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total assets                                                    $ 14,040.8                          $ 12,208.1

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Liabilities and shareholder's equity
Liabilities
    Policy reserves                                                    $ 6,855.5                           $ 6,436.8
    Other policyholder funds                                               260.5                               268.8
    Pending policyholder claims                                            327.6                               430.0
    Surplus notes and notes payable                                        275.0                                75.0
    Other liabilities and accrued expenses                                 354.4                               333.7
    Deferred gain on indemnity reinsurance                                  98.7                               107.1
    Liabilities related to separate accounts                             4,708.0                             3,456.5

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total liabilities                                                 12,879.7                            11,107.9

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Shareholder's equity
    Common stock, no par value - authorized
      1,000 shares; issued and outstanding 100 shares                          -                                   -
    Retained earnings                                                    1,008.6                               947.1
    Accumulated other comprehensive income:
      Unrealized appreciation of securities, net of tax                    152.5                               159.6
      Minimum pension liability, net of tax                                    -                                (6.5)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total shareholder's equity                                         1,161.1                             1,100.2

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total liabilities and shareholder's equity                      $ 14,040.8                          $ 12,208.1

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

This accompanying notes are an integral part of the financial statements.

OneAmerica Financial Partners, Inc.
Combined Statements of Operations

Year ended December 31                                                      2003 (in millions)         2002

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Revenues:
    Insurance premiums and other considerations                          $ 444.3                    $ 607.6
    Policy and contract charges                                            110.5                      105.8
    Net investment income                                                  437.5                      467.5
    Realized investment losses                                              (1.6)                     (11.1)
    Other income                                                            13.7                       13.0

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

      Total revenues                                                     1,004.4                    1,182.8

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Benefits and expenses:
    Policy benefits                                                        393.3                      562.0
    Interest expense on annuities and financial products                   190.7                      200.6
    General operating expenses                                             179.6                      186.6
    Commissions                                                             42.8                      113.2
    Amortization                                                            79.9                       69.3
    Dividends to policyholders                                              30.8                       28.9
    Interest expense on surplus notes and notes payable                      9.1                        5.8

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

      Total benefits and expenses                                          926.2                    1,166.4

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Income before income tax expense                                            78.2                       16.4
Income tax expense                                                          16.7                        7.3

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

      Net income                                                          $ 61.5                      $ 9.1

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

This accompanying notes are an integral part of the financial statements.

OneAmerica Financial Partners, Inc.
Combined Statements of Changes in Shareholder's Equity and Comprehensive Income




                                                                                     Accumulated Other
                                                                                  Comprehensive Income
                                                                             -----------------------------------
                                                                                Unrealized         Minimum
                                                                               Appreciation        Pension
                                                  Common        Retained      of Securities,      Liability,
(in millions)                                     Stock         Earnings        net of tax        net of tax         Total


------------------------------------------------------------------------------------------------------------------------------

Balances, December 31, 2001                          $ -          $ 938.0            $ 41.9              $ -          $ 979.9
Comprehensive income:
    Net income                                         -              9.1                 -                -              9.1
    Other comprehensive income (loss)                  -                -             117.7             (6.5)           111.2
                                                                                                             -----------------
Total comprehensive income                                                                                              120.3

------------------------------------------------------------------------------------------------------------------------------

Balances, December 31, 2002                            -            947.1             159.6             (6.5)         1,100.2
Comprehensive income:
    Net income                                         -             61.5                 -                -             61.5
    Other comprehensive income (loss)                  -                -              (7.1)             6.5             (0.6)
                                                                                                             -----------------
Total comprehensive income                                                                                               60.9

------------------------------------------------------------------------------------------------------------------------------

Balances, December 31, 2003                          $ -        $ 1,008.6           $ 152.5              $ -        $ 1,161.1

------------------------------------------------------------------------------------------------------------------------------

This accompanying notes are an integral part of the financial statements.
                                       5

OneAmerica Financial Partners, Inc.
Combined Statements of Cash Flows



Year ended December 31                                                          2003         (in millions)       2002

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash flows from operating activities:

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net income                                                                    $ 61.5                            $ 9.1
Adjustments to reconcile net income to net cash:
      Amortization                                                              79.9                             69.3
      Depreciation                                                              16.2                             16.5
      Deferred taxes                                                            32.3                            (26.5)
      Realized investment losses                                                 1.6                             11.1
      Policy acquisition costs capitalized                                    (127.2)                          (106.3)
      Interest credited to deposit liabilities                                 190.3                            194.8
      Fees charged to deposit liabilities                                      (47.2)                           (44.1)
      Amortization and accrual of investment income                            (11.5)                           (17.8)
      Increase in insurance liabilities                                        100.0                            104.7
      Increase in other assets                                                 (60.3)                          (127.9)
      Increase (decrease) in other liabilities                                 (13.9)                           113.4

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net cash provided by operating activities                                      221.7                            196.3

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
    Purchases:
      Fixed maturities, held-to-maturity                                           -                            (29.4)
      Fixed maturities, available-for-sale                                  (1,567.1)                        (1,584.0)
      Equity securities                                                        (25.5)                            (5.6)
      Mortgage loans                                                          (176.6)                          (128.3)
      Real estate                                                               (3.0)                            (6.4)
      Short-term and other invested assets                                      (2.3)                               -
    Proceeds from sales, calls or maturities:
      Fixed maturities, held-to-maturity                                           -                            161.8
      Fixed maturities, available-for-sale                                   1,155.9                          1,563.5
      Equity securities                                                          5.3                             13.0
      Mortgage loans                                                           139.7                            179.4
      Real estate                                                                3.6                              0.6
      Short-term and other invested assets                                       7.4                              2.5
    Purchase acquisition, net of cash acquired                                 (25.7)                               -
    Transfer of reserves from reinsurance transaction                              -                           (574.5)
    Proceeds from reinsurance transaction                                          -                            191.7

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net cash used by investing activities                                         (488.3)                          (215.7)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
      Proceeds for the issuance of notes payable                               200.0                                -
      Deposits to insurance liabilities                                      1,459.8                          1,304.0
      Withdrawals from insurance liabilities                                (1,383.8)                        (1,304.1)
      Other                                                                     (1.1)                             4.3

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net cash provided by financing activities                                      274.9                              4.2

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)  in cash and cash equivalents                             8.3                            (15.2)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents beginning of year                                    152.7                            167.9

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents end of year                                        $ 161.0                          $ 152.7

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

This accompanying notes are an integral part of the financial statements.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements

1.   Significant Accounting Policies



Nature of Operations and Business Presentation



OneAmerica Financial Partners, Inc. (OneAmerica or the Company), is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC). On December 17, 2000, American United Life Insurance Company (AUL) reorganized and formed a mutual insurance holding company, AUMIHC, and an intermediate stock holding company, OneAmerica. As part of the reorganization, AUL converted from a mutual insurance company to a stock insurance company through a non-cash transaction and OneAmerica became the parent of AUL.


Upon conversion to a stock company, all outstanding shares of AUL stock were issued to AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL.


OneAmerica owns 100 percent of AUL, which is an Indiana-domiciled stock life insurance company with headquarters in Indianapolis. AUL is licensed to do business in 49 states and the District of Columbia, and is an authorized reinsurer in all states. AUL offers individual life and annuity products through its general and career agents, personal producing general agents and independent brokers. AUL's qualified group retirement plans, tax-deferred annuities and other nonmedical group products are marketed through regional representatives, agents and brokers. The combined financial statements of the Company include the accounts of OneAmerica; its affiliate, The State Life Insurance Company (State
Life); and its subsidiaries, AUL, OneAmerica Securities Inc., AUL Reinsurance Management Services, LLC, CNL Financial Corporation (CNL), Pioneer Mutual Life Insurance Company (PML ) and R.E. Moulton, Inc (Moulton). Significant intercompany transactions have been eliminated.


The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). AUL, State Life, PML and the insurance subsidiaries of CNL file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 12 - Statutory Information.



The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Investments

Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes. All investments are now categorized as available-for-sale. Equity securities are stated at fair value.


During 2002, it was necessary for the Company to liquidate certain of its investments, which had previously been classified as held-to-maturity. These bonds were sold in connection with the Employers Reinsurance Corporation (ERC) transaction as discussed in Note 2 - Acquisitions and Other Significant Transactions. In July 2002, all held-to-maturity securities, totaling approximately $1,099.3 million, were reclassified as available-for-sale as a result of the changed capital structure of the Company subsequent to the reinsurance transaction. This reclassification resulted in a net of tax adjustment of approximately $42 million as of July 1, 2002, as unrealized gains in other comprehensive income.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


1.   Significant Accounting Policies, continued

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment real estate is net of accumulated depreciation of $40.7 million and $39.2 million at December 31, 2003 and 2002, respectively. Depreciation expense for investment real estate amounted to $2.4 million for each of 2003 and 2002. Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other than temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.


Deferred Policy Acquisition Costs

Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable agency expenses. These costs are amortized with interest as follows:

* For participating whole life insurance products, over the lesser of 30 years or the lifetime of the policy in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

* For universal life-type policies and investment contracts, over the lesser of the lifetime of the policy or 30 years for life policies or 20 years for other policies in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

* For term life insurance products, over the lesser of the benefit period or 30 years for term life in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

* For miscellaneous group life and individual and group health policies, straight line over the expected life of the policy.

* For credit insurance policies, the deferred acquisition cost balance is primarily equal to the unearned premium reserve multiplied by the ratio of deferrable commissions to premiums written.

Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly. For universal life-type contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued

1.   Significant Accounting Policies, continued

Assets Held in Separate Accounts

Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.


Property and Equipment

Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $87.7 million and $75.7 million as of December 31, 2003 and 2002, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life. Depreciation expense for 2003 and 2002 was $13.8 million and $14.1 million, respectively.


Premium Revenue and Benefits to Policyholders

The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.


Reserves for Future Policy and Contract Benefits

Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate, and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for term life insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality and withdrawals. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group and credit products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.


Income Taxes

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.


Comprehensive Income

Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, net unrealized gains (losses) on available-for-sale securities and changes in the minimum pension liability.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued



1.   Significant Accounting Policies, continued


Derivatives

The Company has adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments and hedging activities, and requires recognition of all derivatives as either assets or liabilities measured at fair value.

In April 2003, the FASB's Deriviative Implementation Group (DIG) released SFAS No. 133 Implementation Issue No. 36, "Embedded Derivatives: Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Risk Exposure that are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of that Instrument" (DIG B36). DIG B36 addresses whether SFAS 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposure that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Examples of arrangements containing embedded derivatives are: modified coinsurance, coinsurance with funds withheld, reinsurance agreements, and other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index. Under DIG B36, these items require bifurcation. The Company's adoption of DIG B36 in 2003 did not have a material effect on the Company's financial statements.


Goodwill and Other Intangible Assets

SFAS No. 141, "Business Combinations" (SFAS No. 141), requires the Company to account for all business combinations within the scope of the statement under the purchase method except for mergers of mutual companies. SFAS No. 142, "Goodwill and Other Intangible Assets", requires that an intangible asset acquired either individually or with a group of other assets shall initially be recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets shall be tested for impairment at least annually in accordance with the statement. The Company performed this test during 2003 and determined the carrying value of goodwill was not impaired.

The Company has ceased the amortization of goodwill as of January 1, 2002. Goodwill amounted to $4.3 million at December 31, 2002, and is included in "other assets." In 2003, the amount of goodwill increased by $17.2 million due to the acquisition of Moulton and total goodwill at December 31, 2003 is now $21.5 million. Other intangible assets totaled $9.1 million and $3.2 million at December 31, 2003 and 2002, respectively. The amortization of intangible assets with a finite life was $2.1 million and $4.3 million for 2003 and 2002, respectively. Amortization expense for other intangible assets for the next five years is expected to be as follows; $5.7 million, 2004; $1.2 million, 2005; $.8 million, 2006; $.5 million, 2007; $.4 million, 2008.


New Accounting Pronouncements

In July 2003, the Accounting Standards Executive Committee issued a Statement of Position entitled, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP
03-01) which becomes effective in 2004. SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. It also provides guidance on accounting for guaranteed minimum death benefits and for determining the classification of reinsurance contracts as either primarily investment or insurance at inception. In addition, SOP 03-01 provides further guidance on the deferral of sales inducements. The Company is currently assessing the effect that adoption of SOP 03-01 will have on its combined financial statements and does not expect its effect to be material.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


1.  Significant Accounting Policies, continued

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." SFAS No. 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives) and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS No. 149 did not have a material impact on the Company's combined financial statements.

In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity." SFAS No. 150 establishes standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. It requires that an issuer classify a financial instrument that is within its scope as a liability (or an asset in some circumstances). Many of those instruments were previously classified as equity. SFAS No. 150 is effective for financial instruments entered into or modified after May 31, 2003. The Company believes that the adoption of SFAS No. 150 will not have a material impact on the Company's combined financial statements.


2.  Acquisitions and Other Significant Transactions

In October 2003, OneAmerica issued $200 million 7% senior notes due in 2033. The proceeds are intended to be used for general corporate purposes, including possible acquisitions, mergers, combinations or similar arrangements. Refer to
Note 10 - Surplus Notes, Notes Payable and Lines of Credit for further detail. OneAmerica utilized a portion of the proceeds in October 2003 to acquire R.E. Moulton, Inc., a medical stop-loss managing general underwriter for approximately $27 million.

In January 2002, Pioneer Mutual Life Insurance Company (PML) of Fargo, North Dakota, joined AUMIHC as a wholly owned subsidiary of OneAmerica. Simultaneous with the merger, PML converted to a stock insurance company. The policyholders of PML became members of AUMIHC upon completion of the reorganization in 2002, while their contract rights remain with PML. This transaction involved the combination of two "mutual enterprises" and was accounted for as a pooling of interests in accordance with SFAS No. 141.

On July 1, 2002, Employers Reinsurance Corporation ("ERC") began reinsuring the majority of the Company's reinsurance operations, including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERC. The transaction included a transfer of reserves to ERC of approximately $574.5 million and ERC paid a ceding commission to the Company of approximately $174.3 million, net of certain assets sold. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in trust was $714.6 million at December 31, 2003.

As a result of the ERC transaction, an adjusted deferred gain of approximately $107 million was generated, and was recorded as a deferred gain on the Company's balance sheet in accordance with the requirements of SFAS 113, "Reporting for Reinsurance of Short-Duration and Long-Duration Contracts." The gain will be amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. In 2003, the deferred gain was adjusted by $2.9 million as part of a settlement related to the transaction. The Company recognized approximately $5 million and $3 million of deferred gain amortization in 2003 and 2002, respectively, which is included in other income.

In 2002, the Company implemented a cost reduction program which included the termination of certain personnel. This program resulted in additional expenses of approximately $4 million for 2002.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued

3.   Investments

The amortized cost and fair value of investments in fixed maturity securities by type of investment were as follows:



                                                               December 31, 2003

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                Gross       Gross         Estimated
                                                               Amortized      Unrealized  Unrealized     Fair Value
                                                                  Cost          Gains      Losses
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

Available-for-sale:                                                                       (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                             $ 180.9       $ 10.2        $ 1.0      $ 190.1
Corporate securities                                                3,427.5        288.6         13.4      3,702.7
Mortgage-backed securities                                          1,262.5         52.4          7.9      1,307.0

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

                                                                  $ 4,870.9      $ 351.2       $ 22.3    $ 5,199.8

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------


                                                               December 31, 2002

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                Gross       Gross         Estimated
                                                               Amortized      Unrealized  Unrealized     Fair Value
                                                                  Cost          Gains      Losses

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

Available-for-sale:                                                                       (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                           $   122.3       $ 12.6          $ -      $ 134.9
Corporate securities                                                2,986.2        280.7         35.3      3,231.6
Mortgage-backed securities                                          1,343.4         87.5          0.1      1,430.8

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

                                                                  $ 4,451.9      $ 380.8       $ 35.4    $ 4,797.3

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------


The following table shows our fixed maturity securities' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2003.




---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                              Less Than 12 Months             12 Months or More            Total
                                            ---------------------------  --------------------------  ----------------------------
                                            -------------------------------------------------------------------------------------
Description of Securities                        Fair       Unrealized         Fair     Unrealized       Fair        Unrealized
                                                Value         Losses          Value       Losses         Value         Losses
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                                        (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                          $ 49.6          $ 1.0           $ -           $ -        $ 49.6           $ 1.0
Corporate securities                              511.6           12.8          14.3           0.6         525.9            13.4
Mortgage-backed securities                        278.6            7.9           0.8             -         279.4             7.9
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

                                                $ 839.8         $ 21.7        $ 15.1         $ 0.6       $ 854.9          $ 22.3

---------------------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


3.  Investments, continued

In evaluating whether a decline in value is other than temporary, management considers several factors including, but not limited to; 1) the Company's ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer.

The amortized cost and fair value of fixed maturity securities at December 31, 2003, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                                       Available-for-Sale
                                                                                         ------------------------------------------
                                                                                         ------------------------------------------
(in millions)                                                                                   Amortized Cost         Fair Value

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Due in one year or less                                                                                $ 91.9               $ 93.7
Due after one year through five years                                                                 1,173.1              1,262.0
Due after five years through 10 years                                                                 1,585.6              1,709.1
Due after 10 years                                                                                      757.8                828.0

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      3,608.4              3,892.8
Mortgage-backed securities                                                                            1,262.5              1,307.0

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    $ 4,870.9            $ 5,199.8

Net investment income consisted of the following:

Years ended December 31                                                                               2003 (in millions)        2002

-----------------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities                                                                          $ 317.6                   $ 340.7
Equity securities                                                                                      0.7                       0.8
Mortgage loans                                                                                       104.8                     108.1
Real estate                                                                                           11.6                      11.6
Policy loans                                                                                          10.6                      11.1
Other                                                                                                 10.9                      12.7

-----------------------------------------------------------------------------------------------------------------------------------

Gross investment income                                                                              456.2                     485.0
Investment expenses                                                                                   18.7                      17.5

-----------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                                              $ 437.5                   $ 467.5

-----------------------------------------------------------------------------------------------------------------------------------



Proceeds from the sales of investments in fixed maturities during 2003 and 2002 were approximately $364.5 million and $1,218.2 million, respectively. Gross gains of $15.3 million and $37.7 million, and gross losses of $8.7 million and $22.4 million were realized in 2003 and 2002, respectively. The change in unrealized appreciation of fixed maturities amounted to approximately ($16.5) million and $259.8 million in 2003 and 2002, respectively.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


3.  Investments, continued


The Company has reported approximately $3.9 and $23.2 million in realized losses related to a decline in fair value below amortized cost that is deemed to be an other than temporary decline on $11.5 and $49.6 million of investments in fixed maturities and mortgages in 2003 and 2002, respectively. The Company does not continue to accrue income on those investments deemed uncollectible.

Realized investment gains (losses) consisted of the following:



Years ended December 31                                                                 2003     (in millions)        2002

---------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities                                                              $ 6.6                        $ 15.3
Equity securities                                                                        0.4                          (3.0)
Other securities                                                                        (4.7)                         (0.2)
Other-than-temporary impairment                                                         (3.9)                        (23.2)

---------------------------------------------------------------------------------------------------------------------------

Realized investment losses                                                            $ (1.6)                      $ (11.1)


At December 31, 2003 and 2002, respectively, the net unrealized gain on equity securities was approximately $5.8 million and $.1 million. The net unrealized gain is comprised of all unrealized gains and no unrealized losses and has been reflected directly in equity. The change in the unrealized appreciation of equity securities amounted to approximately $5.7 million and $1.2 million in 2003 and 2002, respectively.

The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2003, the largest geographic concentrations of commercial mortgage loans were in California, Florida and Illinois, where approximately 23 percent of the portfolio was invested. A total of 33 percent of the mortgage loans have been issued on retail properties, primarily backed by long-term leases or guarantees from strong credits.

The Company had outstanding mortgage loan commitments at December 31, 2003, of approximately $49 million.

There were four investments that were non-income-producing at December 31, 2003, with a book value of $1.1 million.


4.   Other Comprehensive Income

Accumulated other comprehensive income consisted of the following:



At December 31                                                                     2003 (in millions)         2002

-----------------------------------------------------------------------------------------------------------------------

Unrealized appreciation:
      Fixed maturity securities                                                 $ 328.9                    $ 345.4
      Equity securities                                                             5.8                        0.1
Valuation allowance                                                               (99.6)                    (100.3)
Deferred taxes                                                                    (82.6)                     (85.6)
                                                                          --------------             --------------
Total unrealized appreciation, net of tax                                         152.5                      159.6
Minimum pension liability, net of tax                                                 -                       (6.5)

-----------------------------------------------------------------------------------------------------------------------

Accumulated other comprehensive income                                          $ 152.5                    $ 153.1

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


4. Other Comprehensive Income, continued

The components of comprehensive income, other than net income, are illustrated below:


Years ended December 31                                                                        2003 (in millions)          2002

--------------------------------------------------------------------------------------------------------------------------------

Other comprehensive income, net of tax:
Minimum pension liability adjustment,
    net of tax-2003, ($3.5); 2002, $3.5                                                       $ 6.5                      $ (6.5)
Unrealized appreciation on securities,
    net of tax-2003, $3.3; 2002, ($59.8)                                                       (6.2)                      127.8
Reclassification adjustment for gains (losses)
    included in net income,
    net of tax-2003, $.5; 2002, $5.4                                                           (0.9)                      (10.1)

--------------------------------------------------------------------------------------------------------------------------------

    Other comprehensive income, net of tax                                                   $ (0.6)                    $ 111.2

--------------------------------------------------------------------------------------------------------------------------------


5.   Deferred Policy Acquisition Costs


The balances of and changes in deferred policy acquisition costs are as follows:

Years ended December 31                                                                            2003 (in millions)     2002
-------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                                      $ 427.0                $ 661.8
Capitalization of deferred acquisition costs                                                      127.2                  106.3
Amortization of deferred acquisition costs                                                        (77.8)                 (65.0)
Change in valuation allowance                                                                       0.7                  (79.1)
Disposition from reinsurance transaction                                                              -                 (197.0)
                                                                                         ---------------             ----------
Balance, end of year                                                                         $    477.1                 $427.0

-------------------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


6.   Insurance Liabilities


Insurance liabilities consisted of the following:



                                                                                                         (in millions)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Withdrawal        Mortality or
                                                     Assumption        Morbidity            Interest              December 31,
                                                                       Assumption        Rate  Assumption       2003        2002

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Future policy benefits:
      Participating whole life contracts                Company            Company       2.5% to 6.0%          $ 871.0     $ 822.4
                                                        experience         experience
      Universal life-type contracts                       n/a               n/a               n/a                572.2       560.7
      Other individual life contracts                    Company          Company        2.5% to 8.0%            581.9       547.9
                                                        experience        experience
      Accident and health                                 n/a             Company             n/a                386.3       323.8
                                                                          experience
      Annuity products                                    n/a               n/a               n/a              3,910.4     3,721.0
      Group life and health                               n/a               n/a               n/a                533.7       461.0
Other policyholder funds                                  n/a               n/a               n/a                260.5       268.8
Pending policyholder claims                               n/a               n/a               n/a                327.6       430.0

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

      Total insurance liabilities                                                                            $ 7,443.6    $7,135.6

-----------------------------------------------------------------------------------------------------------------------------------


Participating life insurance policies represent approximately 48 percent and 54 percent of the net individual life insurance in force at December 31, 2003 and 2002, respectively. Participating policies represented approximately 97 percent and 47 percent of life premium income for 2003 and 2002, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


7.   Employees' and Agents' Benefit Plans


The Company has a noncontributory defined benefit pension plan covering substantially all employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. Contributions made to the plan were $15.5 million in 2003 and $6.6 million in 2002. Benefits paid in 2003 and 2002 were $8.3 million and $9.3 million, respectively. The following benefit information for the employees' defined benefit plan was determined by independent actuaries as of December 31, 2003 and 2002, respectively.




                                                                                            2003 (in millions)         2002

----------------------------------------------------------------------------------------------------------------------------

Actuarial present value of benefits
    for the employees' defined benefit plan                                               $ 75.5                     $ 65.0
Fair value of plan assets                                                                   62.5                       44.7

----------------------------------------------------------------------------------------------------------------------------

Funded status (deficit)                                                                  $ (13.0)                   $ (20.3)

----------------------------------------------------------------------------------------------------------------------------

Net periodic pension cost                                                                  $ 6.0                      $ 4.5

----------------------------------------------------------------------------------------------------------------------------


The Company was required to charge $6.5 million (net of tax) to other comprehensive income and establish a minimum pension liability at December 31, 2002. However, as a result of the fair value of plan assets exceeding the accumulated benefit obligation of $59.0 million (which excludes projected salary increases), the Company released the minimum pension liability and increased other comprehensive income by $6.5 million (net of tax) at December 31, 2003.

The Company has defined contribution plans that are 401(k) salary reduction/savings plans for employees. In general, quarterly contributions covering employees who have completed one full calendar year of service are made by the Company in amounts based upon the Company's financial results. Company contributions to the plan during 2003 and 2002 were $2.7 million and $1.5 million, respectively.

The Company has a defined contribution pension plan and 401(k) plan covering substantially all agents, except general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan. An additional contribution of 3.0 percent of defined commissions is made to a 401(k) plan. Company contributions expensed for these plans for 2003 and 2002 were $.9 million and $.8 million, respectively.

The assets for most benefit plans are held by the Company under deposit administration and group annuity contracts.

The Company has entered into deferred compensation agreements with directors, certain employees, agents and general agents. These deferred amounts are payable according to the terms and conditions of said agreements and related liabilities are included in other liabilities. Annual costs of the agreements were $6.7 million and $9.3 million for 2003 and 2002, respectively.

The Company also provides certain health care and life insurance benefits (postretirement benefits) for retired employees and certain agents (retirees). Employees and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued

7.  Employees' and Agents' Benefit Plans, continued



Accrued postretirement benefits as of December 31:                                      2003     (in millions)          2002

-----------------------------------------------------------------------------------------------------------------------------

Accumulated postretirement benefit obligation                                         $ 15.8                          $ 13.8
Net postretirement benefit cost                                                          3.4                             1.8
Company contributions                                                                    1.0                             1.0

-----------------------------------------------------------------------------------------------------------------------------


There are no specific plan assets for this postretirement liability as of December 31, 2003 and 2002. Claims incurred for benefits were funded by Company contributions. Company premium contributions for health coverage for retirees 65 and over are capped, and future increases in costs are intended to be borne by the covered retirees.

The following assumptions were used in determining the benefit obligations and net periodic benefit costs:

Weighted - average assumptions used to determine benefit obligation at December 31;



                                                                      Pension Benefits                         Other Benefits
                                                     ------------------------------------     ---------------------------------
                                                               2003                 2002                 2003             2002

-------------------------------------------------------------------------------------------------------------------------------

Discount rate                                                 6.50%                7.25%                6.25%            7.25%
Compensation increase rate                                    4.00%                4.00%                4.00%            4.00%
-------------------------------------------------------------------------------------------------------------------------------

Weighted -average assumptions used to determine net periodic benefit cost for the years ended December 31:



                                                                      Pension Benefits                         Other Benefits
                                                     ------------------------------------     ---------------------------------
                                                               2003                 2002                 2003             2002

-------------------------------------------------------------------------------------------------------------------------------

 Discount rate                                                7.25%                7.50%                7.25%            7.50%
 Expected long-term return on plan assets                     9.00%                9.00%                    -                -
 Compensation increase rate                                   4.00%                4.00%                4.00%            4.00%

-------------------------------------------------------------------------------------------------------------------------------

Assumed health care trend rates at December 31:
                                                                                                         2003             2002

-------------------------------------------------------------------------------------------------------------------------------

Health care trend rate assumed for next year                                                           12.50%           12.50%
Rate to which the cost trend rate is asumed to decline                                                  5.00%            5.00%
Year that the rate reaches the ultimate trend rate                                                       2014             2013

-------------------------------------------------------------------------------------------------------------------------------


Assumed health care trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:


                                                                      1-Percentage point increase       1-Percentage point decrease
----------------------------------------------------------------------------------------------------------------------------

Effect on total of service and interest cost                                                   $0.7                   ($0.5)
Effect on postretirement benefit obligation                                                    $1.1                   ($0.7)

----------------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued

7.  Employees' and Agents' Benefit Plans, continued

On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Act") was signed into law. The Act introduces a prescription drug benefit under Medicare as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans. The Company has elected to defer accounting for the Act until further guidance is provided as to how to calculate the expected benefit. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements does not reflect the effects of the Act on the plan. Specific authoritative guidance on the accounting for the federal subsidy is pending and that guidance, when issued, could require the Company to change previously reported information.


8.   Federal Income Taxes


A reconciliation of the income tax attributable to continuing operations computed at U.S. federal statutory tax rates to the income tax expense included in the statement of operations follows:




Years ended December 31                                                                  2003     (in millions)         2002

-----------------------------------------------------------------------------------------------------------------------------

Income tax computed at statutory tax rate                                              $ 27.4                          $ 5.7
    Tax-exempt income                                                                    (0.5)                          (0.9)
    Dividends received deduction                                                         (8.6)                          (3.5)
    Income tax paid on behalf of separate accounts                                        0.7                              -
    Other                                                                                (2.3)                           6.0

-----------------------------------------------------------------------------------------------------------------------------

    Income tax expense                                                                 $ 16.7                          $ 7.3

-----------------------------------------------------------------------------------------------------------------------------


The components of the provision for income taxes on earnings included current tax expense (benefit) of ($15.6) million and $33.8 million for the years ended
December 31, 2003 and 2002, respectively, and deferred tax expense (benefit) of $32.3 million and ($26.5) million for the years ended December 31, 2003 and 2002, respectively.



Deferred income tax assets (liabilities) as of December 31                               2003     (in millions)           2002

-------------------------------------------------------------------------------------------------------------------------------

Deferred policy acquisition costs                                                    $ (179.7)                        $ (160.1)
Investments                                                                              (4.9)                            (6.0)
Insurance liabilities                                                                   124.5                            136.7
Deferred gain on indemnity reinsurance                                                   27.2                             28.6
Minimum pension liability                                                                   -                              3.5
Unrealized appreciation of securities                                                   (82.6)                           (85.6)
Other                                                                                   (18.0)                           (18.6)

-------------------------------------------------------------------------------------------------------------------------------

    Deferred income tax liabilities                                                  $ (133.5)                        $ (101.5)

-------------------------------------------------------------------------------------------------------------------------------


Federal income taxes paid were $7.9 million and $38.5 million in 2003 and 2002, respectively. Current tax recoverables (payables) were $22.6 million and ($.9) million at December 31, 2003 and 2002, respectively.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


9.   Reinsurance


The Company is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. For individual life policies, the Company cedes the portion of the total risk in excess of $.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage.

Certain statistical data with respect to reinsurance follows:



Years ended December 31                                                                 2003     (in millions)           2002

------------------------------------------------------------------------------------------------------------------------------

Direct statutory premiums                                                          $ 1,921.8                        $ 1,733.3
Reinsurance premiums assumed                                                           602.9                            604.1
Reinsurance premiums ceded                                                            (670.6)                          (530.6)

------------------------------------------------------------------------------------------------------------------------------

    Net statutory premiums                                                           1,854.1                          1,806.8

------------------------------------------------------------------------------------------------------------------------------

    Reinsurance recoveries                                                           $ 327.4                          $ 233.9

------------------------------------------------------------------------------------------------------------------------------


The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Eight reinsurers account for approximately 87 percent of the Company's December 31, 2003, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A++ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 2 - Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERC.

The Company reported an after-tax net loss of approximately $15 million in 2001 related to the September 11, 2001 terrorist attack. The net loss included anticipated reinsurance recoveries from the Company's reinsurers. The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $177 million at December 31, 2003 compared to $199 million at December 31, 2002. The
Company's reinsurance program provides adequate protection and consists of financially strong reinsurance companies. The Company has recorded no significant additional net loss in 2003 or 2002 related to the September 11th tragedy.


10.  Surplus Notes, Notes Payable and Lines of Credit

On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of interest on or principal of the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid during 2003 and 2002 was $5.8 million in each year.

The Company has available a $100 million credit facility. No amounts have been drawn as of December 31, 2003. The available borrowing against the line of credit is reduced by a standby Letter of Credit related to certain reinsurance business totaling $28.5 million as of December 31, 2003.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued

10.  Surplus Notes, Notes Payable and Lines of Credit, continued

On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7% annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations.


Surplus Notes and Senior Notes:




                                                                                        2003 (in millions)          2002

-------------------------------------------------------------------------------------------------------------------------

Senior notes, 7%, due 2033                                                           $ 200.0                         $ -
Surplus notes, 7.75%, due 2026                                                          75.0                        75.0
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total payables                                                                       $ 275.0                      $ 75.0
-------------------------------------------------------------------------------------------------------------------------


11.  Commitments and Contingencies


Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to operations or financial condition of the Company.

In 2002, the Company settled a dispute with a reinsurance customer that resulted in the return of premium totaling $15 million. This return of premium was recorded as a reduction in premium income in 2002.


12.  Statutory Information


AUL, State Life, PML and CNL prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.


A reconciliation of SAP surplus to GAAP equity at December 31 follows:


At December 31                                                                2003     (in millions)          2002

-------------------------------------------------------------------------------------------------------------------

    SAP surplus                                                            $ 718.7                         $ 695.9
    Deferred policy acquisition costs                                        577.3                           531.6
    Adjustments to policy reserves                                          (155.8)                         (155.6)
    Asset valuation and interest maintenance reserves                         76.8                            54.6
    Unrealized gain on invested assets, net                                  152.5                           159.6
    Surplus notes                                                            (75.0)                          (75.0)
    Deferred gain on indemnity reinsurance                                   (98.7)                         (107.1)
    Deferred income taxes                                                    (70.1)                          (43.1)
    Other, net                                                                35.4                            39.3

-------------------------------------------------------------------------------------------------------------------

    GAAP equity                                                          $ 1,161.1                       $ 1,100.2

-------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


12.  Statutory Information, continued

A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:



Years ended December 31                                                                2003      (in millions)           2002

------------------------------------------------------------------------------------------------------------------------------

    SAP net income (loss)                                                            $ 55.8                           $ (37.7)
    Deferred policy acquisition costs                                                  23.8                              28.3
    Adjustments to policy reserves                                                      7.5                              26.5
    Interest maintenance reserve
      adjustment on reinsurance transactions                                            0.5                             (16.5)
    Deferred income taxes                                                             (32.3)                             26.5
    Other, net                                                                          6.2                             (18.0)

------------------------------------------------------------------------------------------------------------------------------

    GAAP net income                                                                  $ 61.5                             $ 9.1

------------------------------------------------------------------------------------------------------------------------------


Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $30.5 million and $22.3 million at December 31, 2003 and 2002, respectively.

State statutes and the mutual insurance holding company law limit dividends from AUL and PML to OneAmerica. No such distributions were made in 2003 or 2002. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $65 million in 2004.


13.  Fair Value of Financial Instruments

The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values of short-term investments and policy loans approximate the carrying amounts reported in the balance sheets. Fair values for fixed maturity and equity securities, and surplus notes payable are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


13.  Fair Value of Financial Instruments, continued

The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair values of certain financial instruments, along with the corresponding carrying values at December 31, 2003 and 2002, follow:


                                                                             2003                             2002
(in millions)                                              Carrying Amount     Fair Value      Carrying Amount     Fair Value

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities - available-for-sale:                   $ 5,199.8        $ 5,199.8          $ 4,797.3         $ 4,797.3
Equity securities                                                      40.7             40.7               15.4              15.4
Mortgage loans                                                      1,323.2          1,448.5            1,286.5           1,439.3
Policy loans                                                          169.1            169.1              168.0             168.0
Surplus notes and notes payable                                       275.0            283.6               75.0              70.9
Short-term & other invested assets                                     18.9             18.9               24.1              24.1

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

================================================================================

          No dealer, salesman or any other person is authorized by the AUL American Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.


          AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.


          The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.


================================================================================




                             AUL AMERICAN UNIT TRUST

                        Group Variable Annuity Contracts

                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)


                               One American Square
                           Indianapolis, Indiana 46282


                       STATEMENT OF ADDITIONAL INFORMATION




                              Dated: May 1, 2004





================================================================================

                            Part C: Other Information

Item 24. Financial Statements and Exhibits

(a) FINANCIAL STATEMENTS

     1.  Included in Prospectus (Part A):
           Condensed Financial Information(9)

     2.  Included in Statement of Additional Information (Part B):
         (a) Financial Statements of OneAmerica Financial Partners, Inc.(R)(8) Report of Independent Auditors
              Combined Balance Sheets as of December 31, 2003 and 2002
              Combined Statements of Operations for years ended
                December 31, 2003 and 2002
              Combined Statements of Changes in Shareholder's Equity and Comprehensive Income as of December 31, 2003, 2002, and 2001 Combined Statements of Cash Flows for the years ended
                December 31, 2003 and 2002
              Notes to Financial Statements

         (b)  Financial Statements of AUL American Unit Trust(8)

              Registrant's Annual Report for the year ended December 31, 2003, contains the following Financial Statements:
              A Message From the President of American United Life Insurance
               Company(R)
              Report of Independent Auditors
              Statements of Net Assets as of December 31, 2003
              Statements of Operations as of December 31, 2003
              Statements of Changes in Net Assets as of December 31, 2003 and
                2002
              Notes to Financial Statements

(b) Exhibits
    1. Resolution of Executive Committee of American United Life Insurance Company(R) ("AUL") establishing AUL American Unit Trust(1)
    2. Not applicable

    3. Distribution Agreement between American United Life Insurance Company(R) and OneAmerica Securities, Inc.(8)

    4. Group Annuity Contract Forms:
       4.1    TDA Voluntary Contract, Form P-12511 (1)
       4.2    TDA Employer Sponsored Contract, Form P-12621 (1)
       4.3    TDA Employer Sponsored Benefit Responsive Contract,
                Form P-12621BR (1)
       4.4    TDA Custodial SPL Contract, Form P-12833 (1)
       4.5    TDA Custodial Contract, Form P-12833 (1)(3)
       4.6 TDA Employer Sponsored and Qualified Conv. Multiple Fund VA Contract, Form P-14020 (1)
       4.7 TDA Employer Sponsored and Qualified New Multiple Fund VA Contract, Form P-14020 (1)
       4.8    IRA Non-Custodial Contract, Form P-12566 (1)
       4.9    IRA Custodial Contract, Form P-12867 (1)(3)
       4.10   DCP Contract, Form P-12518 (1)
       4.11   IRA No-Load Custodial Contract and Amendment, Form P-12867 (2)
       4.12   IRA Guaranteed Benefit Group Variable Annuity,
                Form P-GB-K-IRAMFVA(NBR) (2)
       4.13 TDA Guaranteed Benefit Employer-Sponsored Group Variable Annuity, Form P-GB-K-ERTDAMFVA (2)
       4.14 Employer-Sponsored TDA and Qualified Plan Guaranteed Benefit Group Variable Annuity, Form P-GB-K-AUL1MFVA (2)
       4.15   Voluntary TDA Group Variable Annuity and Certificate,
                Forms P-K-TDAMFVA-GMDB (BR) and P-C-TDAMFVA-GMDB (BR) (3)
       4.16 TDA Multiple-Fund Group Variable Annuity with GMDB (SBR)- OMNI Patriot TDA Voluntary Contract & Certificates,
                Form TDA.GMDB.OM-K & C  (6)
       4.17 Employer-Sponsored TDA & Qualified Plan Guaranteed Benefit Contract & Certificates, OMNI AULONE Contract,
                Form GB10.OM-K & C (6)

       4.18 Guaranteed Benefit Employer-Sponsored TDA Contract and Amendments & Certificates (SBR) - OMNI-ERTDA, Form GBErTDA.OM-K & C (6)(8)

       4.19   AUL American Series IRA Multiple Fund Individual Variable Annuity
               - Form IndividualORIRA (7)
       4.20   Amendment to the IRA Group Annuity Contract -
               Form IRAEGTRRAKAM (7)
       4.21   AUL American Series Roth IRA Multiple Fund Group Variable Annuity
               - Form IRA/GBSEP/GBSIMPLE.OM-K (7)
       4.22 AUL American Series Guaranteed Benefit IRA Multiple Fund Group Annuity with Guaranteed Minimum Death Benefit (NBR) -
               Form IRA/GBSEP/GBSIMPLE.OM-K (7)
       4.23 AUL American Series Roth IRA Multiple Fund Group Variable Annuity Certificate - Form ROTHIRA.OM-C (7)
--------------------------------------------------------------------------------
     (1) Re-filed with the Registrant's Post-Effective Amendment No. 15
           (File No. 33-31375) on April 30, 1998.
     (2) Filed with the Registrant's Post-Effective Amendment No. 17
           (File No. 33-31375) on April 30, 1999.
     (3) Filed with the Registrant's Post-Effective Amendment No. 18
           (File No. 33-31375) on June 21, 1999.
     (4) Filed with the Registrant's Post-Effective Amendment No. 20
           (File No. 33-31375) on April 27, 2001.
     (5) Filed with the Registrant's Post-Effective Amendment No. 21
           (File No. 33-31375) on July 27, 2001.
     (6) Filed with the Registrant's Post-Effective Amendment No. 22
           (File No. 33-31375) on May 1, 2002.
     (7) Filed with the Registrant's Post-Effective Amendment No. 23
           (File No. 33-31375) on April 30, 2003.
     (8)  Filed with the Registrant's Post-Effective Amendment No. 26
           (File No. 33-31375) on April 28, 2004.

    5. Application Forms and other forms:
       5.1    AUL American Series Enrollment Form P-12464 (1)
       5.2.   Employer Sponsored TDA Enrollment Form P-12477 (1)
       5.3    AUL Select Annuity Enrollment Form P-14009 (1)
       5.4    Application for No-Load IRA Contract, P-12503 (2)
       5.5    AUL American Series Enrollment Form P-11464 G (6)
       5.6    Employer-Sponsored Tax Deferred Annuity Enrollment
                Form P-12477 L (6)
    6. Certificate of Incorporation and By-Laws of the Depositor
       6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)
       6.2 Certification of the Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)
       6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R)(8)
       6.4 Second Amended and Restated By-Laws of American United Life Insurance Company(R)(8)
    7. Not applicable
    8. Form of Participation Agreements:
       8.1    Form of Participation Agreement with Alger American Fund (1)
       8.2.1 Form of Participation Agreement with American Century Variable Portfolios, Inc.(5)
       8.2.2 Form of Participation Agreement with American Century Variable Portfolios, Inc.(5)

       8.2.3 Form of Participation Agreement and Amendments thereto with American Century Variable Portfolios, Inc.(5)(8)

       8.3    Form of Participation Agreement with Calvert Variable Series (1)
       8.4    Form of Participation Agreement with Fidelity Variable
                Insurance Products Fund (1)
       8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)
       8.6    Form of Participation Agreement with Janus Aspen Series (1)

       8.7 Form of Participation Agreement and Amendments thereto with PBHG Funds, Inc. (5)(8)

       8.8    Form of Participation Agreement with Safeco Resource Series
                Trust(1)
       8.9. Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (5)
       8.10 Form of Participation Agreement with Invesco Funds Group and American United Life Insurance Company(R) (5)
       8.11 Form of Participation Agreement with The Vanguard Group and American United Life Insurance Company(R) (5)
       8.12 Form of Participation Agreement with State Street Institutional Investment Trust and American United Life Insurance
                Company(R) (5)
       8.13 Form of Participation Agreement between MFS Funds Distributors, Inc. and American United Life Insurance Company(R) (7)
       8.14 Form of Amendment No. 4 to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company(R) (7)

       8.15 Form of Amendments to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance
                Company(R) (7)(8)

       8.16 Form of Distribution and Service Agreement between T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and American United Life Insurance Company(R) (7)
       8.17 Form of Participation Agreement between Pacific Investment Management Company LLC (PIMCO) and American United Life Insurance Company(R) (7)
       8.18 Form of Shareholder Servicing Agreement between PIMCO Advisors Fund Management LLC and American United Life Insurance Company(R) (7)
       8.19 Form of Participation Agreement between AIM Growth Series, AIM Distributors, Inc. and American United Life Insurance Company(R) (7)
       8.20 Form of Amendment to the Participation Agreement between Invesco Funds Group and American United Life Insurance Company(R) (7)
       8.21 Form of Amendment to the Omnibus Account Services Agreement between Invesco Funds Group, Inc., Invesco Distributors, Inc. and American United Life Insurance Company(R) (7)
       8.22 Form of Assigment and Assumption of AUL Fund Participation Agreement (Mason Street Funds, Inc.) between Robert W. Baird & Co., Inc., Northwestern Investment Services, LLC, and Mason Street Advisors, LLC (7)
       8.23 Form of Variable Group Annuity Contractholder Service Agreement (12b-1) between AIM Distributors, Inc. and American United Life Insurance Company(R) (7)

       8.24 Form of Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company(R) (8)
       8.25 Form of Amendments to the Participation Agreement between Mason Street and Northwestern Investment Services, LLC and American United Life Insurance Company(R) (8)

    9. Opinion and Consent of Senior Counsel of AUL as to the legality of Contracts being registered (1)
   10. Miscellaneous Consents
       10.1   Consent of Independent Auditors (8)
       10.2   Consent of Dechert Price & Rhoads (1)
       10.3   Powers of Attorney (7)
   11. Not applicable
   12. Not applicable





--------------------------------------------------------------------------------
     (1) Re-filed with the Registrant's Post-Effective Amendment No. 15
           (File No. 33-31375) on May 26, 1998.
     (2) Filed with the Registrant's Post-Effective Amendment No. 17
           (File No. 33-31375) on April 30, 1999.
     (3) Filed with the Registrant's Post-Effective Amendment No. 18
           (File No. 33-31375) on June 21, 1999.
     (4) Filed with the Registrant's Post-Effective Amendment No. 20
           (File No. 33-31375) on April 27, 2001.
     (5) Filed with the Registrant's Post-Effective Amendment No. 21
           (File No. 33-31375) on July 27, 2001.
     (6) Filed with the Registrant's Post-Effective Amendment No. 22
           (File No. 33-31375) on May 1, 2002.
     (7) Filed with the Registrant's Post-Effective Amendment No. 23
           (File No. 33-31375) on April 30, 2003.

     (8) Filed with the Registrant's Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

Item 25. DIRECTORS AND OFFICERS OF AUL

Name and Address                   Positions and Offices with AUL
----------------                   ------------------------------

Jerry D. Semler*                   Chairman of the Board and Chief Executive Officer,
                                   American United Life Insurance Company (9/91 - present);
                                   President, AUL (1980 - 2/03); Chairman of the AUL Acquisition
                                   Committee

John R. Barton*                    Senior Vice President, Group Life & Health Division
                                   (1/99 - present); Director, AUL (12/00 - present)

J. Scott Davison*                  Senior Vice President, Strategic Planning and Corporate Development
                                   (7/02 - present); Director, AUL (7/02 - present) Vice President,
                                   Corporate Planning (1/00 - 7/02)

Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);
                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,
                                   Reporting & Research (5/95 - 1/99)

Dayton H. Molendorp*               Executive Vice President, AUL (2/03 - present); Senior Vice President,
                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);
                                   Vice President, Individual Division (11/98 - 9/99);
                                   Vice President, Marketing, Individual Division (6/92 - 9/98)

R. Stephen Radcliffe*              President, AUL (2/03 - present); Executive Vice President, AUL (8/94 - present);
                                   Director, AUL (2/91 - present)

Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,
                                   (12/01 - present); Director, AUL (12/01 - present); Vice President
                                   Human Resources, (11/99 - 12/01); Vice President, Corporate
                                   Planning, (9/95 - 11/99)

G. David Sapp*                     Senior Vice President, Investments (1/92 - present);
                                   Director, AUL (12/00 - present)

Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);
                                   Director, AUL (8/02 - present)

----------------------------------------------

*One American Square, Indianapolis, Indiana 46282


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL's reinsurance division, all remaining reinsurance and AUL Long Term Care Solutions, Inc. was transferred to GE Employers Reinsurance Corporation on July 1, 2002. RMS wholly owns these subsidiaries: AUL Reinsurance Management Services, Canada, Ltd.; and AUL Reinsurance Management Services (Bermuda) Ltd. AUL has acquired a 100% equity interest in that company.

CNL FINANCIAL CORPORATION ("CNL") is a holding company organized under the laws of Georgia. CNL owns, directly or indirectly, five subsidiaries which include two Georgia domiciled insurers, Cherokee National Life Insurance Company ("CNLI") and CNL / Insurance America, Inc. ("CIA") as well as CNL / Resource Marketing Corporation, a Georgia corporation, CNL Technology Group, Inc., a Georgia corporation, and Commodore National Reinsurance Company, Ltd., a Nevis corporation. On December 18, 2000, AUL acquired CNL and its affiliates in a transaction that was approved by the Georgia Commissioner of Insurance on December 8, 2000. In 2002, Kentucky Investors, Inc., a Kentucky corporation, purchased 400,000 shares of CNLI's preferred stock. CNLI markets credit life and credit disability coverage throughout the southeastern region of the United States, and CIA markets property and casualty insurance coverage in the same geographic area. As a result of the transaction, AUL has acquired 100% of the outstanding common shares in CNL.

FIRST FINANCIAL REINSURANCE COMPANY, LTD ("First Financial") is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, First Financial Corporation. On June 30, 1999, AUL invested $400,000 and received 1,300 shares of preferred stock in First Financial, until then a wholly-owned subsidiary of First Financial Corporation. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

FOUNTAIN SQUARE LIFE REINSURANCE COMPANY ("Fountain Square") was incorporated on December 31, 2002 and is a company domiciled in the Turks and Caicos, British West Indies whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. The new entity is the successor of its predecessor, Fountain Square Insurance Company, by operation of law and possesses all of the rights and powers of its predecessor and is subject to all the restrictions, debts, liabilities, etc., of the former entity. AUL received 260 shares of preferred stock of Fountain Square, in exchange for 26,000 shares of preferred stock of Fountain Square Insurance Company. AUL owned the same percentage of the outstanding stock of Fountain Square as it owned in Fountain Square Insurance Company. The Fountain Square Insurance Company stock was valued at $96.16 per share and the Fountain Square stock is valued at $9,616.00 per share. On December 23, 2003, AUL invested $2,501,031.75 and received 260 shares of preferred stock in Fountain Square. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

HUNTINGTON CREDIT REINSURANCE COMPANY ("Huntington") is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Huntington Bancshares, Inc. On December 20, 2001, AUL invested $2,500,000 and received 26,000 shares of preferred stock in Huntington, until then a wholly-owned subsidiary of Huntington Bancshares, Inc. As a result of the transaction, AUL has acquired a 22.4% equity interest in that company.

INTEGRA REINSURANCE CO., LTD. ("Integra") Integra, is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, Integra Bank Corporation. On June 27, 2003, AUL invested $400,000 and received 1,300 shares of preferred stock in Integra, until then a wholly-owned subsidiary of Integra Bank Corporation. As a result of this transaction, AUL has acquired a 20.6% equity interest in that company.

OLD KENT FINANCIAL LIFE INSURANCE COMPANY ("Old Kent") is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. On August 16, 2001 AUL invested $1,250,000 and received 29,000 shares of preferred stock in Old Kent, until then a wholly-owned subsidiary of Fifth-Third Banc Corp. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

ONEAMERICA FUNDS, INC. (the "Fund") (formerly AUL American Series Fund, Inc. (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2003, there are 600 million authorized shares; currently, 582 million shares have been allocated and issued. AUL owns 0.00 percent of Equity, 0.00 percent of Bond, 0.00 percent of Managed and 0.00 percent of Money Market shares as of December 31, 2003. As a result of the transaction, the separate accounts of AUL have acquired a 100% equity interest in the fund.

ONEAMERICA SECURITIES, INC. (formerly AUL Equity Sales Corp.) (Broker Dealer No. 801-56819) is a wholly owned subsidiary of AUL, was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2003, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2003, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL. As a result of the transaction, AUL has acquired a 100% equity interest in that company. This entity also acts as the Distributor of the variable life and variable annuity contracts issued by American United Life Insurance Company.

PIONEER MUTUAL LIFE INSURANCE COMPANY ("PML") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by AUMIHC and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic mutual insurance company without voting securities whose principal business is the sale of life insurance and annuity contracts. The State Life Insurance company became part of the insurance holding company system on September 23, 1994. Under the terms of the Agreement of Strategic Alliance between AUL and State Life and the mutual insurance holding company conversion, the Boards of Directors of AUMIHC and State Life are currently comprised of similar members. This has been held by the Commissioner to constitute an acquisition of control by AUMIHC.

R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing general agent for employer stop-loss insurance policies issued to self-funded employee benefit plans. Effective October 1, 2003, OneAmerica purchased 100% of the outstanding stock of R.E. Moulton, Inc. for $27,400,000. As a result of this transaction, AUL has acquired a 0% equity interest in that company.


REGISTRANT (AUL AMERICAN UNIT TRUST (File No. 811-5929)), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), and AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193) are separate accounts of AUL, organized for the purpose of the sale of group and individual variable annuity contracts, respectively.

                                       5
Item 27. NUMBER OF CONTRACTHOLDERS


As of March 31, 2004, there were 2,498 qualified and non-qualified contracts offered by the Registrant.

Item 28. INDEMNIFICATION

Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of
Incorporation of American United Life Insurance Company(R) provides as follows:

(a) Coverage. The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:

     (i)  a member of the Board of Directors of the Corporation,

     (ii) an officer of the Corporation, or

     (iii)while a director or officer of the Corporation, serving at the Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.


Item 29. PRINCIPAL UNDERWRITERS

     a. Other Activity. In additional to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Individual Variable Life Unit Trust (File No. 811-08311) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

     b.   Management.   The  directors  and  principal  officers  of  OneAmerica
          Securities, Inc. are as follows:

          Name and Principal                      Positions and Offices
          Business Address*                       with OneAmerica Securities, Inc.
          -------------------                     --------------------------------


          R. Dempsey Adkins                       Director


          Constance E. Lund                       Treasurer; Director

          Dayton H. Molendorp                     Vice President, Individual Marketing
                                                   Services; Director

          R. Stephen Radcliffe                    Chairman of the Board; Director

          John C. Swhear                          Secretary

          Rachel F. Tomasek                       Vice President, Operations




          Joseph M. Urban                         President; Chief Compliance Officer;
                                                   Financial Operations Principal; Director

          John W. Zeigler                         Vice President, Insurance Agency Registrations
------------------------------

* The Principal  business  address of all of the persons  listed is One American
Square, Indianapolis, Indiana 46282


     (c)  Not applicable


Item 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, IN 46282.

Item 31. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.


Item 32. UNDERTAKINGS

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

(a) The Registrant and its Depositor are relying upon Rule 6c-7 under the Investment Company Act of 1940 (17 CFR 270.6c-7), Exemptions from Certain Provisions of Sections 22(e) and 27 for Registered Separate Accounts Offering Variable Annuity Contracts to Participants in the Texas Optional Retirement Program, and the provisions of paragraphs
          (a) through (d) of this rule have been complied with.

(b) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (Novem-ber 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs
          (1)-(4) of this letter have been complied with.

(c) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 28th day of April, 2004.




                               AUL AMERICAN UNIT TRUST (Registrant)

                               By:  American United Life Insurance Company

                               By:  ____________________________________________
                                    Name:  R. Stephen Racliffe*
                                    Title: President

                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                            (Depositor)

                               By:  ____________________________________________
                                    Name:  R. Stephen Radcliffe*
                                    Title: President



* By:  /s/ John C. Swhear
       _____________________________________
       John C. Swhear as attorney-in-fact



As required by the Securities Act of 1933, this Post Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                           Title                     Date
---------                           -----                     ----

_______________________________     Director                   April 28, 2004
John R. Barton*


_______________________________     Director                   April 28, 2004
J. Scott Davison*


_______________________________     Director, Principal        April 28, 2004
Constance E. Lund*                  Financial and Accounting
                                    Officer

_______________________________     Director                   April 28, 2004
Dayton H. Molendorp*


_______________________________     Director                   April 28, 2004
R. Stephen Radcliffe*


_______________________________     Director                   April 28, 2004
Mark C. Roller*


_______________________________     Director                   April 28, 2004
G. David Sapp*


_______________________________     Director                   April 28, 2004
Jerry D. Semler*



_______________________________     Director                   April 28, 2004
Thomas M. Zurek*




    /s/ John C. Swhear
___________________________________________
*By: John C. Swhear as Attorney-in-fact

Date:  April 28, 2004

                                  EXHIBIT LIST


 Exhibit
 Number in Form
 N-4, Item 24(b)      Name of Exhibit
----------------      ---------------


     3                Distribution Agreement between American United Life
                       Insurance Company(R) and OneAmerica Securities, Inc.

     4.18             Form of Amendment to the AUL American Series Guaranteed
                       Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity Market Value Adjustment -
                       Form GBErTDA.OM-K.MVA

     6.3              Second Amended and Restated Articles of Incorporation of
                       American United Life Insurance Company(R)

     6.4              Second Amended and Restated By-Laws of American United
                       Life Insurance Company(R)

     8.2.3            Form of Amendment to the Participation Agreement with
                       American Century Variable Portfolios, Inc.

     8.7              Form of Amendment to the Participation Agreement with PBHG
                       Funds, Inc.

     8.15             Form of Amendments to the Participation Agreement between
                       American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company(R)

     8.24             Form of Participation Agreement between Fidelity
                       Distributors Corporation and American United Life Insurance Company(R)

     8.25             Form of Amendments to the Participation Agreement between
                       Mason Street and Northwestern Investment Services, LLC and American United Life Insurance Company(R)

    10.1              Consent of Independent Auditors